UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    --------
                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act File Number 811-07527

                                  Turner Funds
               (Exact name of registrant as specified in charter)

                                    --------


                         1205 Westlakes Drive, Suite 100
                                Berwyn, PA 19312
               (Address of principal executive offices) (Zip code)

                                  Turner Funds
                                 P.O. Box 219805
                           Kansas City, MO 64121-9805
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-224-6312

                   Date of fiscal year end: September 30, 2008

                  Date of reporting period: September 30, 2008

Item 1.    Reports to Stockholders.
--------------------------------------------------------------------------------
[TURNER FUNDS LOGO]                                                ANNUAL REPORT
--------------------------------------------------------------------------------
                                                              September 30, 2008
      U.S. growth equity funds
      ------------------------
      Turner Concentrated Growth Fund

      Turner Core Growth Fund

      Turner Core Growth 130/30 Fund

      Turner Emerging Growth Fund

      Turner Large Cap Growth Fund

      Turner Midcap Growth Fund

      Turner New Enterprise Fund

      Turner Small Cap Growth Fund


      International growth equity funds
      ---------------------------------
      Turner International Core Growth Fund

      U.S. core equity funds
      ----------------------
      Turner Midcap Equity Fund

      Turner Quantitative Broad Market Equity Fund

      Turner Small Cap Equity Fund

      U.S. value equity funds
      -----------------------
      Turner Quantitative Large Cap Value Fund

--------------------------------------------------------------------------------

      CONTENTS

 2    Letter to shareholders

 6    Total returns of Turner Funds

 9    Investment review:
      Turner Concentrated Growth Fund

10    Investment review:
      Turner Core Growth Fund

11    Investment review:
      Turner Core Growth 130/30 Fund

12    Investment review:
      Turner Emerging Growth Fund

13    Investment review:
      Turner Large Cap Growth Fund

14    Investment review:
      Turner Midcap Growth Fund

15    Investment review:
      Turner New Enterprise Fund

16    Investment review:
      Turner Small Cap Growth Fund

17    Investment review:
      Turner International Core Growth Fund

18    Investment review:
      Turner Midcap Equity Fund

19    Investment review:
      Turner Quantitative Broad Market Equity Fund

20    Investment review:
      Turner Small Cap Equity Fund

21    Investment review:
      Turner Quantitative Large Cap Value Fund

22    Financial statements

66    Notes to financial statements

74    Report of independent registered public accounting firm

75    Notice to shareholders

76    Trustees and officers of the Trust

77    Disclosure of fund expenses

TURNER FUNDS

As of September 30, 2008, the Turner Funds offered a series of 13 mutual funds to individual and institutional investors. The minimum initial investment for Institutional Class Shares in a Turner Fund is $250,000 (except for $25,000 for the Turner Quantitative Large Cap Value Fund) for regular accounts and $100,000 (with the exception of $10,000 for the Turner Quantitative Large Cap Value Fund) for individual retirement accounts. The minimum initial investment for Investor Class Shares and Retirement Class Shares is $2,500 for regular accounts and $2,000 for individual retirement accounts.

Turner Investment Partners, Inc., based in Berwyn, Pennsylvania, serves as the investment adviser for the Funds (other than the Turner Small Cap Equity Fund and Turner Midcap Equity Fund). Turner Investment Partners, Inc., founded in 1990, manages more than $22 billion in stock investments as of September 30, 2008. Turner Investment Management LLC, a subsidiary of Turner Investment Partners, Inc., serves as the investment adviser for the Turner Small Cap Equity Fund and Turner Midcap Equity Fund.

SHAREHOLDER SERVICES

Turner Funds shareholders receive annual and semiannual reports, quarterly account statements, and a quarterly newsletter. Shareholders who have questions about their accounts may call a toll-free telephone number, 1.800.224.6312, may visit our Web site, www.turnerinvestments.com, or may write to Turner Funds, P.O. Box 219805, Kansas City, Missouri 64121-9805.

                                             TURNER FUNDS 2008 ANNUAL REPORT | 1

LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------

TO OUR SHAREHOLDERS

Like an avalanche triggered by a wayward skier, the stock market decline during the 12-month period ended September 30, 2008, started small but quickly gained terrifying downward momentum that buried many shares. The S&P 500 Index cascaded into bear-market territory, losing 21.98%.

Meanwhile, the economy was similarly inundated. Incredibly, a relatively minor percentage of homeowners unable to meet their subprime-mortgage obligations morphed into nearly 2 million home foreclosures, billions of dollars of complex, toxic mortgage securities that proved nearly impossible for financial institutions to either value or unload, and the most severe contraction of credit in modern times. In March the once-storied New York investment firm Bear Stearns collapsed. (Little did anyone know that it would be the first of a number of high-profile business failures.) The unemployment rate crept uncomfortably higher, to 6.1%, and, alas, was widely expected to go higher still in the months ahead. Financial titans Merrill Lynch, Washington Mutual, and Wachovia found themselves starved for cash and ended up being acquired by better-capitalized competitors. Mortgage giants Fannie Mae and Freddie Mac were nationalized. The Treasury Department took over American International Group, the world's largest insurance company. All of it culminated in a $700-billion bailout package designed by the federal government to help stabilize a teetering global financial system.

As the stock market and the financial system tried frantically to evade the avalanche, the news turned more surreal by the day. In September, for instance, investors fled money-market funds, the traditional safe haven of the ultra-cautious, and sought refuge in Treasury bonds instead. At one point the yield on one-year Treasury bills fell to almost zero; in essence investors were willing to accept almost no interest payment in the hope that they would at worst minimize any potential loss of their money. As THE WALL STREET JOURNAL observed, investors were unsettled by "a double-dose of market whiplash and extreme risk aversion, wondering, 'How bad can it get?'"

NOT FOR THE FAINT OF HEART

The only plausible response seemed to be, "plenty bad." The Dow Jones Wilshire 5000 Index, which includes almost all U.S. stocks, lost $7.2 trillion in value over the past 12 months. And a key measure of market volatility, the Chicago Board Options Exchange Volatility Index (often referred to as the "fear gauge") reached highs not seen since the 9/11 terrorist attacks and the end of the bear market in 2002. Whatever else you can say about it, this market was certainly not for the faint of heart.

In the period, the growth style of investing outperformed value investing -- that is to say, growth did less bad. The broad-based Russell 3000 Growth Index lost 20.60%, while the Russell 3000 Value Index fell 22.70%. In terms of market capitalizations, small-cap stocks, as represented by the Russell 2000 Index, lost the least, falling 14.48%. And regarding stock-market sectors, all 10 sectors of the Russell 3000 Index recorded negative returns, ranging from consumer staples' 5% loss to (no surprise here) financial services' 37% decline.

Also worth noting: in the last three months of the period, sector leadership decidedly shifted. In the broad-based Russell 3000 Index, energy, the top performing sector for most of 2008, fell 37% in response to the decline in oil prices resulting from a slowing global economy. And the financial-services sector, which had been battered earlier in the year, rebounded, gaining 2%.

OUR FUNDS' RESULTS: NEGATIVE

Finally, as panic became the prevailing investor sentiment, value investing returned to favor late in the period because cheaper value stocks were perceived as less risky. The perception was that if the prices of value stocks were going to fall, at least they would fall less than those of more richly priced growth stocks. And stocks with good earnings fundamentals -- stocks that are our growth funds' forte -- were punished. As a result, all nine of our growth funds -- as well as our two core funds and two quantitative funds -- registered negative returns for the 12-month period.

Clearly, it's safe to say that not only was this a market inhospitable to the faint of heart but to our growth funds as well. Historically our growth funds have generated the best results in a rising market that rewards corporate earnings leaders. In a bear market, when price/earnings ratios shrink and earnings growth is questioned, our growth funds have tended to underperform. The one exception in this period was the Turner Emerging Growth Fund, which outperformed its benchmark.

The Turner Small Cap Equity Fund and the Turner Midcap Equity Fund, our two core funds that invest in both growth and value stocks, also struggled in the period, mostly due to a heavier weighting in underperforming growth stocks than before and our failure to adapt to the changing fortunes of certain market sectors. The Small Cap Equity Fund had been underweighted in the financial-services sector (which had generally HELPED performance in most of the period). But when financial services did well later on, that underweighting hurt the fund's results, as did our lack of exposure to regional and savings banks, which were the sector's best performers. And the Midcap Equity

2 | TURNER FUNDS 2008 ANNUAL REPORT

--------------------------------------------------------------------------------
                                                              September 30, 2008

Fund would have performed better if it would have had less exposure to energy and commodity stocks after the commodity bubble burst last summer.

QUANT FUND: A SILVER LINING

About the only other silver lining in this performance cloud was provided by one of our quantitative funds, the Turner Quantitative Large Cap Value Fund, which beat its benchmark handily. As we see it, the fund's outperformance is yet another validation of the effectiveness of our proprietary model, which chooses stocks for our quantitative funds (and which has been instrumental in helping our growth funds achieve admirable long-term investment records as well). Our model employs an optimization tool designed to properly diversify our quantitative funds -- that is, they include a diverse mix of stocks that perform differently from each other in a given market environment, so as to reduce volatility. Indeed, our analysis shows that the model helped to damp the volatility of the Quantitative Large Cap Value Fund during the period.

Here are the returns for each of our funds and their benchmarks in the past 12 months. (Please call 1.800.224.6312 or visit our Web site at www.turnerinvestments.com for the most recent month-end performance information.)

--------------------------------------------------------------------------------
TOTAL RETURNS
12-month period ended September 30, 2008
TURNER CONCENTRATED GROWTH
FUND (TTOPX)                                                            (37.25)%
S&P 500 Index+                                                          (21.98)
Russell 1000 Growth Index                                               (20.88)
TURNER CORE GROWTH FUND,
INSTITUTIONAL CLASS (TTMEX)                                             (27.53)
Russell 1000 Growth Index                                               (20.88)
TURNER CORE GROWTH 130/30 FUND,
INSTITUTIONAL CLASS (TCGOX)                                             (16.50)*
S&P 500 Index                                                            (7.59)*
Russell 1000 Growth Index                                               (10.63)*
TURNER EMERGING GROWTH FUND (TMCGX)                                     (16.08)
Russell 2000 Growth Index                                               (17.07)
TURNER LARGE CAP GROWTH FUND,
INSTITUTIONAL CLASS (TSGEX)                                             (32.16)
Russell Top 200 Growth Index                                            (19.33)
Russell 1000 Growth Index                                               (20.88)
TURNER MIDCAP GROWTH FUND,
INVESTOR CLASS (TMGFX)                                                  (26.69)
Russell Midcap Growth Index                                             (24.65)
TURNER NEW ENTERPRISE FUND (TBTBX)                                      (35.78)
NASDAQ Composite Index                                                  (21.92)
TURNER SMALL CAP GROWTH FUND (TSCEX)                                    (19.80)
Russell 2000 Growth Index                                               (17.07)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TURNER INTERNATIONAL
CORE GROWTH FUND (TICGX)                                                (31.04)%
Russell Global Growth ex-U.S. Index                                     (32.37)
MSCI World Growth ex-U.S. Index                                         (27.70)
TURNER MIDCAP EQUITY FUND,
INVESTOR CLASS (TMCFX)                                                  (26.48)
Russell Midcap Index                                                    (22.36)
TURNER QUANTITATIVE BROAD MARKET
EQUITY FUND, INSTITUTIONAL CLASS (TBMEX)                                (12.70)*
Russell 3000 Index                                                       (8.73)*
S&P 500 Index                                                            (8.37)*
TURNER SMALL CAP EQUITY FUND (TSEIX)                                    (20.20)
Russell 2000 Index                                                      (14.48)
TURNER QUANTITATIVE LARGE CAP
VALUE FUND (TLVFX, FORMERLY
TURNER LARGE CAP VALUE FUND)                                            (18.76)
Russell 1000 Value Index                                                (23.56)
--------------------------------------------------------------------------------

+ Effective September 30, 2009, we intend to eliminate this benchmark for the Turner Concentrated Growth Fund, based on our view that the Russell 1000 Growth Index is more appropriate.

* The return is for the period from the fund's inception to September 30, 2008. The Turner Core Growth 130/30 Fund was introduced on July 31, 2008; the Turner Quantitative Broad Market Equity Fund, on June 30, 2008. Returns of less than one year are cumulative, and not annualized.

For more details on the performance of each fund during the 12-month period, see the INVESTMENT REVIEW beginning on page 9.

"SPEAK COMFORT TO ME, JACOB"

In the Charles Dickens classic A CHRISTMAS CAROL, Ebenezer Scrooge, upon learning of the misery awaiting him in the afterlife, pleads with the ghost of Jacob Marley, "Speak comfort to me, Jacob." But unlike the apparition of Scrooge's long-dead business partner, we DO have some possible comfort to give.

Although the financial crisis has caused economists to raise the odds of a recession, we think the consequences may not be quite as grave as popularly anticipated, due in part to the continuing extraordinary government efforts to rescue the financial system. We concur with the projections of the ISI economic-research group that the economy will grow modestly again in the second quarter of 2009 after three quarters of decline. And historically, the stock market has confounded the levels of extremely bearish sentiment that prevail today and turned upward several months before the economy did. In fact, even in the midst of three of the last four recessions, the S&P 500 Index posted POSITIVE returns, according to the National Bureau of Economic Research. As we see it, corporate profits may hit bottom early next year, and stocks could trough before year's end.

                                             TURNER FUNDS 2008 ANNUAL REPORT | 3

--------------------------------------------------------------------------------

The current shape of the yield curve (a graph plotting Treasury interest rates of all maturities) may also be a sign of more rewarding investment times ahead. A steeply sloped yield curve, depicting a sizable gap between the interest rates for two-year and 10-year notes, historically has been a harbinger of above-average economic growth over the next 12 months. At the end of September, the gap in the yield curve was in fact steep: nearly two percentage points.

CRISIS OUTCOMES FAIRLY SIMILAR

Whatever the particular circumstances of this current bear market and financial crisis -- and they all tend to leave their own unique footprints on the path of history -- we take comfort in the knowledge that the outcomes tend to be fairly similar, as follows. The stock market ultimately declines so brutally that investors engage in a "capitulation" -- a throw-in-the-towel, final-stage rash of selling. The federal government responds appropriately and aggressively to the crisis. Some vulnerable financial-services firms fail. And finally and blissfully, the healing process begins. Stocks eventually reverse course and economic statistics, which tend to lag real-world developments, eventually improve. We think this financial crisis is following that course exactly.

What are we, as fund managers, doing about all this in the meantime? As always, we're scrutinizing our stock selections to be sure they do offer superior return potential and, most important, WE'RE STICKING TO OUR INVESTMENT DISCIPLINES. We believe the ability of any investment manager to outperform the market in the long run hinges on the consistent application of a proven investment process. Of course, the greatest challenge in sticking to any investment discipline is to do so when it's under the greatest assault, as has been true recently. You can be assured we won't succumb to the temptation to change our growth, core, and quantitative investment processes out of desperation to "cure" a spell of negative results. Chances are, you've selected us as your fund manager for that very reason, and we intend to be true to you . . . and to ourselves.

HOW OUR FUNDS ARE POSITIONED

For our growth funds, that means, as always, we're invested in stocks that we believe have the strongest earnings prospects in preparation for any rebound by the market. For our quantitative funds, we continue to employ our proprietary quantitative model and hold the stocks that we believe have the best statistical chance of outperforming the market. And our core funds, as usual, are focused on owning stocks that we think have either undervalued assets or strong prospective earnings power. In broad terms, we're currently favoring early-cycle stocks, such as home-building, retailing, select financial-services, and semiconductor shares, that tend to do well in periods of economic recovery. (Interestingly, early-cycle stocks were among the best relative performers at the end of the period.)

In conclusion, it's important to remember that better days and markets lie ahead. No one can say precisely when the stock market will dig out from this avalanche of a bear market, but one thing we CAN say is that the economy should do well over time and the people who own a piece of it by owning stocks should in turn do well over time.

And finally, it's important for US to remember that we are here to serve you. Especially in these volatile and uncertain times, we thank you for entrusting us with your money and for your continuing confidence and support. You can be assured that we will continue to do our best to achieve performance that's as good as we can possibly make it.

/s/ Bob Turner

Bob Turner

CHAIRMAN AND CHIEF INVESTMENT OFFICER
TURNER INVESTMENT PARTNERS

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE VIEWS EXPRESSED ARE THOSE OF TURNER INVESTMENT PARTNERS AS OF SEPTEMBER 30, 2008, AND ARE NOT INTENDED AS A FORECAST OR INVESTMENT RECOMMENDATIONS. THE INDEXES MENTIONED ARE NOT AVAILABLE FOR INVESTMENT.

                              [PHOTO OF BOB TURNER]

--------------------------------------------------------------------------------

4 | TURNER FUNDS 2008 ANNUAL REPORT

--------------------------------------------------------------------------------
                                                              September 30, 2008

LIPPER INC. PERFORMANCE RANKINGS OF MUTUAL FUNDS WITH AT LEAST THREE YEARS OF HISTORY
Periods ending September 30, 2008

                                                                   ONE       TWO      THREE      FOUR      FIVE     SEVEN      TEN
                                                                   YEAR     YEARS     YEARS     YEARS     YEARS     YEARS     YEARS
-----------------------------------------------------------------------------------------------------------------------------------
LARGE-CAP GROWTH FUNDS
TURNER CONCENTRATED
GROWTH FUND
Ranking versus competitors                                       758/769   677/714   571/652   296/589   482/538   235/438     --
Percentile ranking                                                  99        95        88        50        90        54       --
-----------------------------------------------------------------------------------------------------------------------------------
TURNER CORE GROWTH FUND,
INSTITUTIONAL CLASS SHARES
Ranking versus competitors                                       678/769   517/714   327/652    70/589    61/538    61/438     --
Percentile ranking                                                  88        72        50        12        11        14       --
INVESTOR CLASS SHARES
Ranking versus competitors                                       689/769   547/714   372/652      --        --        --       --
Percentile Ranking                                                  90        77        57        --        --        --       --
-----------------------------------------------------------------------------------------------------------------------------------
TURNER LARGE CAP GROWTH FUND
INSTITUTIONAL CLASS SHARES
Ranking versus competitors                                       752/769   688/714   628/652   570/589   522/538   384/438     --
Percentile ranking                                                  98        96        96        97        97        88       --
-----------------------------------------------------------------------------------------------------------------------------------
MID-CAP GROWTH FUNDS
TURNER MIDCAP GROWTH FUND,
INVESTOR CLASS SHARES
Ranking versus competitors                                       354/611   290/572   258/525   161/463   211/421   114/338   32/192
Percentile ranking                                                  58        51        49        35        50        34       17
RETIREMENT CLASS SHARES
Ranking versus competitors                                       361/611   303/572   287/525   187/463   243/421   150/338     --
Percentile ranking                                                  59        53        55        40        58        44       --
-----------------------------------------------------------------------------------------------------------------------------------
SCIENCE AND TECHNOLOGY FUNDS
TURNER NEW ENTERPRISE FUND
Ranking versus competitors                                       142/160    79/149    61/141    27/136    32/129     7/112     --
Percentile Ranking                                                  89        53        43        20        25         6       --
-----------------------------------------------------------------------------------------------------------------------------------
SMALL-CAP CORE FUNDS
TURNER SMALL CAP EQUITY FUND
Ranking versus competitors                                       530/796   521/719   494/633   462/553   368/493      --       --
Percentile ranking                                                  67        72        78        84        75        --       --
-----------------------------------------------------------------------------------------------------------------------------------
SMALL-CAP GROWTH FUNDS
TURNER EMERGING GROWTH FUND
Ranking versus competitors                                        48/597    42/545    47/494    20/439     1/399     3/322    1/195
Percentile ranking                                                   8         8        10         5         0         1        1
-----------------------------------------------------------------------------------------------------------------------------------
TURNER SMALL CAP GROWTH FUND
Ranking versus competitors                                       145/597    96/545    76/494   100/439    91/399    60/322   68/195
Percentile ranking                                                  24        18        15        23        23        19       35
-----------------------------------------------------------------------------------------------------------------------------------
Source: Lipper Inc.

Total return is ranking criteria. Past performance is no guarantee of future results.

                                             TURNER FUNDS 2008 ANNUAL REPORT | 5

PERFORMANCE
--------------------------------------------------------------------------------

TOTAL RETURNS OF TURNER FUNDS

Through September 30, 2008

CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. PLEASE CALL 1.800.224.6312 OR VISIT OUR WEBSITE AT WWW.TURNERINVESTMENTS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE INFORMATION.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND THE PRINCIPAL VALUE AND INVESTMENT RETURN WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. RETURNS SHOWN, UNLESS OTHERWISE INDICATED, ARE TOTAL RETURNS, WITH DIVIDENDS AND INCOME REINVESTED. RETURNS SPANNING MORE THAN ONE YEAR ARE ANNUALIZED. FEE WAIVERS ARE IN EFFECT; IF THEY HAD NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER. THE INDICES MENTIONED ARE UNMANAGED STATISTICAL COMPOSITES OF STOCK-MARKET PERFORMANCE. INVESTING IN AN INDEX IS NOT POSSIBLE.

THE HOLDINGS AND SECTOR WEIGHTINGS OF THE FUNDS ARE SUBJECT TO CHANGE. FORWARD-EARNINGS PROJECTIONS ARE NOT PREDICTORS OF STOCK PRICE OR INVESTMENT PERFORMANCE, AND DO NOT REPRESENT PAST PERFORMANCE. THERE IS NO GUARANTEE THAT THE FORWARD-EARNINGS PROJECTIONS WILL ACCURATELY PREDICT THE ACTUAL EARNINGS EXPERIENCE OF ANY OF THE COMPANIES INVOLVED, AND THERE IS NO GUARANTEE THAT OWNING SECURITIES OF COMPANIES WITH RELATIVELY HIGH PRICE-TO-EARNINGS RATIOS WILL CAUSE THE PORTFOLIO TO OUTPERFORM ITS BENCHMARK OR INDEX.

THE TURNER FUNDS ARE DISTRIBUTED BY SEI INVESTMENTS DISTRIBUTION COMPANY, OAKS, PENNSYLVANIA 19456. THE INVESTOR SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES CAREFULLY BEFORE INVESTING. THIS AND OTHER INFORMATION CAN BE FOUND IN THE PROSPECTUS. A FREE PROSPECTUS, WHICH CONTAINS DETAILED INFORMATION, INCLUDING FEES AND EXPENSES, AND THE RISKS ASSOCIATED WITH INVESTING IN THESE FUNDS, CAN BE OBTAINED BY CALLING 1.800.224.6312. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

                                                      Year                                            (Annualized)        Total
                                            Six        to         One      Three      Five     Ten        Since        net assets
Fund name/index                           months      date       year      years     years    years     inception        ($mil)
----------------------------------------------------------------------------------------------------------------------------------
TURNER CONCENTRATED
GROWTH FUND                               (23.68)%   (40.15)%   (37.25)%   (3.65)%    0.97%     N/A          (1.05)%   $    42.58
S&P 500 Index                             (10.87)    (19.29)    (21.98)     0.22      5.17      n/a          (0.09)
Russell 1000 Growth Index                 (11.23)    (20.27)    (20.88)     0.04      3.74      n/a          (2.95)
INCEPTION DATE: 6/30/99
----------------------------------------------------------------------------------------------------------------------------------
TURNER CORE GROWTH FUND --
INSTITUTIONAL CLASS SHARES                (17.18)    (30.41)    (27.53)    (1.33)     5.49      N/A           0.65         360.08
INVESTOR CLASS SHARES(1)                  (17.35)    (30.56)    (27.76)    (1.64)      N/A      N/A          (0.53)        260.69
Russell 1000 Growth Index                 (11.23)    (20.27)    (20.88)     0.04      3.74      n/a          (1.19)
INCEPTION DATE: 2/28/01
----------------------------------------------------------------------------------------------------------------------------------
TURNER CORE GROWTH
130/30 FUND --
INSTITUTIONAL CLASS SHARES                   N/A        N/A        N/A       N/A       N/A      N/A         (16.50)*         0.77
INVESTOR CLASS SHARES                        N/A        N/A        N/A       N/A       N/A      N/A         (16.40)*           --
S&P 500 Index                                n/a        n/a        n/a       n/a       n/a      n/a          (7.59)*
Russell 1000 Growth Index                    n/a        n/a        n/a       n/a       n/a      n/a         (10.63)*
INCEPTION DATE: 7/31/08
----------------------------------------------------------------------------------------------------------------------------------
TURNER EMERGING
GROWTH FUND(5)                             (5.50)    (17.86)    (16.08)     3.27     11.72    24.23          22.61         529.58
Russell 2000 Growth Index                  (2.83)    (15.29)    (17.07)     1.46      6.64     4.67           1.77
INCEPTION DATE: 2/27/98
----------------------------------------------------------------------------------------------------------------------------------
TURNER LARGE CAP GROWTH FUND --
INSTITUTIONAL CLASS SHARES                (19.90)    (32.80)    (32.16)    (5.10)     0.05      N/A          (8.86)         28.98
INVESTOR CLASS SHARES(2)                  (19.96)    (32.89)    (32.40)      N/A       N/A      N/A         (14.31)          0.66
Russell Top 200 Growth Index              (10.25)    (19.07)    (19.33)     0.43      2.95      n/a          (6.44)
Russell 1000 Growth Index                 (11.23)    (20.27)    (20.88)     0.04      3.74      n/a          (5.64)
INCEPTION DATE: 6/14/00
----------------------------------------------------------------------------------------------------------------------------------

6 | TURNER FUNDS 2008 ANNUAL REPORT

--------------------------------------------------------------------------------

                                                      Year                                            (Annualized)        Total
                                            Six        to         One      Three      Five     Ten        Since        net assets
Fund name/index                           months      date       year      years     years    years     inception        ($mil)
----------------------------------------------------------------------------------------------------------------------------------
TURNER MIDCAP GROWTH FUND(5) --
INSTITUTIONAL CLASS SHARES(3)                N/A        N/A        N/A       N/A       N/A      N/A         (24.43)%*  $   137.45
INVESTOR CLASS SHARES                     (17.02)%   (27.98)%   (26.69)%   (0.27)%    6.03%    8.40%         10.36         994.54
RETIREMENT CLASS SHARES(4)                (17.16)    (28.13)    (26.89)    (0.63)     5.58      N/A           5.63           5.78
Russell Midcap Growth Index               (13.93)    (23.35)    (24.65)    (0.75)     6.53     5.51           6.02
INCEPTION DATE: 10/1/96
----------------------------------------------------------------------------------------------------------------------------------
TURNER NEW ENTERPRISE FUND(5)             (21.79)    (36.65)    (35.78)    (1.50)     5.23      N/A          (6.79)         32.76
NASDAQ Composite Index                     (7.84)    (20.63)    (21.92)    (0.14)     3.94      n/a          (6.92)
INCEPTION DATE: 6/30/00
----------------------------------------------------------------------------------------------------------------------------------
TURNER SMALL CAP
GROWTH FUND(5)                             (5.80)    (19.53)    (19.80)     2.34      6.98     7.74          11.65         249.43
Russell 2000 Growth Index                  (2.83)    (15.29)    (17.07)     1.46      6.64     4.67           5.08
INCEPTION DATE: 2/7/94
----------------------------------------------------------------------------------------------------------------------------------
TURNER INTERNATIONAL
CORE GROWTH FUND                          (26.46)    (34.43)    (31.04)      N/A       N/A      N/A          (9.80)          3.33
Russell Global Growth ex-U.S. Index       (25.66)    (32.88)    (32.37)      n/a       n/a      n/a         (10.98)
MSCI World Growth ex-U.S. Index           (21.59)    (27.74)    (27.70)      n/a       n/a      n/a          (9.53)
INCEPTION DATE: 1/31/07
----------------------------------------------------------------------------------------------------------------------------------
TURNER MIDCAP EQUITY FUND --
INSTITUTIONAL CLASS SHARES                (14.15)    (24.64)    (26.12)      N/A       N/A      N/A         (13.25)          0.08
INVESTOR CLASS SHARES                     (14.29)    (24.78)    (26.48)      N/A       N/A      N/A         (13.85)          0.43
Russell Midcap Index                      (10.58)    (19.50)    (22.36)      n/a       n/a      n/a         (11.09)
INCEPTION DATE: 1/31/07
----------------------------------------------------------------------------------------------------------------------------------
TURNER QUANTITATIVE BROAD
MARKET EQUITY FUND --
INSTITUTIONAL CLASS SHARES                   N/A        N/A        N/A       N/A       N/A      N/A         (12.70)*         0.54
INVESTOR CLASS SHARES                        N/A        N/A        N/A       N/A       N/A      N/A         (12.80)*           --
Russell 3000 Index                           n/a        n/a        n/a       n/a       n/a      n/a          (8.73)*
S&P 500 Index                                n/a        n/a        n/a       n/a       n/a      n/a          (8.37)*
INCEPTION DATE: 6/30/08
----------------------------------------------------------------------------------------------------------------------------------
TURNER SMALL CAP
EQUITY FUND(5) --                          (7.24)    (17.70)    (20.20)    (2.51)     5.93      N/A           7.79          24.21
Russell 2000 Index                         (0.54)    (10.38)    (14.48)     1.83      8.15      n/a           6.48
INCEPTION DATE: 3/4/02
----------------------------------------------------------------------------------------------------------------------------------
TURNER QUANTITATIVE
LARGE CAP VALUE FUND                      (10.75)    (18.23)    (18.76)      N/A       N/A      N/A           2.69           0.76
Russell 1000 Value Index                  (11.10)    (18.85)    (23.56)      n/a       n/a      n/a           1.42
INCEPTION DATE: 10/10/05
----------------------------------------------------------------------------------------------------------------------------------

(1)   Commenced operations on August 1, 2005.

(2)   Commenced operations on January 31, 2007.

(3)   Commenced operations on June 16, 2008.

(4)   Commenced operations on September 24, 2001.

(5) Investing in technology and science companies and small- and mid-capitalization companies may subject the Funds to specific inherent risks, including above-average price fluctuations.

*     Returns of less than one year are cumulative, and not annualized.

                                             TURNER FUNDS 2008 ANNUAL REPORT | 7

--------------------------------------------------------------------------------

EXPENSE RATIO+

--------------------------------------------------------------------------------
                                                              Gross       Net
                                                             expense    expense
                                                              ratio      ratio
--------------------------------------------------------------------------------
TURNER CONCENTRATED
GROWTH FUND
Investor Class Shares                                           1.45%      1.11%
TURNER CORE GROWTH FUND
Institutional Class Shares                                      1.07%      0.69%
Investor Class Shares                                           1.32%      0.94%
TURNER CORE GROWTH 130/30 FUND
Institutional Class Shares                                      5.84%      1.10%
Investor Class Shares                                           6.09%      1.35%
TURNER EMERGING GROWTH FUND
Investor Class Shares                                           1.55%      1.40%
TURNER LARGE CAP GROWTH FUND
Institutional Class Shares                                      1.24%      0.69%
Investor Class Shares                                           1.49%      0.94%
TURNER MIDCAP GROWTH FUND
Institutional Class Shares                                      1.00%      0.93%
Investor Class Shares                                           1.25%      1.18%
Retirement Class Shares                                         1.50%      1.43%
TURNER NEW ENTERPRISE FUND
Investor Class Shares                                           1.69%      1.27%

--------------------------------------------------------------------------------
                                                              Gross       Net
                                                             expense    expense
                                                              ratio      ratio
--------------------------------------------------------------------------------
TURNER SMALL CAP GROWTH FUND
Investor Class Shares                                           1.49%      1.25%
TURNER INTERNATIONAL CORE
GROWTH FUND
Institutional Class Shares                                      4.65%      1.10%
TURNER MIDCAP EQUITY FUND
Institutional Class Shares                                     31.28%      0.90%
Investor Class Shares                                          22.29%      1.15%
TURNER QUANTITATIVE BROAD
MARKET EQUITY FUND
Institutional Class Shares                                      5.45%      0.64%
Investor Class Shares                                           5.70%      0.89%
TURNER SMALL CAP EQUITY FUND
Investor Class Shares                                           1.60%      1.45%
TURNER QUANTITATIVE LARGE CAP
VALUE FUND
Institutional Class Shares                                      5.28%      0.69%
--------------------------------------------------------------------------------

+ These expense ratios are based on the most recent prospectus and may differ from those shown in the financial highlights.

8 | TURNER FUNDS 2008 ANNUAL REPORT

INVESTMENT REVIEW
--------------------------------------------------------------------------------

TURNER CONCENTRATED GROWTH FUND

--------------------------------------------------------------------------------
FUND PROFILE

SEPTEMBER 30, 2008
                                                          [DIAGRAM]
o     Ticker symbol TTOPX
                                                MARKET
o     CUSIP #87252R862                      CAPITALIZATION     INVESTMENT STYLE
                                                              VALUE       GROWTH
o     Top five holdings+++                       LARGE         [ ]   [ ]   [X]
                                                               [ ]   [ ]   [ ]
      (1)   Google, Cl A                         SMALL         [ ]   [ ]   [ ]

      (2)   Monsanto

      (3)   Charles Schwab

      (4)   Staples

      (5)   Marsh & McLennan

o     % in five largest holdings 25.7%+

o     Number of holdings 26

o     Price/earnings ratio 18.6

o     Weighted average market capitalization $38.60 billion

o     % of holdings with positive earnings surprises 78.5%

o     % of holdings with negative earnings surprises 21.5%

o     Net assets $43 million

--------------------------------------------------------------------------------
GROWTH OF A $10,000 INVESTMENT IN THE TURNER CONCENTRATED GROWTH FUND:

JUNE 30, 1999-SEPTEMBER 30, 2008*

                                  [LINE GRAPH]

                                 6/30/99   SEP 99   SEP 00  SEP 01  SEP 02  SEP 03  SEP 04  SEP 05   SEP 06   SEP 07   SEP 08
                                  ------    ------   ------  ------  ------  ------  ------  ------   ------   ------   ------
Turner Concentrated Growth Fund   $10,000  $13,990  $27,782  $8,225  $5,754  $8,639  $8,310  $10,138  $10,852  $14,450  $9,067
                   S&P 500 Index  $10,000  $ 9,376  $10,621  $7,794  $6,197  $7,709  $8,778  $ 9,853  $10,916  $12,711  $9,918
       Russell 1000 Growth Index  $10,000  $ 9,634  $11,891  $6,464  $5,009  $6,307  $6,781  $ 7,567  $ 8,024  $ 9,577  $7,577


--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING SEPTEMBER 30, 2008)

                                            ONE     THREE      FIVE      SINCE
                                            YEAR    YEARS     YEARS    INCEPTION
--------------------------------------------------------------------------------
TURNER CONCENTRATED GROWTH FUND           (37.25)%  (3.65)%    0.97%    (1.05)%
S&P 500 Index                             (21.98)%   0.22%     5.17%    (0.09)%
Russell 1000 Growth Index                 (20.88)%   0.04%     3.74%    (2.95)%
--------------------------------------------------------------------------------

SECTOR WEIGHTINGS+:

                                   [BAR CHART]

Information technology                                                     36.2%
Consumer discretionary                                                     17.6%
Health care                                                                15.8%
Financials                                                                 13.9%
Industrials                                                                 7.5%
Materials                                                                   5.5%
Cash equivalents/short-term investments++                                   3.5%

MANAGER'S DISCUSSION AND ANALYSIS

The Turner Concentrated Growth Fund (TTOPX) contains a select few stocks that Turner thinks have the strongest expected earnings power. In general, however, those kinds of stocks, many of them in the middle of the capitalization spectrum, didn't perform at all well in the 12-month period ended September 30, 2008, slower-growing, cheaper value stocks by and large did better. As a result, the fund lost 37.25%, underperforming the Russell 1000 Growth Index by 16.37 percentage points.

Hurting the fund's performance the most was a 54% position in information-technology and consumer-discretionary stocks. Semiconductor, wireless-communications, data-networking, Internet, gaming, and retailing stocks produced sizable losses. On the plus side, three of the fund's six sector positions beat their corresponding index sectors. Materials holdings, a 6% weighting, contributed the most extra return, due largely to mining and metals shares.

--------------------------------------------------------------------------------

* These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. The performance in the above graph and table does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. The inception date of the Turner Concentrated Growth Fund was June 30, 1999.

+     Percentages based on total investments.

++ Cash equivalents include short-term investments held as collateral for securities lending activity. Please see Note 10 in Notes to Financial Statements for more detailed information.

+++ Cash equivalents and short-term investments are not being considered a holding for the top five holdings, but are counted in the number of holdings.

                                             TURNER FUNDS 2008 ANNUAL REPORT | 9

INVESTMENT REVIEW
--------------------------------------------------------------------------------

TURNER CORE GROWTH FUND

--------------------------------------------------------------------------------
FUND PROFILE

SEPTEMBER 30, 2008
                                                          [DIAGRAM]
o     Ticker symbol TTMEX
      Institutional Class Shares                MARKET
                                            CAPITALIZATION     INVESTMENT STYLE
o     CUSIP #900297847                                        VALUE       GROWTH
      Institutional Class Shares                 LARGE         [ ]   [ ]   [X]
                                                               [ ]   [ ]   [ ]
o     Top five holdings+++                       SMALL         [ ]   [ ]   [ ]

      (1)   Google, Cl A

      (2)   Schlumberger

      (3)   Apple

      (4)   QUALCOMM

      (5)   PepsiCo

o     % in five largest holdings 13.9%+

o     Number of holdings 76

o     Price/earnings ratio 15.3

o     Weighted average market capitalization $40.90 billion

o     % of holdings with positive earnings surprises 73.7%

o     % of holdings with negative earnings surprises 24.8%

o     Net assets $360 million, Institutional Class Shares

--------------------------------------------------------------------------------
GROWTH OF A $250,000 INVESTMENT IN THE TURNER CORE GROWTH FUND, INSTITUTIONAL CLASS SHARES:

FEBRUARY 28, 2001-SEPTEMBER 30, 2008*,**

                                  [LINE GRAPH]

                                2/28/01   SEP 01    SEP 02   SEP 03    SEP 04    SEP 05    SEP 06    SEP 07    SEP 08
                                -------   ------    ------   ------    ------   --------  --------  --------  --------
Turner Core Growth Fund,
 Institutional Class Shares    $250,000  $204,500  $157,250 $201,000  $221,000  $273,250  $292,120  $362,237  $262,513
Russell 1000 Growth Index      $250,000  $194,665  $150,849 $189,943  $204,205  $227,885  $241,639  $288,405  $228,192

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING SEPTEMBER 30, 2008)

                                                        ONE      THREE    FIVE      SINCE
                                                        YEAR     YEARS   YEARS    INCEPTION
-------------------------------------------------------------------------------------------
TURNER CORE GROWTH FUND, INSTITUTIONAL CLASS SHARES   (27.53)%  (1.33)%   5.49%   0.65%**
TURNER CORE GROWTH FUND, INVESTOR CLASS SHARES        (27.76)%  (1.64)%     --   (0.53)%***
Russell 1000 Growth Index                             (20.88)%   0.04%    3.74%  (1.19)%**
-------------------------------------------------------------------------------------------

SECTOR WEIGHTINGS+:

                                   [BAR CHART]

Information technology                                                     21.9%
Financials                                                                 14.9%
Health care                                                                12.8%
Industrials                                                                10.6%
Consumer discretionary                                                     10.5%
Energy                                                                      9.9%
Consumer staples                                                            9.2%
Cash equivalents/short-term investments++                                   4.7%
Materials                                                                   2.5%
Telecommunication services                                                  2.1%
Utilities                                                                   0.9%

MANAGER'S DISCUSSION AND ANALYSIS

The traditional emphasis of the Turner Core Growth Fund, Institutional Class (TTMEX) on large- and mid-cap growth stocks proved counterproductive in the 12-month period ended September 30, 2008. Growth-oriented holdings in those capitalization segments led to a loss of 27.53% for the fund, which trailed the Russell 1000 Growth Index by 6.65 percentage points.

Detracting the most from results were information-technology and consumer-discretionary shares, which accounted for 32% of the portfolio; semiconductor, wireless-communications, data-networking, Internet, and gaming holdings performed especially poorly. Three of the fund's 10 sector positions -- in financials, energy, and materials, a 27% weighting -- outperformed their corresponding sectors; brokerage, investment-management, energy-services, metals, and mining stocks produced good relative returns in those sectors.

--------------------------------------------------------------------------------

* These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. The performance in the above graph and table does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. On February 25, 2005, the Constellation TIP Core Growth Fund reorganized into the Turner Core Growth Fund. Performance of the Institutional and Investor Class Shares will differ due to differences in fees.

** The inception date of the Turner Core Growth Fund (Institutional Class Shares) was February 28, 2001. Index returns are based on Institutional Class Shares inception date.

*** The inception date of the Turner Core Growth Fund (Investor Class Shares) was August 1, 2005.

+     Percentages based on total investments.

++ Cash equivalents include short-term investments held as collateral for securities lending activity. Please see Note 10 in Notes to Financial Statements for more detailed information.

+++ Cash equivalents and short-term investments are not being considered a holding for the top five holdings, but are counted in the number of holdings.

Amounts designated as "--" are not applicable.

10 | TURNER FUNDS 2008 ANNUAL REPORT

INVESTMENT REVIEW
--------------------------------------------------------------------------------

TURNER CORE GROWTH 130/30 FUND

--------------------------------------------------------------------------------
FUND PROFILE

SEPTEMBER 30, 2008
                                                          [DIAGRAM]
o     Ticker symbol TCGOX
      Institutional Class Shares                MARKET
                                            CAPITALIZATION     INVESTMENT STYLE
o     CUSIP #900297755                                        VALUE       GROWTH
      Institutional Class Shares                 LARGE         [ ]   [ ]   [X]
                                                               [ ]   [ ]   [ ]
o     Top five holdings++                        SMALL         [ ]   [ ]   [ ]

      (1)   Google, Cl A

      (2)   Schlumberger

      (3)   Intel

      (4)   Apple

      (5)   Gilead Sciences

o     % in five largest holdings 15.0%+

o     Number of holdings 109

o     Price/earnings ratio 15.5

o     Weighted average market capitalization $41.28 billion

o     % of holdings with positive earnings surprises 73.7%

o     % of holdings with negative earnings surprises 24.7%

o     Net assets $0.8 million, Institutional Class Shares

--------------------------------------------------------------------------------
GROWTH OF A $250,000 INVESTMENT IN THE TURNER CORE GROWTH 130/30 FUND, INSTITUTIONAL CLASS SHARES:

JULY 31, 2008-SEPTEMBER 30, 2008*

                                  [LINE GRAPH]

                                      7/31/08    AUG 08    SEP 08
                                     --------  --------  --------
Turner Core Growth 130/30 Fund,
 Institutional Class Shares          $250,000  $245,500  $208,750
Russell 1000 Growth Index            $250,000  $252,692  $223,430
S&P 500 Index                        $250,000  $253,616  $231,017

--------------------------------------------------------------------------------
CUMULATIVE TOTAL RETURNS (PERIOD ENDING SEPTEMBER 30, 2008)

                                                                         SINCE
                                                                       INCEPTION
--------------------------------------------------------------------------------
TURNER CORE GROWTH 130/30 FUND, INSTITUTIONAL CLASS SHARES            (16.50)%**
TURNER CORE GROWTH 130/30 FUND, INVESTOR CLASS SHARES                 (16.40)%**
S&P 500 Index                                                          (7.59)%**
Russell 1000 Growth Index                                             (10.63)%**
--------------------------------------------------------------------------------

SECTOR WEIGHTINGS+:

                                   [BAR CHART]

Information technology                                                     22.8%
Financials                                                                 15.3%
Health care                                                                13.4%
Energy                                                                     10.5%
Consumer staples                                                            9.7%
Industrials                                                                 9.6%
Consumer discretionary                                                      9.4%
Cash equivalents                                                            3.6%
Materials                                                                   2.0%
Telecommunication services                                                  2.0%
Utilities                                                                   1.7%

MANAGER'S DISCUSSION AND ANALYSIS

In its first two months of operation, the Turner Core Growth 130/30 Fund, Institutional Class (TCGOX) produced a 16.50% loss to underperform the Russell 1000 Growth Index by 5.87 percentage points.

The fund, which holds both long and short positions in an effort to capitalize on rising and falling stock prices, produced its best relative returns in financials shares, which represented 15% of the portfolio; they were the only sector holdings to beat their counterparts in the index sectors. Financial-data, investment-services, regional-bank, and real-estate shares performed best. Hurting performance the most were losses in the information-technology and consumer-discretionary sectors, which constituted 32% of the fund. Semiconductor, consumer-electronics, discount-retailing, and department-store stocks produced significant losses in those sectors.

--------------------------------------------------------------------------------

* These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. The performance in the above graph and table does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemption of fund shares. Performance of the Institutional and Investor Class Shares will differ due to the difference in fees. The inception date of the Turner Core Growth 130/30 Fund was July 31, 2008.

**    Cumulative return, not annualized.

+     Percentages based on total investments.

++ Cash equivalents and short-term investments are not being considered a holding for the top five holdings, but are counted in the number of holdings.

                                            TURNER FUNDS 2008 ANNUAL REPORT | 11

INVESTMENT REVIEW
--------------------------------------------------------------------------------

TURNER EMERGING GROWTH FUND

--------------------------------------------------------------------------------
FUND PROFILE

SEPTEMBER 30, 2008
                                                          [DIAGRAM]
o     Ticker symbol TMCGX
                                                MARKET
o     CUSIP #872524301                      CAPITALIZATION     INVESTMENT STYLE
                                                              VALUE       GROWTH
o     Top five holdings+++                       LARGE         [ ]   [ ]   [ ]
                                                               [ ]   [ ]   [ ]
      (1)   Deckers Outdoor                      SMALL         [ ]   [ ]   [X]

      (2)   Bucyrus International, Cl A

      (3)   Parexel International

      (4)   iShares Russell 2000
            Index Fund

      (5)   Icon ADR

o     % in five largest holdings 14.0%+

o     Number of holdings 90

o     Price/earnings ratio 14.2

o     Weighted average market capitalization $1.15 billion

o     % of holdings with positive earnings surprises 81.0%

o     % of holdings with negative earnings surprises 18.4%

o     Net assets $530 million

--------------------------------------------------------------------------------
GROWTH OF A $10,000 INVESTMENT IN THE TURNER EMERGING GROWTH FUND:

FEBRUARY 27, 1998-SEPTEMBER 30, 2008*

                                  [LINE GRAPH]

                              9/30/98  SEP 99   SEP 00   SEP 01   SEP 02   SEP 03   SEP 04   SEP 05   SEP 06   SEP 07   SEP 08
                              -------  ------   ------   ------   ------   ------   ------   ------   ------   ------   ------
Turner Emerging Growth Fund   $10,000  $21,346  $48,887  $38,995  $38,947  $50,300  $62,143  $79,483  $83,421  $104,327  $87,549
Russell 2000 Growth Index     $10,000  $13,263  $17,197  $ 9,873  $ 8,080  $11,452  $12,817  $15,120  $16,009  $ 19,041  $15,790

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING SEPTEMBER 30, 2008)

                                   ONE      THREE    FIVE      TEN      SINCE
                                   YEAR     YEARS    YEARS    YEARS   INCEPTION
--------------------------------------------------------------------------------
TURNER EMERGING GROWTH FUND      (16.08)%   3.27%   11.72%   24.23%     22.61%
Russell 2000 Growth Index        (17.07)%   1.46%    6.64%    4.67%      1.77%
--------------------------------------------------------------------------------

SECTOR WEIGHTINGS+:

                                   [BAR CHART]

Cash equivalents/short-term investments++                                  25.6%
Industrials                                                                20.2%
Health care                                                                15.3%
Energy                                                                     11.4%
Consumer discretionary                                                     10.5%
Information technology                                                      7.0%
Financials                                                                  6.7%
Consumer staples                                                            1.9%
Telecommunication services                                                  0.6%
Materials                                                                   0.6%
Utilities                                                                   0.2%

MANAGER'S DISCUSSION AND ANALYSIS

In the 12-month period ended September 30, 2008, the Turner Emerging Growth Fund (TMCGX) lost 16.08%. That was a good relative return under the circumstances: the fund outpaced its benchmark, the Russell 2000 Growth Index, by 0.99 percentage points.

Four of the fund's 10 sector positions were responsible for that outperformance: consumer discretionary, financials, industrials, and consumer staples, a 39% weighting. Apparel, diversified-financial, railroad, and specialty-food shares were relatively strong performers. Materials, health-care, and information-technology stocks, a 23% weighting, were the primary detractors from performance. Laggards included metals, biopharmaceutical, contract-research, and information-services shares.

--------------------------------------------------------------------------------

* These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. The performance in the above graph and table does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. The inception date of the Turner Emerging Growth Fund was February 27, 1998.

+     Percentages based on total investments.

++ Cash equivalents include short-term investments held as collateral for securities lending activity. Please see Note 10 in Notes to Financial Statements for more detailed information.

+++ Cash equivalents and short-term investments are not being considered a holding for the top five holdings, but are counted in the number of holdings.

12 | TURNER FUNDS 2008 ANNUAL REPORT

INVESTMENT REVIEW
--------------------------------------------------------------------------------

TURNER LARGE CAP GROWTH FUND

--------------------------------------------------------------------------------
FUND PROFILE

SEPTEMBER 30, 2008
                                                          [DIAGRAM]
o     Ticker symbol TSGEX
      Institutional Class Shares                MARKET
                                            CAPITALIZATION     INVESTMENT STYLE
o     CUSIP #87252R839                                        VALUE       GROWTH
      Institutional Class Shares                 LARGE         [ ]   [ ]   [X]
                                                               [ ]   [ ]   [ ]
o     Top five holdings+++                       SMALL         [ ]   [ ]   [ ]

      (1)   Google, Cl A

      (2)   QUALCOMM

      (3)   PepsiCo

      (4)   Apple

      (5)   Intel

o     % in five largest holdings 22.1%+

o     Number of holdings 51

o     Price/earnings ratio 14.9

o     Weighted average market capitalization $51.59 billion

o     % of holdings with positive earnings surprises 73.9%

o     % of holdings with negative earnings surprises 24.2%

o     Net assets $29 million, Institutional Class Shares

--------------------------------------------------------------------------------
GROWTH OF A $250,000 INVESTMENT IN THE TURNER LARGE CAP GROWTH FUND, INSTITUTIONAL CLASS SHARES:

JUNE 14, 2000-SEPTEMBER 30, 2008*,**

                                  [LINE GRAPH]

                                 6/14/00   SEP 00    SEP 01    SEP 02    SEP 03    SEP 04    SEP 05    SEP 06    SEP 07    SEP 08
                                 -------  --------  --------  --------  --------  --------  --------  --------  --------  --------
Turner Large Cap Growth Fund
   Institutional Class Shares   $250,000  $245,250  $117,500  $ 87,500  $115,506  $120,869  $135,488  $140,090  $170,712  $115,806
Russell Top 200 Growth Index    $250,000  $238,621  $132,933  $101,303  $124,421  $131,799  $142,057  $150,294  $178,362  $143,886
Russell 1000 Growth Index       $250,000  $242,279  $131,705  $102,060  $128,510  $138,159  $154,180  $163,486  $195,126  $154,388

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING SEPTEMBER 30, 2008)

                                                              ONE       THREE     FIVE      SINCE
                                                              YEAR      YEARS    YEARS    INCEPTION
----------------------------------------------------------------------------------------------------
TURNER LARGE CAP GROWTH FUND, INSTITUTIONAL CLASS SHARES    (32.16)%   (5.10)%   0.05%    (8.86)%**
TURNER LARGE CAP GROWTH FUND, INVESTOR CLASS SHARES         (32.40)%      --       --    (14.31)%***
Russell Top 200 Growth Index                                (19.33)%    0.43%    2.95%    (6.44)%**
Russell 1000 Growth Index                                   (20.88)%    0.04%    3.74%    (5.64)%**
----------------------------------------------------------------------------------------------------

SECTOR WEIGHTINGS+:

                                   [BAR CHART]

Information technology                                                     37.3%
Health care                                                                14.0%
Consumer staples                                                           13.5%
Energy                                                                      8.5%
Industrials                                                                 7.5%
Consumer discretionary                                                      7.3%
Financials                                                                  5.8%
Materials                                                                   3.0%
Cash equivalents/short-term investments++                                   2.4%
Telecommunication services                                                  0.7%

MANAGER'S DISCUSSION AND ANALYSIS

Substantial underperformance by holdings in two major sectors -- information technology and consumer discretionary -- dampened the performance of the Turner Large Cap Growth Fund, Institutional Class (TSGEX) in the 12-month period ended September 30, 2008. The fund lost 32.16%, lagging the Russell Top 200 Growth Index by 12.83 percentage points.

Those two sectors accounted for 45% of the fund's investments, with semiconductor, wireless-communications, data-networking, Internet, and gaming stocks detracting notably from results. Four of the fund's nine sector positions beat their corresponding index sectors: financials, materials, health care, and energy, which represented 31% of the portfolio. Relatively good performers in those sectors included insurance, investment-management, brokerage, agricultural-products, paper, pharmaceutical, medical-device, and energy-services shares.

--------------------------------------------------------------------------------

* These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. The performance in the above graph and table does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. Performance of the Institutional and Investor Class Shares will differ due to differences in fees.

** The inception date of the Turner Large Cap Growth Fund (Institutional Class Shares) was June 14, 2000. Index returns are based on Institutional Class Shares inception date.

*** The inception date of the Turner Large Cap Growth Fund (Investor Class Shares) was January 31, 2007.

+     Percentages based on total investments.

++ Cash equivalents include short-term investments held as collateral for securities lending activity. Please see Note 10 in Notes to Financial Statements for more detailed information.

+++ Cash equivalents are not being considered a holding for the top five holdings, but are counted in the number of holdings.

      Amounts designated as "--" are not applicable.

                                            TURNER FUNDS 2008 ANNUAL REPORT | 13

INVESTMENT REVIEW
--------------------------------------------------------------------------------

TURNER MIDCAP GROWTH FUND

--------------------------------------------------------------------------------
FUND PROFILE

SEPTEMBER 30, 2008
                                                          [DIAGRAM]
o     Ticker symbol TMGFX,
      Investor Class Shares                     MARKET
                                            CAPITALIZATION     INVESTMENT STYLE
o     CUSIP #900297409,                                       VALUE       GROWTH
      Investor Class Shares                      LARGE         [ ]   [ ]   [ ]
                                                               [ ]   [ ]   [X]
o     Top five holdings+++                       SMALL         [ ]   [ ]   [ ]

      (1)   Express Scripts

      (2)   McAfee

      (3)   Kohl's

      (4)   T. Rowe Price Group

      (5)   FTI Consulting

o     % in five largest holdings 9.4%+

o     Number of holdings 95

o     Price/earnings ratio 16.5

o     Weighted average market capitalization $7.03 billion

o     % of holdings with positive earnings surprises 78.0%

o     % of holdings with negative earnings surprises 20.7%

o     Net assets $995 million, Investor Class Shares

--------------------------------------------------------------------------------
GROWTH OF A $10,000 INVESTMENT IN THE TURNER MIDCAP GROWTH FUND, INVESTOR CLASS
SHARES:

SEPTEMBER 30, 1998-SEPTEMBER 30, 2008*,***

                                  [LINE GRAPH]

                              9/30/98  SEP 99   SEP 00   SEP 01   SEP 02   SEP 03   SEP 04   SEP 05   SEP 06   SEP 07   SEP 08
                              -------  ------   ------   ------   ------   ------   ------   ------   ------   ------   -------
Turner Midcap Growth Fund
  Investor Class Shares      $10,000  $18,407  $36,325  $14,895  $11,796  $16,727  $17,968  $22,591  $23,652  $30,569  $22,411
Russell Midcap Growth Index  $10,000  $13,719  $22,002  $10,612  $ 8,967  $12,455  $14,158  $17,482  $18,712  $22,683  $17,091

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING SEPTEMBER 30, 2008)

                                                              ONE       THREE     FIVE    TEN       SINCE
                                                              YEAR      YEARS    YEARS   YEARS    INCEPTION
------------------------------------------------------------------------------------------------------------
TURNER MIDCAP GROWTH FUND, INSTITUTIONAL CLASS SHARES           --        --       --      --    (24.43)%**
TURNER MIDCAP GROWTH FUND, INVESTOR CLASS SHARES            (26.69)%   (0.27)%   6.03%   8.40%    10.36%***
TURNER MIDCAP GROWTH FUND, RETIREMENT CLASS SHARES          (26.89)%   (0.63)%   5.58%     --      5.63%****
Russell Midcap Growth Index                                 (24.65)%   (0.75)%   6.53%   5.51%     6.02%***
------------------------------------------------------------------------------------------------------------

SECTOR WEIGHTINGS+:

                                   [BAR CHART]

Information technology                                                     20.2%
Consumer discretionary                                                     17.3%
Industrials                                                                15.3%
Health care                                                                12.0%
Energy                                                                      9.2%
Cash equivalents/short-term investments++                                   7.8%
Financials                                                                  7.6%
Materials                                                                   4.2%
Consumer staples                                                            3.8%
Utilities                                                                   1.6%
Telecommunication services                                                  1.0%

MANAGER'S DISCUSSION AND ANALYSIS

In the 12-month period ended September 30, 2008, the Turner Midcap Growth Fund, Investor Class (TMGFX) lost 26.69%, a result that represented a margin of underperformance to the Russell Midcap Growth Index of 2.04 percentage points.

The fund's performance was most impaired by an unfavorable relative return in the information-technology sector, a 20% weighting, and the weak showing of mid-cap growth stocks as an asset class. The fund's semiconductor, wireless-communications, and data-networking stocks were key detractors. What's more, mid-cap growth stocks in aggregate lagged their small- and large-cap counterparts by more than three percentage points. Four of the fund's 10 sector positions trumped their corresponding index sectors, with energy, a 9% weighting, contributing the greatest degree of outperformance. In the energy sector, oil-services and solar-power stocks were relatively good performers.

--------------------------------------------------------------------------------

* These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. The performance in the above graph and table does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. Performance of the Institutional, Investor and Retirement Class Shares will differ due to differences in fees.

** The inception date of the Turner Midcap Growth Fund (Institutional Class Shares) was June 16, 2008. Cumulative return, not annualized.

*** The inception date of the Turner Midcap Growth Fund (Investor Class Shares) was October 1, 1996. Index returns are based on Investor Class Shares inception date.

**** The inception date of the Turner Midcap Growth Fund (Retirement Class Shares) was September 24, 2001.

+     Percentages based on total investments.

++ Cash equivalents include short-term investments held as collateral for securities lending activity. Please see Note 10 in Notes to Financial Statements for more detailed information.

+++ Cash equivalents and short-term investments are not being considered a holding for the top five holdings, but are counted in the number of holdings.

Amounts designated as "--" are not applicable.

14 | TURNER FUNDS 2008 ANNUAL REPORT

INVESTMENT REVIEW
--------------------------------------------------------------------------------

TURNER NEW ENTERPRISE FUND

--------------------------------------------------------------------------------
FUND PROFILE

SEPTEMBER 30, 2008
                                                          [DIAGRAM]
o     Ticker symbol TBTBX
                                                MARKET
o     CUSIP #87252R797                      CAPITALIZATION     INVESTMENT STYLE
                                                              VALUE       GROWTH
o     Top five holdings+++                       LARGE         [ ]   [ ]   [ ]
                                                               [ ]   [ ]   [X]
      (1)   QUALCOMM                             SMALL         [ ]   [ ]   [ ]

      (2)   Guess?

      (3)   Google, Cl A

      (4)   United Therapeutics

      (5)   FTI Consulting

o     % in five largest holdings 23.9%+

o     Number of holdings 32

o     Price/earnings ratio 19

o     Weighted average market capitalization $19.64 billion

o     % of holdings with positive earnings surprises 71.5%

o     % of holdings with negative earnings surprises 28.5%

o     Net assets $33 million

--------------------------------------------------------------------------------
GROWTH OF A $10,000 INVESTMENT IN THE TURNER NEW ENTERPRISE FUND:

JUNE 30, 2000-SEPTEMBER 30, 2008*

                                  [LINE GRAPH]

                                           6/30/00   SEP 00   SEP 01  SEP 02  SEP 03  SEP 04  SEP 05  SEP 06  SEP 07  SEP 08
                                           ------    ------   ------  ------  ------  ------  ------  ------  ------  ------
Turner New Enterprise Fund                 $10,000  $12,520   $3,290  $2,270  $4,340  $4,520  $5,860  $6,260  $8,720  $5,600
NASDAQ Composite Index                     $10,000  $ 9,264   $3,792  $2,977  $4,557  $4,862  $5,552  $5,876  $7,081  $5,529

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING SEPTEMBER 30, 2008)

                                              ONE      THREE   FIVE      SINCE
                                              YEAR     YEARS   YEARS   INCEPTION
--------------------------------------------------------------------------------
TURNER NEW ENTERPRISE FUND                  (35.78)%  (1.50)%  5.23%    (6.79)%
NASDAQ Composite Index                      (21.92)%  (0.14)%  3.94%    (6.92)%
--------------------------------------------------------------------------------

SECTOR WEIGHTINGS+:

                                   [BAR CHART]

Information technology                                                     46.0%
Health care                                                                16.7%
Consumer discretionary                                                     14.6%
Industrials                                                                11.1%
Cash equivalents/short-term investments++                                   4.9%
Energy                                                                      3.4%
Materials                                                                   3.3%

MANAGER'S DISCUSSION AND ANALYSIS

Large losses in two major sectors were instrumental in the Turner New Enterprise Fund (TBTBX) posting a 35.78% loss in the 12 months ended September 30, 2008. The fund's return fell short of that of the NASDAQ Composite Index by 13.86 percentage points.

Returns in the information-technology and consumer-discretionary sectors, a 61% weighting, trailed those of their corresponding index sectors significantly and were responsible for much of the fund's underperformance. Semiconductor, data-networking, Internet, and e-commerce stocks detracted most. Adding the most to performance was a 20% position in health-care and materials stocks, with biotechnology, contract-research, and mining shares recording strong relative returns.

--------------------------------------------------------------------------------

* These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. The performance in the above graph and table does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. The inception date of the Turner New Enterprise Fund was June 30, 2000.

+     Percentages based on total investments.

++ Cash equivalents include short-term investments held as collateral for securities lending activity. Please see Note 10 in Notes to Financials for more detailed information.

+++ Cash equivalents and short-term investments are not being considered a holding for the top five holdings, but are counted in the number of holdings.

                                            TURNER FUNDS 2008 ANNUAL REPORT | 15

INVESTMENT REVIEW
--------------------------------------------------------------------------------

TURNER SMALL CAP GROWTH FUND

--------------------------------------------------------------------------------
FUND PROFILE

SEPTEMBER 30, 2008
                                                          [DIAGRAM]
o     Ticker symbol TSCEX
                                                MARKET
o     CUSIP #900297300                      CAPITALIZATION     INVESTMENT STYLE
                                                              VALUE       GROWTH
o     Top five holdings+++                       LARGE         [ ]   [ ]   [ ]
                                                               [ ]   [ ]   [ ]
      (1)   Parexel International                SMALL         [ ]   [ ]   [X]

      (2)   United Therapeutics

      (3)   Digital Realty Trust

      (4)   Wright Medical Group

      (5)   Icon ADR

o     % in five largest holdings 7.6%+

o     Number of holdings 117

o     Price/earnings ratio 17.4

o     Weighted average market capitalization $1.62 billion

o     % of holdings with positive earnings surprises 79.4%

o     % of holdings with negative earnings surprises 18.2%

o     Net assets $249 million

--------------------------------------------------------------------------------
GROWTH OF A $10,000 INVESTMENT IN THE TURNER SMALL CAP GROWTH FUND:

SEPTEMBER 30, 1998-SEPTEMBER 30, 2008*

                                  [LINE GRAPH]

                              9/30/98  SEP 99   SEP 00   SEP 01   SEP 02   SEP 03   SEP 04   SEP 05   SEP 06   SEP 07   SEP 08
                              -------  ------   ------   ------   ------   ------   ------   ------   ------   ------   ------
Turner Small Cap Growth Fund  $10,000  $15,914  $24,838  $12,466  $10,052  $15,039  $16,990  $19,659  $20,846  $26,270  $21,069
Russell 2000 Growth Index     $10,000  $13,263  $17,197  $9,873   $ 8,080  $11,452  $12,817  $15,120  $16,009  $19,041  $15,790

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING SEPTEMBER 30, 2008)

                                       ONE     THREE   FIVE     TEN      SINCE
                                      YEAR     YEARS   YEARS   YEARS   INCEPTION
--------------------------------------------------------------------------------
TURNER SMALL CAP GROWTH FUND        (19.80)%   2.34%   6.98%   7.74%    11.65%
Russell 2000 Growth Index           (17.07)%   1.46%   6.64%   4.67%     5.08%
--------------------------------------------------------------------------------

SECTOR WEIGHTINGS+:

                                   [BAR CHART]

Health care                                                                21.7%
Information technology                                                     18.5%
Industrials                                                                16.0%
Cash equivalents/short-term investments++                                  13.8%
Consumer discretionary                                                     10.3%
Energy                                                                      6.8%
Financials                                                                  4.7%
Materials                                                                   3.7%
Consumer staples                                                            2.8%
Telecommunication services                                                  0.9%
Utilities                                                                   0.8%

MANAGER'S DISCUSSION AND ANALYSIS

The Turner Small Cap Growth Fund (TSCEX) produced favorable relative returns in six of the 10 market sectors in which it was invested in the 12-month period ended September 30, 2008. But that wasn't enough to keep the fund from underperforming its benchmark, the Russell 2000 Growth Index. The fund recorded a loss of 19.80%, which trailed the Russell 2000 Growth Index by 2.73 percentage points.

The fund's best relative performers were health-care, industrials, and financials stocks, a 42% weighting. Specifically, biotechnology, specialty-pharmaceutical, medical-device, shipping, and financial-data shares did best in those sectors. Information-technology, consumer-discretionary, and materials stocks, a 33% weighting, were drags on performance; semiconductor, data-networking, semiconductor-capital-equipment, Internet, and metals shares were among the laggards.

--------------------------------------------------------------------------------

* These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. The performance in the above graph and table does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. The inception date of the Turner Small Cap Growth Fund was February 7, 1994.

+     Percentages based on total investments.

++ Cash equivalents include short-term investments held as collateral for securities lending activity. Please see Note 10 in Notes to Financial Statements for more detailed information.

+++ Cash equivalents and short-term investments are not being considered a holding for the top five holdings, but are counted in the number of holdings.

16 | TURNER FUNDS 2008 ANNUAL REPORT

INVESTMENT REVIEW
--------------------------------------------------------------------------------

TURNER INTERNATIONAL CORE GROWTH FUND

--------------------------------------------------------------------------------
FUND PROFILE

SEPTEMBER 30, 2008
                                                          [DIAGRAM]
o     Ticker symbol TICGX
                                                MARKET
o     CUSIP #900297771                      CAPITALIZATION     INVESTMENT STYLE
                                                              VALUE       GROWTH
o     Top five holdings++                        LARGE         [ ]   [ ]   [X]
                                                               [ ]   [ ]   [ ]
      (1)   Nestle                               SMALL         [ ]   [ ]   [ ]

      (2)   Cia Energetica de Minas Gerais

      (3)   Bank of Nova Scotia

      (4)   Nintendo

      (5)   International Power

o     % in five largest holdings 12.1%+

o     Number of holdings 61

o     Price/earnings ratio 12.8

o     Weighted average market capitalization $36.29 billion

o     % of holdings with positive earnings surprises N/A

o     % of holdings with negative earnings surprises N/A

o     Net assets $3 million

--------------------------------------------------------------------------------
GROWTH OF A $250,000 INVESTMENT IN THE TURNER INTERNATIONAL CORE GROWTH FUND:

JANUARY 31, 2007-SEPTEMBER 30, 2008*

                                  [LINE GRAPH]

                                       1/31/07    MAR 07    JUN 07    SEP 07    DEC 07   MAR 08    JUN 08    SEP 08
                                       -------    ------    ------    ------    ------   ------    ------    ------
Turner International Core Growth Fund  $250,000  $254,500  $274,750  $305,250  $321,073  $286,240  $288,511  $210,515
Russell Global Growth ex-U.S.Index     $250,000  $259,187  $284,771  $304,561  $306,837  $277,047  $274,247  $205,961
MSCI World Growth ex-U.S. Index        $250,000  $260,084  $278,971  $292,634  $292,818  $269,859  $274,208  $211,583

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING SEPTEMBER 30, 2008)

                                                              ONE        SINCE
                                                              YEAR     INCEPTION
--------------------------------------------------------------------------------
TURNER INTERNATIONAL CORE GROWTH FUND                       (31.04)%     (9.80)%
Russell Global Growth ex-U.S. Index                         (32.37)%    (10.98)%
MSCI World Growth ex-U.S. Index                             (27.70)%     (9.53)%
--------------------------------------------------------------------------------

SECTOR WEIGHTINGS+:

                                   [BAR CHART]

Industrials                                                                15.0%
Financials                                                                 13.7%
Energy                                                                     13.6%
Materials                                                                  12.4%
Consumer staples                                                           10.9%
Information technology                                                      9.6%
Health care                                                                 8.7%
Utilities                                                                   6.3%
Consumer discretionary                                                      6.2%
Telecommunication services                                                  2.0%
Cash equivalents                                                            1.6%

MANAGER'S DISCUSSION AND ANALYSIS

In the 12-month period ended September 30, 2008, the Turner International Core Growth Fund (TICGX) recorded a 31.04% loss. As a result, the fund underperformed its benchmark, the MSCI World Growth ex-U.S. Index, by 3.34 percentage points.

Three of 10 sector positions -- information-technology, financials, and health care, a combined 32% weighting -- contributed to the fund's results. Semiconductor, data-networking, insurance, regional-bank, contract-research, and pharmaceutical holdings especially added value. Materials, utilities, and consumer-discretionary positions, a 25% weighting, were the primary detractors from performance, with metals, telecommunications, and Internet stocks providing weak relative returns.

--------------------------------------------------------------------------------

* These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. The performance in the above graph and table does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. The inception date of the Turner International Core Growth Fund was January 31, 2007.

+     Percentages based on total investments.

++ Cash equivalents are not being considered a holding for the top five holdings, but are counted in the number of holdings.

                                            TURNER FUNDS 2008 ANNUAL REPORT | 17

INVESTMENT REVIEW
--------------------------------------------------------------------------------

TURNER MIDCAP EQUITY FUND

--------------------------------------------------------------------------------
FUND PROFILE

SEPTEMBER 30, 2008
                                                          [DIAGRAM]
o     Ticker symbol TMCFX,
      Investor Class Shares                     MARKET
                                            CAPITALIZATION     INVESTMENT STYLE
o     CUSIP #900297797,                                       VALUE       GROWTH
      Investor Class Shares                      LARGE         [ ]   [ ]   [ ]
                                                               [ ]   [X]   [ ]
o     Top five holdings++                        SMALL         [ ]   [ ]   [ ]

      (1)   iShares Russell Midcap
            Index Fund

      (2)   Alliance Data Systems

      (3)   Sybase

      (4)   Church & Dwight

      (5)   Brink's

o     % in five largest holdings 13.7%+

o     Number of holdings 77

o     Price/earnings ratio 13.6

o     Weighted average market capitalization $3.72 billion

o     % of holdings with positive earnings surprises 87.0%

o     % of holdings with negative earnings surprises 9.6%

o     Net assets $0.4 million, Investor Class Shares

--------------------------------------------------------------------------------
GROWTH OF A $10,000 INVESTMENT IN THE TURNER MIDCAP EQUITY FUND, INVESTOR CLASS
SHARES:

JANUARY 31, 2007-SEPTEMBER 30, 2008*

                                  [LINE GRAPH]

                                          1/31/07   MAR 07    JUN 07    SEP 07    DEC 07    MAR 08   JUN 08   SEP 08
                                          -------   ------    ------    ------    ------    ------   ------   ------
Turner Midcap Equity Fund
   Investor Class Shares                  $10,000   $10,130   $10,860   $10,610   $10,370   $9,100   $9,250   $7,800
Russell Midcap Index                      $10,000   $10,096   $10,631   $10,590   $10,215   $9,196   $9,441   $8,222

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING SEPTEMBER 30, 2008)

                                                              ONE        SINCE
                                                              YEAR     INCEPTION
--------------------------------------------------------------------------------
TURNER MIDCAP EQUITY FUND, INSTITUTIONAL CLASS SHARES       (26.12)%    (13.25)%
TURNER MIDCAP EQUITY FUND, INVESTOR CLASS SHARES            (26.48)%    (13.85)%
Russell Midcap Index                                        (22.36)%    (11.09)%
--------------------------------------------------------------------------------

SECTOR WEIGHTINGS+:

                                   [BAR CHART]

Industrials                                                                20.7%
Information technology                                                     17.4%
Financials                                                                 16.8%
Health care                                                                11.8%
Consumer discretionary                                                     10.6%
Consumer staples                                                            6.5%
Energy                                                                      5.7%
Utilities                                                                   5.3%
Cash equivalents                                                            2.2%
Materials                                                                   1.8%
Telecommunication services                                                  1.2%

MANAGER'S DISCUSSION AND ANALYSIS

In the 12 months ended September 30, 2008, the Turner Midcap Equity Fund, Investor Class (TMCFX) returned a negative 26.48%, underperforming the Russell Midcap Growth Index by 4.12 percentage points.

The fund's performance was hurt most by losses in materials and energy stocks, with a combined weighting of 8%. Building-materials, chemical, and energy-services stocks lost the most. Good relative returns in the financials, utilities, consumer-discretionary, and information-technology sectors, which accounted for 50% of the portfolio, contributed to results. Financial-data, real-estate, natural-gas-utility, premium-retailing, data-management, and computer-security holdings were among the outperformers in those sectors.

--------------------------------------------------------------------------------

* These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. The performance in the above graph and table does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. The inception date of the Turner Midcap Equity Fund was January 31, 2007. Performance of the Institutional and Investor Class Shares will differ due to differences in fees.

+     Percentages based on total investments.

++ Cash equivalents are not being considered a holding for the top five holdings, but are counted in the number of holdings.

18 | TURNER FUNDS 2008 ANNUAL REPORT

INVESTMENT REVIEW
--------------------------------------------------------------------------------

TURNER QUANTITATIVE BROAD MARKET EQUITY FUND

--------------------------------------------------------------------------------
FUND PROFILE

SEPTEMBER 30, 2008
                                                          [DIAGRAM]
o     Ticker symbol TBMEX,
      Institutional Class Shares                MARKET
                                            CAPITALIZATION     INVESTMENT STYLE
o     CUSIP #900297730,                                       VALUE       GROWTH
      Institutional Class Shares                 LARGE         [ ]   [ ]   [X]
                                                               [ ]   [ ]   [ ]
o     Top five holdings++                        SMALL         [ ]   [ ]   [ ]

      (1)   Exxon Mobil

      (2)   Microsoft

      (3)   General Electric

      (4)   Bank of America

      (5)   Procter & Gamble

o     % in five largest holdings 11.6%+

o     Number of holdings 116

o     Price/earnings ratio 12

o     Weighted average market capitalization $64.35 billion

o     % of holdings with positive earnings surprises 73.4%

o     % of holdings with negative earnings surprises 25.1%

o     Net assets $0.5 million, Institutional Class Shares

--------------------------------------------------------------------------------
GROWTH OF A $250,000 INVESTMENT IN THE TURNER QUANTITATIVE BROAD MARKET EQUITY FUND, INSTITUTIONAL CLASS SHARES:

JUNE 30, 2008-SEPTEMBER 30, 2008*

                                  [LINE GRAPH]

                                                6/30/08    JUL 08    AUG 08    SEP 08
                                                -------   --------  --------  --------
Turner Quantitative Broad Market Equity Fund    $250,000  $241,750  $240,250  $218,250
Russell 3000 Index                              $250,000  $248,006  $251,858  $228,177
S&P 500 Index                                   $250,000  $247,899  $251,484  $229,075

--------------------------------------------------------------------------------
CUMULATIVE TOTAL RETURNS (PERIOD ENDING SEPTEMBER 30, 2008)

                                                                             SINCE
                                                                           INCEPTION
-------------------------------------------------------------------------------------
TURNER QUANTITATIVE BROAD MARKET EQUITY FUND, INSTITUTIONAL CLASS SHARES   (12.70)%**
TURNER QUANTITATIVE BROAD MARKET EQUITY FUND, INVESTOR CLASS SHARES        (12.80)%**
Russell 3000 Index                                                          (8.73)%**
S&P 500 Index                                                               (8.37)%**
-------------------------------------------------------------------------------------

SECTOR WEIGHTINGS+:

                                   [BAR CHART]

Financials                                                                 17.7%
Health care                                                                14.2%
Information technology                                                     13.3%
Energy                                                                     12.5%
Consumer discretionary                                                     11.1%
Consumer staples                                                           10.9%
Industrials                                                                10.5%
Utilities                                                                   6.1%
Materials                                                                   3.3%
Cash equivalents                                                            0.4%

MANAGER'S DISCUSSION AND ANALYSIS

In its first three months of existence, the Turner Quantitative Broad Market Equity Fund, Institutional Class (TBMEX) lost 12.70%. That return underperformed the Russell 3000 Index's 8.73% negative return by 3.97 percentage points.

The fund is invested in stocks of varied market capitalizations that rank highly in Turner's proprietary quantitative model. Good relative returns in three sectors -- financials, utilities, and materials, a 27% weighting -- enhanced the fund's performance. Business-loan, insurance, telecommunications, and chemical shares were among the best performers in those sectors. Impairing results the most were holdings in the industrials and energy sectors, a 23% weighting. Aviation-equipment, infrastructure, oil-production, and offshore-drilling stocks were the biggest losers.

--------------------------------------------------------------------------------

* These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. The performance in the above graph and table does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemption of fund shares. Performance of the Institutional and Investor Class Shares will differ due to the difference in fees. The inception date of the Turner Quantitative Broad Market Equity Fund was June 30, 2008.

**    Cumulative return, not annualized.

+     Percentages based on total investments.

++ Cash equivalents and short-term investments are not being considered a holding for the top five holdings, but are counted in the number of holdings.

                                            TURNER FUNDS 2008 ANNUAL REPORT | 19

INVESTMENT REVIEW
--------------------------------------------------------------------------------

TURNER SMALL CAP EQUITY FUND

--------------------------------------------------------------------------------
FUND PROFILE

SEPTEMBER 30, 2008
                                                          [DIAGRAM]
o     Ticker symbol TSEIX
                                                MARKET
o     CUSIP #87252R714                      CAPITALIZATION     INVESTMENT STYLE
                                                              VALUE       GROWTH
o     Top five holdings+++                       LARGE         [ ]   [ ]   [ ]
                                                               [ ]   [ ]   [ ]
      (1)   BioMed Realty Trust                  SMALL         [ ]   [X]   [ ]

      (2)   Omega Healthcare Investors

      (3)   SVB Financial Group

      (4)   STERIS

      (5)   Potlatch

o     % in five largest holdings 7.3%+

o     Number of holdings 100

o     Price/earnings ratio 15.3

o     Weighted average market capitalization $1.23 billion

o     % of holdings with positive earnings surprises 66.1%

o     % of holdings with negative earnings surprises 30.6%

o     Net assets $24 million

--------------------------------------------------------------------------------
GROWTH OF A $10,000 INVESTMENT IN THE TURNER SMALL CAP EQUITY FUND:

MARCH 4, 2002-SEPTEMBER 30, 2008*

                                  [LINE GRAPH]

                                                   3/4/02    SEP 02   SEP 03    SEP 04    SEP 05    SEP 06    SEP 07    SEP 08
                                                   ------    ------   ------    ------    ------    ------    ------    ------
Turner Small Cap Equity Fund                      $10,000   $9,300   $12,279   $15,318   $17,673   $18,641   $20,521   $16,375
Russell 2000 Index                                $10,000   $7,485   $10,217   $12,135   $14,313   $15,733   $17,675   $15,115

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING SEPTEMBER 30, 2008)

                                            ONE       THREE     FIVE     SINCE
                                            YEAR      YEARS    YEARS   INCEPTION
--------------------------------------------------------------------------------
TURNER SMALL CAP EQUITY FUND              (20.20)%   (2.51)%   5.93%     7.79%
Russell 2000 Index                        (14.48)%    1.83%    8.15%     6.48%
--------------------------------------------------------------------------------

SECTOR WEIGHTINGS+:

                                   [BAR CHART]

Financials                                                                 16.3%
Cash equivalents/short-term investments++                                  15.6%
Industrials                                                                14.1%
Information technology                                                     11.1%
Health care                                                                10.9%
Consumer discretionary                                                     10.4%
Utilities                                                                   6.4%
Materials                                                                   5.6%
Energy                                                                      5.3%
Consumer staples                                                            4.3%

MANAGER'S DISCUSSION AND ANALYSIS

The Turner Small Cap Equity Fund (TSEIX) returned a negative 20.20% in the 12-month period ended September 30, 2008. The fund's return fell 5.72 percentage points short of that of the benchmark, the Russell 2000 Index.

The fund is invested in both growth and value stocks in the nine market sectors; all nine sector positions registered losses. However, four of the fund's nine sector positions outperformed their corresponding index sectors: consumer discretionary, utilities, health care, and financials, amounting to a 44% weighting. Information-technology and industrials shares, a 25% weighting, were the biggest drags on performance. Computer-related, digital-equipment, chemicals, and shipping stocks recorded sizable losses.

--------------------------------------------------------------------------------

* These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. The performance in the above graph and table does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. The inception date of the Turner Small Cap Equity Fund was March 4, 2002.

+     Percentages based on total investments.

++ Cash equivalents include short-term investments held as collateral for securities lending activity. Please see Note 10 in Notes to Financial Statements for more detailed information.

+++ Cash equivalents and short-term investments are not being considered a holding for the top five holdings, but are counted in the number of holdings.

20 | TURNER FUNDS 2008 ANNUAL REPORT

INVESTMENT REVIEW
--------------------------------------------------------------------------------

TURNER QUANTITATIVE LARGE CAP VALUE FUND

--------------------------------------------------------------------------------
FUND PROFILE

SEPTEMBER 30, 2008
                                                          [DIAGRAM]
o     Ticker symbol TLVFX
                                                MARKET
o     CUSIP #900297821                      CAPITALIZATION     INVESTMENT STYLE
                                                              VALUE       GROWTH
o     Top five holdings++                        LARGE         [X]   [ ]   [ ]
                                                               [ ]   [ ]   [ ]
      (1)   Exxon Mobil                          SMALL         [ ]   [ ]   [ ]

      (2)   General Electric

      (3)   JPMorgan Chase

      (4)   Bank of America

      (5)   Wells Fargo

o     % in five largest holdings 20.6%+

o     Number of holdings 82

o     Price/earnings ratio 11.8

o     Weighted average market capitalization $96.02 billion

o     % of holdings with positive earnings surprises 77.0%

o     % of holdings with negative earnings surprises 21.7%

o     Net assets $0.8 million

--------------------------------------------------------------------------------
GROWTH OF A $25,000 INVESTMENT IN THE TURNER QUANTITATIVE LARGE CAP VALUE
FUND:

OCTOBER 10, 2005-SEPTEMBER 30, 2008*

                                  [LINE GRAPH]

                                          10/10/05   MAR 06   SEP 06    MAR 07   SEP 07    MAR 08    SEP 08
                                          --------   ------   ------    ------   ------    ------    ------
Turner Quantitative Large Cap Value Fund  $25,000   $27,600  $28,730   $31,230   $33,302   $30,314   $27,056
Russell 1000 Value Index                  $25,000  $27,892  $29,802   $32,587   $34,109   $29,330   $26,073

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING SEPTEMBER 30, 2008)

                                                               ONE       SINCE
                                                              YEAR     INCEPTION
--------------------------------------------------------------------------------
TURNER QUANTITATIVE LARGE CAP VALUE FUND                    (18.76)%     2.69%
Russell 1000 Value Index                                    (23.56)%     1.42%
--------------------------------------------------------------------------------

SECTOR WEIGHTINGS+:

                                   [BAR CHART]

Financials                                                                 29.0%
Energy                                                                     15.9%
Health care                                                                11.7%
Industrials                                                                10.7%
Consumer staples                                                            9.6%
Consumer discretionary                                                      7.6%
Utilities                                                                   6.5%
Materials                                                                   3.4%
Information technology                                                      2.9%
Telecommunication services                                                  2.6%
Cash equivalents                                                            0.1%

MANAGER'S DISCUSSION AND ANALYSIS

In the 12 months ended September 30, 2008, the Turner Quantitative Large Cap Value Fund (TLVFX) lost 18.76%. That loss outperformed the Russell 1000 Value Index's 23.56% loss by 4.80 percentage points.

The fund is invested in large-cap value stocks that rank highly in Turner's proprietary quantitative model. The model did a good job of stock picking: seven of the fund's 10 sector investments outperformed their corresponding index sectors. Financials stocks, a 29% weighting, enhanced performance to the greatest degree; insurance, brokerage, and diversified-financial stocks did best. Hurting results the most were consumer-staples and health-care stocks, which represented 21% of the portfolio; food-processing, pharmaceutical, and medical-equipment shares were significant detractors.

--------------------------------------------------------------------------------

* These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. The performance in the above graph and table does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. The inception date of the Turner Quantitative Large Cap Value Fund was October 10, 2005.

+     Percentages based on total investments.

++ Cash equivalents are not being considered a holding for the top five holdings, but are counted in the number of holdings.

                                            TURNER FUNDS 2008 ANNUAL REPORT | 21

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
TURNER CONCENTRATED GROWTH FUND
September 30, 2008

                                                                          Value
                                                          Shares          (000)
--------------------------------------------------------------------------------
COMMON STOCK--99.4%+
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--18.2%
--------------------------------------------------------------------------------
Amazon.com*                                               25,330   $      1,843
Guess?                                                    35,870          1,248
MGM Mirage* #                                             41,460          1,182
Staples                                                   92,450          2,080
Toll Brothers*                                            54,850          1,384
                                                                   ------------
Total Consumer discretionary                                              7,737
                                                                   ------------

--------------------------------------------------------------------------------
FINANCIALS--14.3%
--------------------------------------------------------------------------------
Charles Schwab                                            90,570          2,355
Marsh & McLennan                                          64,260          2,041
US Bancorp                                                47,380          1,706
                                                                   ------------
Total Financials                                                          6,102
                                                                   ------------

--------------------------------------------------------------------------------
HEALTH CARE--16.3%
--------------------------------------------------------------------------------
Charles River Laboratories
   International*                                         31,590          1,754
Gilead Sciences*                                          43,770          1,995
Illumina*                                                 34,640          1,404
Intuitive Surgical*                                        7,440          1,793
                                                                   ------------
Total Health care                                                         6,946
                                                                   ------------

--------------------------------------------------------------------------------
INDUSTRIALS--7.7%
--------------------------------------------------------------------------------
First Solar*                                               7,760          1,466
FTI Consulting*                                           24,950          1,802
                                                                   ------------
Total Industrials                                                         3,268
                                                                   ------------

--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--37.3%
--------------------------------------------------------------------------------
Apple*                                                    16,460          1,871
Applied Materials                                        130,580          1,976
Broadcom, Cl A*                                           73,440          1,368
F5 Networks*                                              57,880          1,353
Google, Cl A*                                              6,070          2,431
Hewlett-Packard                                           33,180          1,534
Intel                                                     86,460          1,620
Lam Research*                                             56,660          1,784
Nortel Networks*                                              91             --
QUALCOMM                                                  45,590          1,959
                                                                   ------------
Total Information technology                                             15,896
                                                                   ------------

                                                                          Value
                                                          Shares          (000)
--------------------------------------------------------------------------------
MATERIALS--5.6%
--------------------------------------------------------------------------------
Monsanto                                                  24,140   $      2,389
                                                                   ------------
Total Materials                                                           2,389
                                                                   ------------

--------------------------------------------------------------------------------
TOTAL COMMON STOCK
   (COST $46,731)                                                        42,338
================================================================================

--------------------------------------------------------------------------------
CASH EQUIVALENT--3.7%
--------------------------------------------------------------------------------
BlackRock TempCash Fund
   Institutional Shares,
   2.266%** (1)                                        1,555,615          1,556

--------------------------------------------------------------------------------
TOTAL CASH EQUIVALENT
   (COST $1,556)                                                          1,556
================================================================================

--------------------------------------------------------------------------------
TOTAL INVESTMENTS--103.1%
   (COST $48,287)                                                  $     43,894
================================================================================

Percentages are based on Net Assets of $42,581.***

  *   Non-income producing security.

 **   Rate shown is the 7-day effective yield as of September 30, 2008.

***   This number has been rounded to the nearest thousand.

  + More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

  # Security fully or partially on loan at September 30, 2008. The total value of securities on loan at September 30, 2008 was $1,075,986. Certain of these securities may have been sold prior to period end and are included in receivable for investment securities sold on the Statement of Assets and Liabilities.

(1) The Fund lends securities in its portfolio pursuant to a securities lending agreement ("Lending Agreement") with Morgan Stanley. Unless otherwise agreed, security loans made pursuant to the Lending Agreement are required at all times to be secured by collateral equal to at least 100% of the market value of the securities loaned. Cash collateral received is invested pursuant to the terms of the Lending Agreement in the BlackRock TempCash Fund, Institutional Shares, a money market fund. All such investments are made at the risk of the Fund. As such, the Fund is liable for investment losses. The Fund receives an annual fee for its participation in the Lending Agreement based on projected lending activity. A partial position of this security was purchased with cash collateral received from securities lending. The total value of such security at September 30, 2008 was $1,267,262.

Cl -- Class

Amounts designated as "--" have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

22 | TURNER FUNDS 2008 ANNUAL REPORT

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
TURNER CORE GROWTH FUND
September 30, 2008

                                                                          Value
                                                          Shares          (000)
--------------------------------------------------------------------------------
COMMON STOCK--98.5%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--10.9%
--------------------------------------------------------------------------------
Amazon.com*                                               76,960   $      5,600
Cablevision Systems, Cl A                                231,885          5,834
Comcast, Cl A                                            396,030          7,774
Guess?                                                   154,070          5,360
Harley-Davidson                                          149,410          5,573
Kohl's*                                                  164,270          7,570
MGM Mirage* #                                            142,840          4,071
NVR*                                                      12,948          7,406
Pulte Homes                                              225,470          3,150
Sherwin-Williams                                          75,810          4,333
Staples                                                  296,220          6,665
Urban Outfitters*                                        132,970          4,238
                                                                   ------------
Total Consumer discretionary                                             67,574
                                                                   ------------

--------------------------------------------------------------------------------
CONSUMER STAPLES--9.5%
--------------------------------------------------------------------------------
Campbell Soup                                            126,190          4,871
Clorox                                                    85,240          5,344
CVS/Caremark                                             265,300          8,930
Estee Lauder, Cl A                                        90,120          4,498
General Mills                                             67,200          4,618
Kimberly-Clark                                           142,640          9,249
McCormick                                                128,240          4,931
PepsiCo                                                  228,420         16,279
                                                                   ------------
Total Consumer staples                                                   58,720
                                                                   ------------

--------------------------------------------------------------------------------
ENERGY--10.2%
--------------------------------------------------------------------------------
Cameron International*                                   241,080          9,291
Enbridge                                                 116,590          4,441
Petroleo Brasileiro ADR                                  245,090         10,772
Schlumberger                                             231,910         18,110
Southwestern Energy*                                     338,477         10,337
Valero Energy                                            349,830         10,600
                                                                   ------------
Total Energy                                                             63,551
                                                                   ------------

--------------------------------------------------------------------------------
FINANCIALS--15.4%
--------------------------------------------------------------------------------
Charles Schwab                                           529,420         13,765
Goldman Sachs Group                                      107,430         13,751
Marsh & McLennan                                         331,880         10,541
People's United Financial                                581,740         11,198
Public Storage                                           124,120         12,289
T. Rowe Price Group                                      234,790         12,611
US Bancorp                                               390,590         14,069
Visa, Cl A                                               122,090          7,495
                                                                   ------------
Total Financials                                                         95,719
                                                                   ------------

                                                                          Value
                                                          Shares          (000)
--------------------------------------------------------------------------------
HEALTH CARE--13.2%
--------------------------------------------------------------------------------
Baxter International                                     170,350   $     11,180
Celgene*                                                  69,380          4,390
Charles River Laboratories
   International*                                         59,487          3,303
Covidien                                                 132,890          7,144
Express Scripts*                                          84,640          6,248
Genentech*                                                66,140          5,865
Genzyme*                                                 100,330          8,116
Gilead Sciences*                                         356,260         16,238
Illumina*                                                 95,840          3,885
Intuitive Surgical*                                       16,468          3,969
Myriad Genetics*                                          54,020          3,505
Thermo Fisher Scientific*                                105,260          5,789
United Therapeutics*                                      23,930          2,517
                                                                   ------------
Total Health care                                                        82,149
                                                                   ------------

--------------------------------------------------------------------------------
INDUSTRIALS--11.0%
--------------------------------------------------------------------------------
Deere                                                    102,330          5,065
First Solar*                                              55,090         10,407
Fluor                                                     78,240          4,358
Robert Half International                                203,140          5,028
Siemens ADR                                              142,560         13,385
SPX                                                       48,470          3,732
Sunpower, Cl A* #                                        108,593          7,702
Tyco International                                       278,160          9,741
Union Pacific                                            123,630          8,798
                                                                   ------------
Total Industrials                                                        68,216
                                                                   ------------

--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--22.6%
--------------------------------------------------------------------------------
Activision Blizzard*                                     369,380          5,700
Adobe Systems*                                           199,260          7,865
Apple*                                                   157,340         17,883
Applied Materials                                        679,760         10,285
Baidu.com ADR*                                            17,330          4,302
Broadcom, Cl A*                                          338,020          6,297
F5 Networks*                                             152,460          3,564
Fiserv*                                                  207,673          9,827
Google, Cl A*                                             51,670         20,695
Hewlett-Packard                                          267,960         12,390
Intel                                                    858,960         16,088
Lam Research*                                            159,420          5,020
QUALCOMM                                                 380,070         16,332
Salesforce.com*                                           87,330          4,227
                                                                   ------------
Total Information technology                                            140,475
                                                                   ------------

                                            TURNER FUNDS 2008 ANNUAL REPORT | 23

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
TURNER CORE GROWTH FUND

                                                                          Value
                                                          Shares          (000)
--------------------------------------------------------------------------------
MATERIALS--2.6%
--------------------------------------------------------------------------------
International Paper                                      141,040   $      3,692
Monsanto                                                 124,900         12,363
                                                                   ------------
Total Materials                                                          16,055
                                                                   ------------

--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--2.2%
--------------------------------------------------------------------------------
Mobile Telesystems                                        87,100          4,878
NII Holdings*                                            227,610          8,631
                                                                   ------------
Total Telecommunication services                                         13,509
                                                                   ------------

--------------------------------------------------------------------------------
UTILITIES--0.9%
--------------------------------------------------------------------------------
FPL Group                                                111,440          5,605
                                                                   ------------
Total Utilities                                                           5,605
                                                                   ------------

--------------------------------------------------------------------------------
TOTAL COMMON STOCK
   (COST $663,521)                                                      611,573
================================================================================

--------------------------------------------------------------------------------
CASH EQUIVALENT--4.9%
--------------------------------------------------------------------------------
BlackRock TempCash Fund
   Institutional Shares,
   2.266%** (1)                                       30,251,620         30,252
--------------------------------------------------------------------------------
TOTAL CASH EQUIVALENT
   (COST $30,252)                                                        30,252
================================================================================

--------------------------------------------------------------------------------
TOTAL INVESTMENTS--103.4%
   (COST $693,773)                                                 $    641,825
================================================================================

Percentages are based on Net Assets of $620,775.***

  *   Non-income producing security.

 **   Rate shown is the 7-day effective yield as of September 30, 2008.

***   This number has been rounded to the nearest thousand.

  # Security fully or partially on loan at September 30, 2008. The total value of securities on loan at September 30, 2008 was $8,328,372. Certain of these securities may have been sold prior to period end and are included in receivable for investment securities sold on the Statement of Assets and Liabilities.

(1) The Fund lends securities in its portfolio pursuant to a securities lending agreement ("Lending Agreement") with Morgan Stanley. Unless otherwise agreed, security loans made pursuant to the Lending Agreement are required at all times to be secured by collateral equal to at least 100% of the market value of the securities loaned. Cash collateral received is invested in the BlackRock TempCash Fund, Institutional Shares, a money market fund. All such investments are made at the risk of the Fund. As such, the Fund is liable for investment losses. The Fund receives an annual fee for its participation in the Lending Agreement based on projected lending activity. A partial position of this security was purchased with cash collateral received from securities lending. The total value of such security at September 30, 2008 was $10,817,700.

ADR -- American Depositary Receipt

Cl -- Class

The accompanying notes are an integral part of the financial statements.

24 | TURNER FUNDS 2008 ANNUAL REPORT

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
TURNER CORE GROWTH 130/30 FUND
September 30, 2008

                                                                          Value
                                                          Shares          (000)
--------------------------------------------------------------------------------
COMMON STOCK--126.6%+
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--12.4%
--------------------------------------------------------------------------------
Amazon.com*                                                  110   $          8
Cablevision Systems, Cl A                                    110              3
Comcast, Cl A                                                640             12
Guess?^                                                      257              9
Harley-Davidson                                              240              9
Kohl's*^                                                     190              9
MGM Mirage*                                                  220              6
NVR*^                                                         21             12
Pulte Homes                                                  360              5
Sherwin-Williams                                             120              7
Staples^                                                     380              8
Urban Outfitters*^                                           212              7
                                                                   ------------
Total Consumer discretionary                                                 95
                                                                   ------------

--------------------------------------------------------------------------------
CONSUMER STAPLES--12.7%
--------------------------------------------------------------------------------
Campbell Soup                                                202              8
Clorox^                                                      140              9
CVS/Caremark^                                                435             15
Estee Lauder, Cl A                                           141              7
General Mills^                                               139             10
Kimberly-Clark^                                              230             15
McCormick^                                                   221              8
PepsiCo^                                                     370             26
                                                                   ------------
Total Consumer staples                                                       98
                                                                   ------------

--------------------------------------------------------------------------------
ENERGY--13.7%
--------------------------------------------------------------------------------
Cameron International*^                                      403             16
Enbridge                                                     193              7
Petroleo Brasileiro ADR^                                     407             18
Schlumberger^                                                399             31
Southwestern Energy*^                                        559             17
Valero Energy^                                               550             17
                                                                   ------------
Total Energy                                                                106
                                                                   ------------

--------------------------------------------------------------------------------
FINANCIALS--20.1%
--------------------------------------------------------------------------------
Charles Schwab^                                              857             22
Goldman Sachs Group^                                         161             21
Marsh & McLennan^                                            600             19
People's United Financial^                                   962             18
Public Storage^                                              198             20
T. Rowe Price Group^                                         370             20
US Bancorp                                                   630             23
Visa, Cl A^                                                  197             12
                                                                   ------------
Total Financials                                                            155
                                                                   ------------

                                                                          Value
                                                          Shares          (000)
--------------------------------------------------------------------------------
HEALTH CARE--17.6%
--------------------------------------------------------------------------------
Baxter International^                                        272   $         18
Celgene*                                                      89              6
Charles River Laboratories
   International*                                             99              5
Covidien^                                                    223             12
Express Scripts*^                                            138             10
Genentech*^                                                  110             10
Genzyme*^                                                    168             14
Gilead Sciences*^                                            603             27
Illumina*                                                    154              6
Intuitive Surgical*^                                          33              8
Myriad Genetics*                                              90              6
Thermo Fisher Scientific*^                                   161              9
United Therapeutics*                                          40              4
                                                                   ------------
Total Health care                                                           135
                                                                   ------------

--------------------------------------------------------------------------------
INDUSTRIALS--12.6%
--------------------------------------------------------------------------------
Deere^                                                       160              8
First Solar*^                                                 90             17
Fluor^                                                       180             10
Robert Half International                                    300              7
Siemens ADR^                                                 229             21
SPX                                                           74              6
Sunpower, Cl A*^                                             170             12
Union Pacific^                                               219             16
                                                                   ------------
Total Industrials                                                            97
                                                                   ------------

--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--30.0%
--------------------------------------------------------------------------------
Activision Blizzard*^                                        672             10
Adobe Systems*^                                              327             13
Apple*^                                                      250             28
Applied Materials^                                         1,095             17
Baidu.com ADR*                                                23              6
Broadcom, Cl A*^                                             560             10
F5 Networks*                                                 240              6
Fiserv*^                                                     342             16
Google, Cl A*^                                                89             36
Hewlett-Packard^                                             420             19
Intel^                                                     1,530             29
Lam Research*^                                               267              8
QUALCOMM^                                                    595             25
Salesforce.com*                                              138              7
                                                                   ------------
Total Information technology                                                230
                                                                   ------------

                                            TURNER FUNDS 2008 ANNUAL REPORT | 25

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
TURNER CORE GROWTH 130/30 FUND

                                                                          Value
                                                          Shares          (000)
--------------------------------------------------------------------------------
MATERIALS--2.6%
--------------------------------------------------------------------------------
Monsanto^                                                    199   $         20
                                                                   ------------
Total Materials                                                              20
                                                                   ------------

--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--2.7%
--------------------------------------------------------------------------------
Mobile Telesystems                                           111              6
NII Holdings*^                                               379             15
                                                                   ------------
Total Telecommunication services                                             21
                                                                   ------------

--------------------------------------------------------------------------------
UTILITIES--2.2%
--------------------------------------------------------------------------------
Cia Energetica de Minas
   Gerais ADR                                                388              8
FPL Group                                                    189              9
                                                                   ------------
Total Utilities                                                              17
                                                                   ------------

--------------------------------------------------------------------------------
TOTAL COMMON STOCK
   (COST $1,102)                                                            974
================================================================================

--------------------------------------------------------------------------------
CASH EQUIVALENT--4.7%
--------------------------------------------------------------------------------
BlackRock TempCash Fund
   Institutional Shares, 2.266%**                         35,866             36

--------------------------------------------------------------------------------
TOTAL CASH EQUIVALENT
   (COST $36)                                                                36
================================================================================

--------------------------------------------------------------------------------
TOTAL INVESTMENTS--131.3%
   (COST $1,138)                                                   $      1,010
================================================================================

Percentages are based on Net Assets of $769.***

  *   Non-income producing security.

 **   Rate shown is the 7-day effective yield as of September 30, 2008.

***   This number has been rounded to the nearest thousand.

  ^ All or a portion of this securitiy was held as collateral for securities sold short. The total value of collateral for securities sold short at September 30, 2008 was $783,888.

  + More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

ADR -- American Depositary Receipt

Cl -- Class

The accompanying notes are an integral part of the financial statements.

26 | TURNER FUNDS 2008 ANNUAL REPORT

--------------------------------------------------------------------------------

SCHEDULE OF SECURITIES SOLD SHORT
TURNER CORE GROWTH 130/30 FUND
September 30, 2008

                                                                          Value
                                                          Shares          (000)
--------------------------------------------------------------------------------
COMMON STOCK--30.8%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--2.5%
--------------------------------------------------------------------------------
DISH Network, Cl A*                                          320   $          7
Toyota Motor ADR                                              77              6
Yum! Brands                                                  190              6
                                                                   ------------
Total Consumer discretionary                                                 19
                                                                   ------------

--------------------------------------------------------------------------------
CONSUMER STAPLES--5.0%
--------------------------------------------------------------------------------
BJ's Wholesale Club*                                         279             11
Hormel Foods                                                 267             10
Sara Lee                                                     816             10
Unilever                                                     292              8
                                                                   ------------
Total Consumer staples                                                       39
                                                                   ------------

--------------------------------------------------------------------------------
ENERGY--4.0%
--------------------------------------------------------------------------------
Baker Hughes                                                  90              5
Chevron                                                       68              6
CNX Gas*                                                     178              4
EOG Resources                                                 67              6
Murphy Oil                                                    80              5
W&T Offshore                                                 179              5
                                                                   ------------
Total Energy                                                                 31
                                                                   ------------

--------------------------------------------------------------------------------
FINANCIALS--4.7%
--------------------------------------------------------------------------------
Allied Irish Banks*                                          230              4
Capital One Financial                                        223             11
Eaton Vance                                                  250              9
General Growth Properties                                    245              4
M&T Bank                                                      89              8
                                                                   ------------
Total Financials                                                             36
                                                                   ------------

--------------------------------------------------------------------------------
HEALTH CARE--3.6%
--------------------------------------------------------------------------------
Edwards Lifesciences*                                        200             12
GlaxoSmithKline ADR                                          218              9
Schering-Plough                                              400              7
                                                                   ------------
Total Health care                                                            28
                                                                   ------------

--------------------------------------------------------------------------------
INDUSTRIALS--4.2%
--------------------------------------------------------------------------------
Avery Dennison                                               270             12
Cooper Industries, Cl A                                      180              7
Ingersoll-Rand, Cl A                                         214              7
Rockwell Automation                                          156              6
                                                                   ------------
Total Industrials                                                            32
                                                                   ------------

                                                                          Value
                                                          Shares          (000)
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--4.2%
--------------------------------------------------------------------------------
Autodesk*                                                    214   $          7
Avnet*                                                       236              6
Check Point Software
   Technologies*                                             310              7
Computer Sciences*                                           168              7
NetApp*                                                      280              5
                                                                   ------------
Total Information technology                                                 32
                                                                   ------------

--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--2.6%
--------------------------------------------------------------------------------
America Movil ADR, Ser L                                     156              7
China Mobile ADR                                              89              4
Deutsche Telekom ADR                                         301              5
US Cellular*                                                  77              4
                                                                   ------------
Total Telecommunication services                                             20
                                                                   ------------

--------------------------------------------------------------------------------
TOTAL COMMON STOCK
   (PROCEEDS $262)                                                          237
================================================================================

--------------------------------------------------------------------------------
TOTAL SECURITIES SOLD SHORT--30.8%
   (PROCEEDS $262)                                                 $        237
================================================================================

Percentages are based on Net Assets of $769.**

 *    Non-income producing security.

**    This number has been rounded to the nearest thousand.

ADR -- American Depositary Receipt

Cl -- Class

Ser -- Series

The accompanying notes are an integral part of the financial statements.

                                            TURNER FUNDS 2008 ANNUAL REPORT | 27

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
TURNER EMERGING GROWTH FUND
September 30, 2008

                                                                          Value
                                                          Shares          (000)
--------------------------------------------------------------------------------
COMMON STOCK--79.4%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--11.7%
--------------------------------------------------------------------------------
American Public Education*                                28,420   $      1,372
Boyd Gaming #                                            287,410          2,690
California Pizza Kitchen*                                241,830          3,112
Chico's FAS*                                             255,890          1,400
Citi Trends*                                             160,210          2,610
Deckers Outdoor*                                         206,780         21,522
Fuel Systems Solutions*                                  146,980          5,063
Genesco*                                                  97,670          3,270
Great Wolf Resorts*                                      248,286            909
New Oriental Education &
   Technology Group ADR*                                  53,260          3,421
New York & Co.*                                          389,080          3,712
Red Robin Gourmet Burgers*                               153,310          4,109
True Religion Apparel* #                                 148,410          3,836
Volcom* #                                                299,310          5,172
                                                                   ------------
Total Consumer discretionary                                             62,198
                                                                   ------------

--------------------------------------------------------------------------------
CONSUMER STAPLES--2.1%
--------------------------------------------------------------------------------
Green Mountain Coffee
   Roasters* #                                            70,930          2,790
United Natural Foods* #                                  338,360          8,456
                                                                   ------------
Total Consumer staples                                                   11,246
                                                                   ------------

--------------------------------------------------------------------------------
ENERGY--12.8%
--------------------------------------------------------------------------------
Brigham Exploration*                                     251,150          2,760
Carrizo Oil & Gas* #                                     145,170          5,265
Dawson Geophysical*                                      112,290          5,243
Gushan Environmental
   Energy #                                              448,290          2,291
ION Geophysical*                                         267,030          3,789
James River Coal* #                                      133,320          2,932
Kodiak Oil & Gas*                                        671,690          1,008
Lufkin Industries                                         55,260          4,385
NATCO Group, Cl A*                                       232,495          9,342
Penn Virginia                                            208,920         11,165
Petroleum Development*                                    37,940          1,683
StealthGas                                               143,010          1,935
T-3 Energy Services*                                     121,040          4,493
Trico Marine Services* #                                  79,990          1,366
Willbros Group*                                          372,092          9,860
                                                                   ------------
Total Energy                                                             67,517
                                                                   ------------

                                                                          Value
                                                          Shares          (000)
--------------------------------------------------------------------------------
FINANCIALS--3.5%
--------------------------------------------------------------------------------
American Physicians Capital                              133,760   $      5,662
Harleysville Group                                        96,680          3,654
IBERIABANK                                                57,480          3,038
Navigators Group*                                        107,460          6,233
                                                                   ------------
Total Financials                                                         18,587
                                                                   ------------

--------------------------------------------------------------------------------
HEALTH CARE--17.2%
--------------------------------------------------------------------------------
Acorda Therapeutics*                                     153,500          3,661
Alexion Pharmaceuticals*                                 178,860          7,029
Auxilium Pharmaceuticals* #                              241,270          7,817
Datascope                                                 76,410          3,945
Hologic*                                                  91,650          1,772
Icon ADR*                                                305,620         11,690
IPC The Hospitalist*                                      96,264          2,474
Kendle International* #                                  187,060          8,363
LHC Group*                                               140,040          3,988
MWI Veterinary Supply*                                   109,620          4,307
Parexel International*                                   567,114         16,254
PharMerica* #                                            201,380          4,529
Rigel Pharmaceuticals* #                                 154,260          3,602
Wright Medical Group*                                    108,268          3,296
XenoPort*                                                169,340          8,211
                                                                   ------------
Total Health care                                                        90,938
                                                                   ------------

--------------------------------------------------------------------------------
INDUSTRIALS--22.6%
--------------------------------------------------------------------------------
American Ecology                                          73,540          2,035
Ameron International                                      65,830          4,717
AZZ* #                                                    97,200          4,021
Bucyrus International, Cl A                              417,040         18,633
Canadian Solar GDR*                                       74,120          1,448
CBIZ*                                                    563,340          4,760
Chart Industries*                                        176,420          5,039
CIRCOR International                                      78,570          3,412
Clean Harbors*                                            88,970          6,010
EnPro Industries*                                        158,980          5,908
Genesee & Wyoming, Cl A*                                 120,215          4,511
GeoEye* #                                                 63,360          1,402
Graham                                                    87,120          4,713
HUB Group, Cl A*                                          82,694          3,113
II-VI*                                                   205,120          7,930
Layne Christensen*                                        78,890          2,795
Lindsay #                                                146,740         10,675
LMI Aerospace*                                           168,540          3,389

28 | TURNER FUNDS 2008 ANNUAL REPORT

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
TURNER EMERGING GROWTH FUND

                                                                          Value
                                                          Shares          (000)
--------------------------------------------------------------------------------
Middleby* #                                              127,300   $      6,914
Powell Industries*                                        80,360          3,280
Robbins & Myers                                          127,240          3,936
Titan International #                                    148,700          3,170
Triumph Group #                                          173,076          7,911
                                                                   ------------
Total Industrials                                                       119,722
                                                                   ------------

--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--7.9%
--------------------------------------------------------------------------------
Actuate*                                                 401,870          1,407
Ansys*                                                   276,860         10,485
Ariba*                                                   459,040          6,486
Comtech Telecommunications*                               98,685          4,859
Cybersource*                                             250,236          4,031
DG FastChannel* #                                        114,890          2,518
Kenexa*                                                  134,620          2,126
Phoenix Technologies*                                    197,060          1,574
Renesola* #                                              265,880          2,789
Rofin-Sinar Technologies*                                 93,160          2,852
SPSS*                                                     86,170          2,530
                                                                   ------------
Total Information technology                                             41,657
                                                                   ------------

--------------------------------------------------------------------------------
MATERIALS--0.7%
--------------------------------------------------------------------------------
Calgon Carbon* #                                         189,290          3,854
                                                                   ------------
Total Materials                                                           3,854
                                                                   ------------

--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--0.7%
--------------------------------------------------------------------------------
NTELOS Holdings                                          132,030          3,550
                                                                   ------------
Total Telecommunication services                                          3,550
                                                                   ------------

--------------------------------------------------------------------------------
UTILITIES--0.2%
--------------------------------------------------------------------------------
Artesian Resources, Cl A                                  57,705            977
                                                                   ------------
Total Utilities                                                             977
                                                                   ------------

--------------------------------------------------------------------------------
TOTAL COMMON STOCK
   (COST $371,908)                                                      420,246
================================================================================

--------------------------------------------------------------------------------
REGISTERED INVESTMENT COMPANY--4.0%
--------------------------------------------------------------------------------
iShares Russell 2000 Growth
   Index Fund #                                           94,150          6,658
iShares Russell 2000
   Index Fund                                            215,550         14,742

--------------------------------------------------------------------------------
TOTAL REGISTERED INVESTMENT
   COMPANY (COST $22,333)                                                21,400
================================================================================

                                                                          Value
                                                          Shares          (000)
--------------------------------------------------------------------------------
CASH EQUIVALENT--28.7%
--------------------------------------------------------------------------------
BlackRock TempCash Fund
   Institutional Shares,
   2.266%** (1)                                      152,174,119   $    152,174

--------------------------------------------------------------------------------
TOTAL CASH EQUIVALENT
   (COST $152,174)                                                      152,174
================================================================================

--------------------------------------------------------------------------------
TOTAL INVESTMENTS--112.1%
   (COST $546,415)                                                 $    593,820
================================================================================

Percentages are based on Net Assets of $529,578.***

  *   Non-income producing security.

 **   Rate shown is the 7-day effective yield as of September 30, 2008.

***   This number has been rounded to the nearest thousand.

  # Security fully or partially on loan at September 30, 2008. The total value of securities on loan at September 30, 2008 was $58,056,140. Certain of these securities may have been sold prior to period end and are included in receivable for investment securities sold on the Statement of Assets and Liabilities.

(1) The Fund lends securities in its portfolio pursuant to a securities lending agreement ("Lending Agreement") with Morgan Stanley. Unless otherwise agreed, security loans made pursuant to the Lending Agreement are required at all times to be secured by collateral equal to at least 100% of the market value of the securities loaned. Cash collateral received is invested in the BlackRock TempCash Fund, Institutional Shares, a money market fund. All such investments are made at the risk of the Fund. As such, the Fund is liable for investment losses. The Fund receives an annual fee for its participation in the Lending Agreement based on projected lending activity. A partial position of this security was purchased with cash collateral received from securities lending. The total value of such security at September 30, 2008 was $63,859,046.

ADR -- American Depositary Receipt

Cl -- Class

GDR -- Global Depositary Receipt

The accompanying notes are an integral part of the financial statements.

                                            TURNER FUNDS 2008 ANNUAL REPORT | 29

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS

TURNER LARGE CAP GROWTH FUND
September 30, 2008

                                                                          Value
                                                          Shares          (000)
--------------------------------------------------------------------------------
COMMON STOCK--98.6%+
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--7.4%
--------------------------------------------------------------------------------
Amazon.com*                                                3,970   $        289
Comcast, Cl A                                             13,940            274
Harley-Davidson                                           11,290            421
Kohl's*                                                    9,050            417
MGM Mirage* #                                             10,660            304
Staples                                                   21,300            479
                                                                   ------------
Total Consumer discretionary                                              2,184
                                                                   ------------

--------------------------------------------------------------------------------
CONSUMER STAPLES--13.7%
--------------------------------------------------------------------------------
Campbell Soup                                             11,490            443
Clorox                                                     6,400            401
CVS/Caremark                                              20,350            685
Estee Lauder, Cl A                                         6,490            324
General Mills                                              4,950            340
Kimberly-Clark                                             8,220            533
PepsiCo                                                   18,670          1,331
                                                                   ------------
Total Consumer staples                                                    4,057
                                                                   ------------

--------------------------------------------------------------------------------
ENERGY--8.5%
--------------------------------------------------------------------------------
Halliburton                                               13,510            438
Petroleo Brasileiro ADR                                   11,400            501
Schlumberger                                              12,470            974
Southwestern Energy*                                       7,180            219
Valero Energy                                             13,280            402
                                                                   ------------
Total Energy                                                              2,534
                                                                   ------------

--------------------------------------------------------------------------------
FINANCIALS--5.8%
--------------------------------------------------------------------------------
Goldman Sachs Group                                        4,000            512
Marsh & McLennan                                          12,500            397
T. Rowe Price Group                                        8,460            455
US Bancorp                                                10,000            360
                                                                   ------------
Total Financials                                                          1,724
                                                                   ------------

--------------------------------------------------------------------------------
HEALTH CARE--14.2%
--------------------------------------------------------------------------------
Abbott Laboratories                                       15,230            877
Alcon                                                      3,640            588
Baxter International                                      10,680            701
Express Scripts*                                           7,620            563

                                                                          Value
                                                          Shares          (000)
--------------------------------------------------------------------------------
Gilead Sciences*                                          15,550   $        709
Intuitive Surgical*                                        1,620            390
Thermo Fisher Scientific*                                  6,770            372
                                                                   ------------
Total Health care                                                         4,200
                                                                   ------------

--------------------------------------------------------------------------------
INDUSTRIALS--7.6%
--------------------------------------------------------------------------------
Deere                                                      8,230            407
First Solar*                                               2,500            472
Fluor                                                      3,550            198
Siemens ADR                                                6,120            575
Union Pacific                                              8,350            594
                                                                   ------------
Total Industrials                                                         2,246
                                                                   ------------

--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--37.7%
--------------------------------------------------------------------------------
Activision Blizzard*                                      23,220            358
Adobe Systems*                                            16,530            652
Apple*                                                    10,600          1,205
Applied Materials                                         56,240            851
Baidu.com ADR*                                             1,410            350
Broadcom, Cl A*                                           53,560            998
Google, Cl A*                                              3,875          1,552
Hewlett-Packard                                           20,830            963
Intel                                                     63,560          1,191
Juniper Networks*                                         35,260            743
Kla-Tencor                                                13,300            421
QUALCOMM                                                  31,330          1,346
Xilinx                                                    22,930            538
                                                                   ------------
Total Information technology                                             11,168
                                                                   ------------

--------------------------------------------------------------------------------
MATERIALS--3.0%
--------------------------------------------------------------------------------
International Paper                                       13,300            348
Monsanto                                                   5,530            547
                                                                   ------------
Total Materials                                                             895
                                                                   ------------

--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--0.7%
--------------------------------------------------------------------------------
NII Holdings*                                              5,330            202
                                                                   ------------
Total Telecommunication services                                            202
                                                                   ------------

--------------------------------------------------------------------------------
TOTAL COMMON STOCK
   (COST $31,074)                                                        29,210
================================================================================

30 | TURNER FUNDS 2008 ANNUAL REPORT

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
TURNER LARGE CAP GROWTH FUND

                                                                          Value
                                                          Shares          (000)
--------------------------------------------------------------------------------
CASH EQUIVALENT--2.4%
--------------------------------------------------------------------------------
BlackRock TempCash Fund
   Institutional Shares,
   2.266%** (1)                                          715,946   $        716

--------------------------------------------------------------------------------
TOTAL CASH EQUIVALENT
   (COST $716)                                                              716
================================================================================

--------------------------------------------------------------------------------
TOTAL INVESTMENTS--101.0%
   (COST $31,790)                                                  $     29,926
================================================================================

Percentages are based on Net Assets of $29,637.***

  *   Non-income producing security.

 **   Rate shown is the 7-day effective yield as of September 30, 2008.

***   This number has been rounded to the nearest thousand.

  + More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

  # Security fully or partially on loan at September 30, 2008. The total value of securities on loan at September 30, 2008 was $275,494. Certain of these securities may have been sold prior to period end and are included in receivable for investment securities sold on the Statement of Assets and Liabilities.

(1) The Fund lends securities in its portfolio pursuant to a securities lending agreement ("Lending Agreement") with Morgan Stanley. Unless otherwise agreed, security loans made pursuant to the Lending Agreement are required at all times to be secured by collateral equal to at least 100% of the market value of the securities loaned. Cash collateral received is invested in the BlackRock TempCash Fund, Institutional Shares, a money market fund. All such investments are made at the risk of the Fund. As such, the Fund is liable for investment losses. The Fund receives an annual fee for its participation in the Lending Agreement based on projected lending activity. A partial position of this security was purchased with cash collateral received from securities lending. The total value of such security at September 30, 2008 was $324,468.

ADR -- American Depositary Receipt

Cl -- Class

The accompanying notes are an integral part of the financial statements.

                                            TURNER FUNDS 2008 ANNUAL REPORT | 31

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS

TURNER MIDCAP GROWTH FUND
September 30, 2008

                                                                          Value
                                                          Shares          (000)
--------------------------------------------------------------------------------
COMMON STOCK--97.4%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--18.3%
--------------------------------------------------------------------------------
Apollo Group, Cl A*                                       81,630   $      4,841
Big Lots* #                                              267,402          7,442
Cablevision Systems, Cl A                                331,600          8,343
Deckers Outdoor*                                          91,470          9,520
GameStop, Cl A*                                          320,380         10,960
Guess?                                                   477,207         16,602
Harley-Davidson                                          360,730         13,455
Kohl's*                                                  524,400         24,164
Lululemon Athletica* #                                   347,840          8,011
MGM Mirage* #                                            229,660          6,545
Pulte Homes                                              688,950          9,625
Sherwin-Williams                                         198,100         11,323
Staples                                                  629,860         14,172
Toll Brothers*                                           367,387          9,269
Urban Outfitters*                                        389,050         12,399
Warnaco Group*                                           157,070          7,114
WMS Industries*                                          553,025         16,906
Wynn Resorts #                                           213,767         17,452
                                                                   ------------
Total Consumer discretionary                                            208,143
                                                                   ------------

--------------------------------------------------------------------------------
CONSUMER STAPLES--4.0%
--------------------------------------------------------------------------------
Alberto-Culver, Cl B                                     391,030         10,652
Clorox                                                   171,220         10,734
Estee Lauder, Cl A                                       288,420         14,395
McCormick                                                253,980          9,765
                                                                   ------------
Total Consumer staples                                                   45,546
                                                                   ------------

--------------------------------------------------------------------------------
ENERGY--9.7%
--------------------------------------------------------------------------------
Alpha Natural Resources*                                 109,010          5,606
Cameron International*                                   388,070         14,956
Consol Energy                                            217,430          9,978
Continental Resources*                                   211,240          8,287
Diamond Offshore Drilling                                100,980         10,407
Dresser-Rand Group*                                      314,430          9,895
Range Resources                                          244,665         10,489
Smith International                                      279,420         16,385
Southwestern Energy*                                     348,770         10,652
Sunoco                                                   264,050          9,395
Walter Industries                                        105,590          5,010
                                                                   ------------
Total Energy                                                            111,060
                                                                   ------------

                                                                          Value
                                                          Shares          (000)
--------------------------------------------------------------------------------
FINANCIALS--8.0%
--------------------------------------------------------------------------------
AON                                                      343,660   $     15,451
Hudson City Bancorp                                      937,340         17,294
Lazard, Cl A                                             165,520          7,078
Northern Trust                                           257,916         18,621
Public Storage                                           124,280         12,305
T. Rowe Price Group                                      370,842         19,918
                                                                   ------------
Total Financials                                                         90,667
                                                                   ------------

--------------------------------------------------------------------------------
HEALTH CARE--12.6%
--------------------------------------------------------------------------------
Alexion Pharmaceuticals*                                 261,980         10,296
Allergan                                                 194,280         10,005
Beckman Coulter                                          102,620          7,285
Charles River Laboratories
   International*                                        207,209         11,506
Covance*                                                 167,590         14,817
Dentsply International                                   242,950          9,120
Express Scripts*                                         338,070         24,956
Henry Schein*                                            190,599         10,262
Illumina*                                                310,856         12,599
Intuitive Surgical*                                       60,750         14,640
Myriad Genetics*                                          89,580          5,812
United Therapeutics*                                     121,870         12,817
                                                                   ------------
Total Health care                                                       144,115
                                                                   ------------

--------------------------------------------------------------------------------
INDUSTRIALS--16.2%
--------------------------------------------------------------------------------
AGCO*                                                    193,030          8,225
Ametek                                                   340,830         13,896
Clean Harbors*                                           132,409          8,944
Covanta Holding*                                         382,160          9,149
Cummins                                                  319,470         13,967
ESCO Technologies*                                        56,150          2,705
Flowserve                                                106,070          9,416
Fluor                                                    261,480         14,565
FTI Consulting*                                          263,457         19,032
JB Hunt Transport Services                               286,700          9,567
Kansas City Southern*                                    177,490          7,874
Pentair                                                  138,280          4,780
Quanta Services*                                         490,940         13,260
Robert Half International                                461,300         11,417
SPX                                                      117,300          9,032
Stericycle*                                              205,030         12,078
Sunpower, Cl A* #                                        229,660         16,290
                                                                   ------------
Total Industrials                                                       184,197
                                                                   ------------

32 | TURNER FUNDS 2008 ANNUAL REPORT

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
TURNER MIDCAP GROWTH FUND

                                                                          Value
                                                          Shares          (000)
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--21.4%
--------------------------------------------------------------------------------
Activision Blizzard*                                   1,057,060   $     16,311
Altera                                                   918,350         18,992
Atheros Communications* #                                684,956         16,151
Baidu.com ADR*                                            34,570          8,581
Broadcom, Cl A*                                          630,010         11,737
Cavium Networks* #                                       420,449          5,920
Concur Technologies*                                     124,910          4,779
F5 Networks*                                             623,872         14,586
Fiserv*                                                  371,351         17,572
Juniper Networks*                                        875,320         18,443
Lam Research*                                            382,240         12,037
McAfee*                                                  722,300         24,529
Omniture*                                                700,970         12,870
PMC - Sierra*                                          1,898,270         14,085
Polycom*                                                 344,590          7,970
Salesforce.com*                                          277,680         13,440
Varian Semiconductor
   Equipment Associates*                                 472,040         11,858
VistaPrint* #                                            405,720         13,324
                                                                   ------------
Total Information technology                                            243,185
                                                                   ------------

--------------------------------------------------------------------------------
MATERIALS--4.4%
--------------------------------------------------------------------------------
Airgas                                                   260,723         12,945
Ecolab                                                   175,330          8,507
Pactiv*                                                  473,464         11,756
Sigma-Aldrich                                            162,740          8,531
Temple-Inland                                            532,750          8,130
                                                                   ------------
Total Materials                                                          49,869
                                                                   ------------

--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--1.1%
--------------------------------------------------------------------------------
NII Holdings*                                            331,260         12,561
                                                                   ------------
Total Telecommunication services                                         12,561
                                                                   ------------

--------------------------------------------------------------------------------
UTILITIES--1.7%
--------------------------------------------------------------------------------
PPL                                                      312,210         11,558
Questar                                                  181,550          7,429
                                                                   ------------
Total Utilities                                                          18,987
                                                                   ------------

--------------------------------------------------------------------------------
TOTAL COMMON STOCK
   (COST $1,150,808)                                                  1,108,330
================================================================================

                                                                          Value
                                                          Shares          (000)
--------------------------------------------------------------------------------
CASH EQUIVALENT--8.3%
--------------------------------------------------------------------------------
BlackRock TempCash Fund
   Institutional Shares,
   2.266%** (1)                                       94,254,937   $     94,255

--------------------------------------------------------------------------------
TOTAL CASH EQUIVALENT
   (COST $94,255)                                                        94,255
================================================================================

--------------------------------------------------------------------------------
TOTAL INVESTMENTS--105.7%
   (COST $1,245,063)                                               $  1,202,585
================================================================================

Percentages are based on Net Assets of $1,137,780.***

  *   Non-income producing security.

 **   Rate shown is the 7-day effective yield as of September 30, 2008.

***   This number has been rounded to the nearest thousand.

  # Security fully or partially on loan at September 30, 2008. The total value of securities on loan at September 30, 2008 was $48,879,719. Certain of these securities may have been sold prior to period end and are included in receivable for investment securities sold on the Statement of Assets and Liabilities.

(1) The Fund lends securities in its portfolio pursuant to a securities lending agreement ("Lending Agreement") with Morgan Stanley. Unless otherwise agreed, security loans made pursuant to the Lending Agreement are required at all times to be secured by collateral equal to at least 100% of the market value of the securities loaned. Cash collateral received is invested in the BlackRock TempCash Fund, Institutional Shares, a money market fund. All such investments are made at the risk of the Fund. As such, the Fund is liable for investment losses. The Fund receives an annual fee for its participation in the Lending Agreement based on projected lending activity. A partial position of this security was purchased with cash collateral received from securities lending. The total value of such security at September 30, 2008 was $57,885,992.

ADR -- American Depositary Receipt

Cl -- Class

The accompanying notes are an integral part of the financial statements.

                                            TURNER FUNDS 2008 ANNUAL REPORT | 33

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS

TURNER NEW ENTERPRISE FUND
September 30, 2008

                                                                          Value
                                                          Shares          (000)
--------------------------------------------------------------------------------
COMMON STOCK--99.6%+
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--15.3%
--------------------------------------------------------------------------------
GameStop, Cl A*                                           31,390   $      1,074
Guess?                                                    47,250          1,644
MGM Mirage* #                                             36,720          1,046
WMS Industries*                                           40,990          1,253
                                                                   ------------
Total Consumer discretionary                                              5,017
                                                                   ------------

--------------------------------------------------------------------------------
ENERGY--3.5%
--------------------------------------------------------------------------------
PetroHawk Energy*                                         31,020            671
Southwestern Energy*                                      15,650            478
                                                                   ------------
Total Energy                                                              1,149
                                                                   ------------

--------------------------------------------------------------------------------
HEALTH CARE--17.5%
--------------------------------------------------------------------------------
Alexion Pharmaceuticals*                                  30,340          1,193
Genzyme*                                                  15,580          1,260
Illumina*                                                 25,120          1,018
Intuitive Surgical*                                        2,860            689
United Therapeutics*                                      14,770          1,554
                                                                   ------------
Total Health care                                                         5,714
                                                                   ------------

--------------------------------------------------------------------------------
INDUSTRIALS--11.7%
--------------------------------------------------------------------------------
First Solar*                                               2,720            514
FTI Consulting*                                           21,190          1,531
Robert Half International                                 43,580          1,078
Sunpower, Cl A* #                                          9,840            698
                                                                   ------------
Total Industrials                                                         3,821
                                                                   ------------

--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--48.1%
--------------------------------------------------------------------------------
Apple*                                                    10,160          1,155
Ariba*                                                    93,450          1,321
Atheros Communications*                                   38,720            913
F5 Networks*                                              53,880          1,260
Google, Cl A*                                              3,930          1,574
Juniper Networks*                                         43,050            907
Lam Research*                                             29,640            933
McAfee*                                                   32,040          1,088
Micron Technology*                                       196,350            795
Omniture*                                                 51,470            945
PMC - Sierra*                                            136,120          1,010
Polycom*                                                  29,120            674

                                                                          Value
                                                          Shares          (000)
--------------------------------------------------------------------------------
QUALCOMM                                                  44,040   $      1,892
Varian Semiconductor
   Equipment Associates*                                  27,360            687
VistaPrint*                                               18,610            611
                                                                   ------------
Total Information technology                                             15,765
                                                                   ------------

--------------------------------------------------------------------------------
MATERIALS--3.5%
--------------------------------------------------------------------------------
Monsanto                                                  11,560          1,144
                                                                   ------------
Total Materials                                                           1,144
                                                                   ------------

--------------------------------------------------------------------------------
TOTAL COMMON STOCK
   (COST $35,491)                                                        32,610
================================================================================

--------------------------------------------------------------------------------
CASH EQUIVALENT--5.1%
--------------------------------------------------------------------------------
BlackRock TempCash Fund
   Institutional Shares,
   2.266%** (1)                                        1,683,227          1,683

--------------------------------------------------------------------------------
TOTAL CASH EQUIVALENT
   (COST $1,683)                                                          1,683
================================================================================

--------------------------------------------------------------------------------
TOTAL INVESTMENTS--104.7%
   (COST $37,174)                                                  $     34,293
================================================================================

Percentages are based on Net Assets of $32,759.***

  *   Non-income producing security.

 **   Rate shown is the 7-day effective yield as of September 30, 2008.

***   This number has been rounded to the nearest thousand.

  + More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

  # Security fully or partially on loan at September 30, 2008. The total value of securities on loan at September 30, 2008 was $1,354,783. Certain of these securities may have been sold prior to period end and are included in receivable for investment securities sold on the Statement of Assets and Liabilities.

(1) The Fund lends securities in its portfolio pursuant to a securities lending agreement ("Lending Agreement") with Morgan Stanley. Unless otherwise agreed, security loans made pursuant to the Lending Agreement are required at all times to be secured by collateral equal to at least 100% of the market value of the securities loaned. Cash collateral received is invested in the BlackRock TempCash Fund, Institutional Shares, a money market fund. All such investments are made at the risk of the Fund. As such, the Fund is liable for investment losses. The Fund receives an annual fee for its participation in the Lending Agreement based on projected lending activity. This security was purchased with cash collateral received from securities lending. The total value of such security at September 30, 2008 was $1,683,227.

Cl -- Class

The accompanying notes are an integral part of the financial statements.

34 | TURNER FUNDS 2008 ANNUAL REPORT

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS

TURNER SMALL CAP GROWTH FUND
September 30, 2008

                                                                          Value
                                                          Shares          (000)
--------------------------------------------------------------------------------
COMMON STOCK--97.4%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--11.6%
--------------------------------------------------------------------------------
Aeropostale* #                                            50,680   $      1,627
Buckle #                                                  21,270          1,181
Capella Education*                                        23,840          1,022
Chico's FAS*                                             249,120          1,363
Deckers Outdoor*                                          23,610          2,457
Gymboree*                                                 59,280          2,105
Hibbett Sports* #                                        110,060          2,204
Interactive Data                                         108,100          2,726
LKQ*                                                     105,090          1,783
Lululemon Athletica* #                                    88,630          2,041
Pulte Homes                                               62,690            876
True Religion Apparel*                                    90,920          2,350
Warnaco Group*                                            79,310          3,592
WMS Industries*                                          120,820          3,694
                                                                   ------------
Total Consumer discretionary                                             29,021
                                                                   ------------

--------------------------------------------------------------------------------
CONSUMER STAPLES--3.2%
--------------------------------------------------------------------------------
Darling International*                                   146,620          1,629
Flowers Foods                                             72,175          2,119
Green Mountain Coffee
   Roasters* #                                            65,930          2,594
TreeHouse Foods*                                          51,020          1,515
                                                                   ------------
Total Consumer staples                                                    7,857
                                                                   ------------

--------------------------------------------------------------------------------
ENERGY--7.7%
--------------------------------------------------------------------------------
Arena Resources*                                          52,900          2,055
CARBO Ceramics                                            27,570          1,423
Complete Production
   Services*                                              79,160          1,594
Concho Resources*                                         78,860          2,177
Core Laboratories                                         24,820          2,515
EXCO Resources*                                           86,290          1,408
Foundation Coal Holdings                                  22,760            810
Goodrich Petroleum* #                                     42,450          1,850
Lufkin Industries                                         24,500          1,944
Penn Virginia                                             35,330          1,888
Willbros Group*                                           56,020          1,485
                                                                   ------------
Total Energy                                                             19,149
                                                                   ------------

                                                                          Value
                                                          Shares          (000)
--------------------------------------------------------------------------------
FINANCIALS--5.3%
--------------------------------------------------------------------------------
Digital Realty Trust #                                    84,590   $      3,997
Dime Community Bancshares                                 72,499          1,103
Extra Space Storage                                      138,115          2,121
Home Properties                                           32,470          1,882
PrivateBancorp                                            63,180          2,632
Riskmetrics Group* #                                      81,490          1,595
                                                                   ------------
Total Financials                                                         13,330
                                                                   ------------

--------------------------------------------------------------------------------
HEALTH CARE--24.6%
--------------------------------------------------------------------------------
Acorda Therapeutics*                                      74,800          1,784
Alexion Pharmaceuticals*                                  76,528          3,007
Amedisys* #                                               73,600          3,582
Auxilium Pharmaceuticals* #                               60,070          1,946
Cougar Biotechnology*                                      9,356            312
Eclipsys*                                                 91,050          1,907
Haemonetics*                                              63,270          3,905
Icon ADR*                                                102,182          3,908
Myriad Genetics*                                          43,120          2,798
NuVasive* #                                               69,200          3,414
Onyx Pharmaceuticals*                                     40,100          1,451
OSI Pharmaceuticals*                                      59,760          2,946
Parexel International*                                   171,150          4,905
Perrigo                                                   82,940          3,190
Psychiatric Solutions* #                                  72,140          2,738
Rigel Pharmaceuticals* #                                  68,730          1,605
Savient Pharmaceuticals* #                                50,002            745
Thoratec*                                                 58,328          1,531
United Therapeutics*                                      45,620          4,798
Universal Health
   Services, Cl B                                         15,303            857
West Pharmaceutical Services                              72,300          3,530
Wright Medical Group*                                    129,270          3,935
XenoPort*                                                 51,450          2,495
                                                                   ------------
Total Health care                                                        61,289
                                                                   ------------

--------------------------------------------------------------------------------
INDUSTRIALS--18.0%
--------------------------------------------------------------------------------
Actuant, Cl A                                             70,930          1,790
Aecom Technology*                                         94,220          2,303
Chart Industries*                                         48,540          1,386

                                            TURNER FUNDS 2008 ANNUAL REPORT | 35

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
TURNER SMALL CAP GROWTH FUND

                                                                          Value
                                                          Shares          (000)
--------------------------------------------------------------------------------
Clean Harbors*                                            38,850   $      2,624
Energy Conversion Devices*                                21,150          1,232
ESCO Technologies*                                        34,400          1,657
Genesee & Wyoming, Cl A*                                  41,030          1,539
Huron Consulting Group*                                   53,910          3,072
JA Solar Holdings ADR*                                    77,290            818
Kforce*                                                  170,870          1,745
Landstar System                                           60,360          2,659
Lindsay #                                                 29,110          2,118
Mobile Mini* #                                           104,406          2,018
MPS Group*                                               129,810          1,308
Navigant Consulting*                                      92,250          1,835
Orbital Sciences*                                         85,420          2,048
RBC Bearings*                                             39,950          1,346
Teledyne Technologies*                                    46,430          2,654
Tetra Tech*                                               96,080          2,312
Valmont Industries                                        20,690          1,711
Wabtec                                                    45,130          2,312
Waste Connections*                                        48,040          1,648
Woodward Governor                                         80,220          2,829
                                                                   ------------
Total Industrials                                                        44,964
                                                                   ------------

--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--20.9%
--------------------------------------------------------------------------------
Ariba*                                                   140,240          1,982
AsiaInfo Holdings*                                       118,040          1,084
Atheros Communications*                                  113,720          2,682
Cavium Networks* #                                        82,348          1,160
Concur Technologies* #                                    72,960          2,791
DTS*                                                      38,480          1,071
F5 Networks*                                              88,460          2,068
Gartner*                                                  44,241          1,003
Interwoven*                                              107,920          1,524
Microsemi*                                               121,350          3,092
Monolithic Power Systems*                                137,020          2,380
Net 1 UEPS Technologies*                                  90,710          2,026
Novellus Systems*                                        104,750          2,057
Omniture*                                                152,607          2,802

                                                                          Value
                                                          Shares          (000)
--------------------------------------------------------------------------------
Plexus*                                                  107,830   $      2,232
PMC - Sierra*                                            417,650          3,099
Polycom*                                                 107,230          2,480
Riverbed Technology*                                     106,150          1,329
Sybase*                                                   99,030          3,032
Taleo, Cl A*                                              84,280          1,676
TiVo* #                                                  159,340          1,166
Verigy*                                                   55,060            896
VistaPrint* #                                            104,630          3,436
Vocus*                                                    78,501          2,666
Websense*                                                107,950          2,413
                                                                   ------------
Total Information technology                                             52,147
                                                                   ------------

--------------------------------------------------------------------------------
MATERIALS--4.2%
--------------------------------------------------------------------------------
Cabot                                                     42,820          1,361
Century Aluminum*                                         45,420          1,258
Compass Minerals
   International                                          33,660          1,763
Koppers Holdings                                          49,110          1,837
Olin                                                      58,190          1,129
Solutia*                                                  81,280          1,138
Temple-Inland                                            122,530          1,870
                                                                   ------------
Total Materials                                                          10,356
                                                                   ------------

--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--1.0%
--------------------------------------------------------------------------------
NTELOS Holdings                                           36,490            981
Premiere Global Services*                                114,190          1,606
                                                                   ------------
Total Telecommunication services                                          2,587
                                                                   ------------

--------------------------------------------------------------------------------
UTILITIES--0.9%
--------------------------------------------------------------------------------
ITC Holdings                                              41,250          2,135
                                                                   ------------
Total Utilities                                                           2,135
                                                                   ------------

--------------------------------------------------------------------------------
TOTAL COMMON STOCK
   (COST $237,239)                                                      242,835
================================================================================

36 | TURNER FUNDS 2008 ANNUAL REPORT

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
TURNER SMALL CAP GROWTH FUND

                                                                          Value
                                                          Shares          (000)
--------------------------------------------------------------------------------
CASH EQUIVALENT--15.6%
--------------------------------------------------------------------------------
BlackRock TempCash Fund
   Institutional Shares,
   2.266%** (1)                                       39,009,993   $     39,010
--------------------------------------------------------------------------------
TOTAL CASH EQUIVALENT
   (COST $39,010)                                                        39,010
================================================================================

--------------------------------------------------------------------------------
TOTAL INVESTMENTS--113.0%
   (COST $276,249)                                                 $    281,845
================================================================================

Percentages are based on Net Assets of $249,434.***

  *   Non-income producing security.

 **   Rate shown is the 7-day effective yield as of September 30, 2008.

***   This number has been rounded to the nearest thousand.

  # Security fully or partially on loan at September 30, 2008. The total value of securities on loan at September 30, 2008 was $33,164,055. Certain of these securities may have been sold prior to period end and are included in receivable for investment securities sold on the Statement of Assets and Liabilities.

(1) The Fund lends securities in its portfolio pursuant to a securities lending agreement ("Lending Agreement") with Morgan Stanley. Unless otherwise agreed, security loans made pursuant to the Lending Agreement are required at all times to be secured by collateral equal to at least 100% of the market value of the securities loaned. Cash collateral received is invested in the BlackRock TempCash Fund, Institutional Shares, a money market fund. All such investments are made at the risk of the Fund. As such, the Fund is liable for investment losses. The Fund receives an annual fee for its participation in the Lending Agreement based on projected lending activity. A partial position of this security was purchased with cash collateral received from securities lending. The total value of such security at September 30, 2008 was $36,089,181.

ADR -- American Depositary Receipt

Cl -- Class

The accompanying notes are an integral part of the financial statements.

                                            TURNER FUNDS 2008 ANNUAL REPORT | 37

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS

TURNER INTERNATIONAL CORE GROWTH FUND
September 30, 2008

                                                                          Value
                                                          Shares          (000)
--------------------------------------------------------------------------------
COMMON STOCK--95.2%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--6.2%
--------------------------------------------------------------------------------
Adidas^                                                      900   $         48
Grupo Televisa                                            13,944             60
LVMH Moet Hennessy
   Louis Vuitton^                                            533             47
Panasonic^                                                 3,000             52
                                                                   ------------
Total Consumer discretionary                                                207
                                                                   ------------

--------------------------------------------------------------------------------
CONSUMER STAPLES--9.7%
--------------------------------------------------------------------------------
Carlsberg, Cl B^                                             507             39
Diageo^                                                    2,370             40
Nestle^                                                    2,128             92
Reckitt Benckiser Group^                                   1,030             50
Shiseido^                                                  2,300             51
Shoppers Drug Mart                                         1,070             52
                                                                   ------------
Total Consumer staples                                                      324
                                                                   ------------

--------------------------------------------------------------------------------
ENERGY--13.6%
--------------------------------------------------------------------------------
Core Laboratories                                            450             45
Enbridge                                                   1,930             71
Petroleo Brasileiro                                        3,190             70
Schlumberger                                                 950             74
Tenaris^                                                   3,085             58
Transocean*                                                  490             54
Tullow Oil^                                                3,420             44
Weatherford International*                                 1,540             39
                                                                   ------------
Total Energy                                                                455
                                                                   ------------

--------------------------------------------------------------------------------
FINANCIALS--13.8%
--------------------------------------------------------------------------------
Admiral Group^                                             3,570             66
Bank of Nova Scotia                                        1,736             78
Credit Suisse Group^                                       1,528             71
DnB NOR^                                                   3,875             30
Intesa Sanpaolo^                                          10,630             59
Mitsui Fudosan^                                            1,830             35
Standard Chartered^                                        2,508             62
Unibanco - Uniao de
   Bancos Brasileiros                                      5,893             59
                                                                   ------------
Total Financials                                                            460
                                                                   ------------

                                                                          Value
                                                          Shares          (000)
--------------------------------------------------------------------------------
HEALTH CARE--8.8%
--------------------------------------------------------------------------------
Alcon                                                        430   $         69
CSL^                                                       2,420             73
Fresenius Medical Care^                                    1,347             70
Icon ADR*                                                  1,140             44
Novartis^                                                    700             37
                                                                   ------------
Total Health care                                                           293
                                                                   ------------

--------------------------------------------------------------------------------
INDUSTRIALS--15.1%
--------------------------------------------------------------------------------
ABB^                                                       3,140             61
Alstom^                                                      640             49
BAE Systems^                                               7,320             54
Canadian National Railway                                  1,574             75
Experian^                                                  5,962             39
Hamburger Hafen und Logistik^                                790             47
Kuehne + Nagel International^                                585             39
Ritchie Bros. Auctioneers                                  2,088             50
Siemens^                                                     390             36
Vestas Wind Systems*^                                        615             54
                                                                   ------------
Total Industrials                                                           504
                                                                   ------------

--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--9.7%
--------------------------------------------------------------------------------
ASML Holding^                                              2,390             42
AU Optronics^                                             53,000             60
Autonomy*^                                                 1,790             33
Nintendo^                                                    180             76
Samsung Electronics^                                         130             60
STMicroelectronics^                                        5,125             52
                                                                   ------------
Total Information technology                                                323
                                                                   ------------

--------------------------------------------------------------------------------
MATERIALS--12.5%
--------------------------------------------------------------------------------
Air Liquide^                                                 440             48
ArcelorMittal^                                             1,044             53
BHP Billiton^                                              1,940             50
CRH^                                                       2,500             53
DC Chemical^                                                 180             49
Goldcorp                                                   1,320             42
Potash Corp. of Saskatchewan                                 540             70
Syngenta^                                                    240             51
                                                                   ------------
Total Materials                                                             416
                                                                   ------------

--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--1.9%
--------------------------------------------------------------------------------
Mobile Telesystems                                         1,160             65
                                                                   ------------
Total Telecommunication services                                             65
                                                                   ------------

38 | TURNER FUNDS 2008 ANNUAL REPORT

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
TURNER INTERNATIONAL CORE GROWTH FUND

                                                                          Value
                                                          Shares          (000)
--------------------------------------------------------------------------------
UTILITIES--3.9%
--------------------------------------------------------------------------------
Iberdrola Renovables*^                                    12,716   $         54
International Power^                                      11,632             75
                                                                   ------------
Total Utilities                                                             129
                                                                   ------------

--------------------------------------------------------------------------------
TOTAL COMMON STOCK
   (COST $3,727)                                                          3,176
================================================================================

--------------------------------------------------------------------------------
PREFERRED STOCK--3.7%
--------------------------------------------------------------------------------
CONSUMER STAPLES--1.2%
--------------------------------------------------------------------------------
Cia Brasileira de Distribuicao
   Grupo Pao de Acucar                                     2,329             40
                                                                   ------------
Total Consumer staples                                                       40
                                                                   ------------

--------------------------------------------------------------------------------
UTILITIES--2.5%
--------------------------------------------------------------------------------
Cia Energetica de Minas Gerais                             4,210             83
                                                                   ------------
Total Utilities                                                              83
                                                                   ------------

--------------------------------------------------------------------------------
TOTAL PREFERRED STOCK
   (COST $147)                                                              123
================================================================================

--------------------------------------------------------------------------------
CASH EQUIVALENT--1.6%
--------------------------------------------------------------------------------
BlackRock TempCash Fund
   Institutional Shares,
   2.266%**                                               53,131             53

--------------------------------------------------------------------------------
TOTAL CASH EQUIVALENT
   (COST $53)                                                                53
================================================================================

--------------------------------------------------------------------------------
TOTAL INVESTMENTS--100.5%
   (COST $3,927)                                                   $      3,352
================================================================================

Percentages are based on Net Assets of $3,335.***

  *   Non-income producing security.

 **   Rate shown is the 7-day effective yield as of September 30, 2008.

***   This number has been rounded to the nearest thousand.

  ^ Security is fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. As of September 30, 2008, the total market value of this security was $2,159, representing 64.7% of net assets.***

ADR -- American Depositary Receipt

Cl -- Class

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
COUNTRY ALLOCATION AS OF 9/30/08+
--------------------------------------------------------------------------------
Switzerland                                                                14.1%
Canada                                                                     13.1
United Kingdom                                                             12.6
Brazil                                                                      7.5
United States                                                               6.5
Japan                                                                       6.4
Germany                                                                     6.0
France                                                                      4.3
Ireland                                                                     4.1
Australia                                                                   3.7
Luxembourg                                                                  3.3
South Korea                                                                 3.3
Denmark                                                                     2.8
Netherlands                                                                 2.6
Russia                                                                      1.9
Mexico                                                                      1.8
Taiwan                                                                      1.8
Italy                                                                       1.7
Spain                                                                       1.6
Norway                                                                      0.9
--------------------------------------------------------------------------------

+     Percentages are based on total investments.

                                            TURNER FUNDS 2008 ANNUAL REPORT | 39

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS

TURNER MIDCAP EQUITY FUND
September 30, 2008

                                                                          Value
                                                          Shares          (000)
--------------------------------------------------------------------------------
COMMON STOCK--92.8%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--10.6%
--------------------------------------------------------------------------------
Burger King Holdings                                         270   $          7
Dollar Tree*                                                 220              8
DreamWorks Animation SKG, Cl A*                              250              8
H&R Block                                                    410              9
Hasbro                                                       180              6
Jarden*                                                      260              6
O'Reilly Automotive*                                         110              3
PetSmart                                                     290              7
                                                                   ------------
Total Consumer discretionary                                                 54
                                                                   ------------

--------------------------------------------------------------------------------
CONSUMER STAPLES--6.4%
--------------------------------------------------------------------------------
Alberto-Culver, Cl B                                         320              9
Church & Dwight                                              160             10
Constellation Brands, Cl A*                                  340              7
Herbalife                                                    180              7
                                                                   ------------
Total Consumer staples                                                       33
                                                                   ------------

--------------------------------------------------------------------------------
ENERGY--5.6%
--------------------------------------------------------------------------------
Alpha Natural Resources*                                      50              3
FMC Technologies*                                             80              4
Frontier Oil                                                 190              3
Mariner Energy*                                              220              4
Penn Virginia                                                110              6
PetroHawk Energy*                                            130              3
Pioneer Natural Resources                                     50              3
Superior Energy Services*                                    110              3
                                                                   ------------
Total Energy                                                                 29
                                                                   ------------

--------------------------------------------------------------------------------
FINANCIALS--12.2%
--------------------------------------------------------------------------------
Alexandria Real Estate Equities                               75              8
Arch Capital Group*                                          120              9
Douglas Emmett                                               310              7
Essex Property Trust                                          50              6
Hanover Insurance Group                                      160              7
Keycorp                                                      310              4
Nationwide Health Properties                                 180              7
New York Community Bancorp                                   240              4
Rayonier                                                     150              7
SLM*                                                         325              4
                                                                   ------------
Total Financials                                                             63
                                                                   ------------

                                                                          Value
                                                          Shares          (000)
--------------------------------------------------------------------------------
HEALTH CARE--11.8%
--------------------------------------------------------------------------------
Cephalon*                                                    110   $          9
Covance*                                                      70              6
Hill-Rom Holdings                                            290              9
King Pharmaceuticals*                                        520              5
Omnicare                                                     310              9
OSI Pharmaceuticals*                                          60              3
Perrigo                                                      180              7
Teleflex                                                     100              6
Varian Medical Systems*                                      120              7
                                                                   ------------
Total Health care                                                            61
                                                                   ------------

--------------------------------------------------------------------------------
INDUSTRIALS--20.6%
--------------------------------------------------------------------------------
Ametek                                                       170              7
Armstrong World Industries*                                  225              6
Brink's                                                      160             10
Copart*                                                      180              7
Corrections Corp. of America*                                260              6
Covanta Holding*                                             330              8
FTI Consulting*                                               85              6
Kansas City Southern*                                        150              7
Kirby*                                                       100              4
Lincoln Electric Holdings                                     90              6
Republic Services, Cl A                                      290              9
Roper Industries                                             135              8
Sunpower, Cl A*                                               50              3
Thomas & Betts*                                              120              5
Trinity Industries                                           170              4
URS*                                                         130              5
Wabtec                                                       100              5
                                                                   ------------
Total Industrials                                                           106
                                                                   ------------

--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--17.3%
--------------------------------------------------------------------------------
Alliance Data Systems*                                       215             14
Amphenol, Cl A                                                95              4
BMC Software*                                                185              5
Convergys*                                                   340              5
Global Payments                                              185              8
Harris                                                        90              4
Itron*                                                        90              8
McAfee*                                                      270              9
Novell*                                                      995              5

40 | TURNER FUNDS 2008 ANNUAL REPORT

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
TURNER MIDCAP EQUITY FUND

                                                                          Value
                                                          Shares          (000)
--------------------------------------------------------------------------------
QLogic*                                                      380   $          6
Sybase*                                                      405             13
Synopsys*                                                    420              8
                                                                   ------------
Total Information technology                                                 89
                                                                   ------------

--------------------------------------------------------------------------------
MATERIALS--1.8%
--------------------------------------------------------------------------------
Celanese, Ser A                                               85              2
Sigma-Aldrich                                                130              7
                                                                   ------------
Total Materials                                                               9
                                                                   ------------

--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--1.2%
--------------------------------------------------------------------------------
SBA Communications, Cl A*                                    240              6
                                                                   ------------
Total Telecommunication services                                              6
                                                                   ------------

--------------------------------------------------------------------------------
UTILITIES--5.3%
--------------------------------------------------------------------------------
Integrys Energy Group                                        160              8
MDU Resources Group                                          140              4
NSTAR                                                        210              7
UGI                                                          310              8
                                                                   ------------
Total Utilities                                                              27
                                                                   ------------

--------------------------------------------------------------------------------
TOTAL COMMON STOCK
   (COST $499)                                                              477
================================================================================

--------------------------------------------------------------------------------
REGISTERED INVESTMENT COMPANY--4.5%
--------------------------------------------------------------------------------
iShares Russell Midcap Index Fund                            280             23

--------------------------------------------------------------------------------
TOTAL REGISTERED INVESTMENT
   COMPANY (COST $27)                                                        23
================================================================================

--------------------------------------------------------------------------------
CASH EQUIVALENT--2.1%
--------------------------------------------------------------------------------
BlackRock TempCash Fund
   Institutional Shares,
   2.266%**                                               11,070             11

--------------------------------------------------------------------------------
TOTAL CASH EQUIVALENT
   (COST $11)                                                                11
================================================================================

--------------------------------------------------------------------------------
TOTAL INVESTMENTS--99.4%
   (COST $537)                                                     $        511
================================================================================

Percentages are based on Net Assets of $514.***

  *   Non-income producing security.

 **   Rate shown is the 7-day effective yield as of September 30, 2008.

***   This number has been rounded to the nearest thousand.

Cl -- Class

Ser -- Series

The accompanying notes are an integral part of the financial statements.

                                            TURNER FUNDS 2008 ANNUAL REPORT | 41

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS

TURNER QUANTITATIVE BROAD MARKET EQUITY FUND
September 30, 2008

                                                                          Value
                                                          Shares          (000)
--------------------------------------------------------------------------------
COMMON STOCK--99.3%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--11.0%
--------------------------------------------------------------------------------
Comcast, Cl A                                                240   $          5
Foot Locker                                                  310              5
Goodyear Tire & Rubber*                                      220              3
Home Depot                                                   160              4
Jarden*                                                      190              4
Leggett & Platt                                              230              5
McDonald's                                                    70              4
O'Reilly Automotive*                                         150              4
Phillips-Van Heusen                                          120              5
Pulte Homes                                                  380              5
Target                                                        80              4
Time Warner                                                  270              4
Walt Disney                                                  130              4
Wyndham Worldwide                                            250              4
                                                                   ------------
Total Consumer discretionary                                                 60
                                                                   ------------

--------------------------------------------------------------------------------
CONSUMER STAPLES--11.0%
--------------------------------------------------------------------------------
Alberto-Culver, Cl B                                         150              4
Coca-Cola                                                     80              4
Constellation Brands, Cl A*                                  220              5
Costco Wholesale                                              60              4
CVS/Caremark                                                 110              4
General Mills                                                 70              5
JM Smucker                                                    70              3
Kraft Foods, Cl A                                            150              5
PepsiAmericas                                                220              5
PepsiCo                                                       60              4
Philip Morris International                                   60              3
Procter & Gamble                                             130              9
Wal-Mart Stores                                               80              5
                                                                   ------------
Total Consumer staples                                                       60
                                                                   ------------

--------------------------------------------------------------------------------
ENERGY--12.5%
--------------------------------------------------------------------------------
Chevron                                                       90              7
Devon Energy                                                  40              4
Enterprise Products Partners LP                              120              3
Exxon Mobil                                                  240             19
Kinder Morgan Management*                                     70              3
Mariner Energy*                                              140              3
Murphy Oil                                                    70              5
Southern Union                                               190              4
Sunoco                                                       100              4
Tesoro                                                       210              3

                                                                          Value
                                                          Shares          (000)
--------------------------------------------------------------------------------
Valero Energy                                                130   $          4
Western Refining                                             340              3
Whiting Petroleum*                                            40              3
Williams                                                     130              3
                                                                   ------------
Total Energy                                                                 68
                                                                   ------------

--------------------------------------------------------------------------------
FINANCIALS--17.5%
--------------------------------------------------------------------------------
Bank of America                                              270             10
Charles Schwab                                               180              5
Citigroup                                                    250              5
CNA Financial                                                180              5
Entertainment Properties Trust                                80              4
First American                                               150              4
Hanover Insurance Group                                      110              5
JPMorgan Chase                                               190              9
Keycorp                                                      360              4
Lincoln National                                              80              3
NASDAQ OMX Group*                                            140              4
Northern Trust                                                50              4
PNC Financial Services Group                                  50              4
Regions Financial                                            420              4
Reinsurance Group of America, Cl A                           100              5
Senior Housing Properties Trust                              200              5
Tree.com*                                                      1             --
Unum Group                                                   140              4
US Bancorp                                                   140              5
Wells Fargo                                                  180              7
                                                                   ------------
Total Financials                                                             96
                                                                   ------------

--------------------------------------------------------------------------------
HEALTH CARE--14.1%
--------------------------------------------------------------------------------
Abbott Laboratories                                           70              4
Amgen*                                                        60              4
Bio-Rad Laboratories, Cl A*                                   40              4
Bristol-Myers Squibb                                         230              5
Brookdale Senior Living                                      180              4
Charles River Laboratories
   International*                                             70              4
Gilead Sciences*                                              60              3
Johnson & Johnson                                            120              8
Medco Health Solutions*                                      100              5
Mylan*                                                       410              5
PerkinElmer                                                  110              3
Pfizer                                                       330              6
Psychiatric Solutions*                                       140              5

42 | TURNER FUNDS 2008 ANNUAL REPORT

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS

TURNER QUANTITATIVE BROAD MARKET EQUITY FUND

                                                                          Value
                                                          Shares          (000)
--------------------------------------------------------------------------------
Quest Diagnostics                                            100   $          5
Teleflex                                                      80              5
Thermo Fisher Scientific*                                     60              3
VCA Antech*                                                  150              4
                                                                   ------------
Total Health care                                                            77
                                                                   ------------

--------------------------------------------------------------------------------
INDUSTRIALS--10.5%
--------------------------------------------------------------------------------
BE Aerospace*                                                220              3
Continental Airlines, Cl B*                                  200              3
Delta Air Lines*                                             540              4
General Electric                                             440             11
Kennametal                                                   130              4
Monster Worldwide*                                           250              4
Northrop Grumman                                              70              4
Pentair                                                      150              5
Southwest Airlines                                           260              4
Thomas & Betts*                                              120              5
Timken                                                       200              6
URS*                                                         120              4
                                                                   ------------
Total Industrials                                                            57
                                                                   ------------

--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--13.3%
--------------------------------------------------------------------------------
Avnet*                                                       200              5
Cisco Systems*                                               210              5
EMC*                                                         300              3
Google, Cl A*                                                 10              4
Hewlett-Packard                                              120              5
Ingram Micro, Cl A*                                          290              5
Intel                                                        200              4
International Business Machines                               60              7
LSI*                                                         680              4
Microsoft                                                    510             14
NCR*                                                         190              4
Nuance Communications*                                       340              4
Xerox                                                        300              3
Zebra Technologies, Cl A*                                    180              5
                                                                   ------------
Total Information technology                                                 72
                                                                   ------------

--------------------------------------------------------------------------------
MATERIALS--3.4%
--------------------------------------------------------------------------------
Cabot                                                        180              6
International Paper                                          170              4
MeadWestvaco                                                 170              4
Valspar                                                      190              4
                                                                   ------------
Total Materials                                                              18
                                                                   ------------

                                                                          Value
                                                          Shares          (000)
--------------------------------------------------------------------------------
UTILITIES--6.0%
--------------------------------------------------------------------------------
Alliant Energy                                               120   $          4
Ameren                                                       110              4
American Water Works                                         250              5
CMS Energy                                                   340              4
Hawaiian Electric Industries                                 220              7
Sierra Pacific Resources                                     380              4
Wisconsin Energy                                             110              5
                                                                   ------------
Total Utilities                                                              33
                                                                   ------------

--------------------------------------------------------------------------------
TOTAL COMMON STOCK
   (COST $577)                                                              541
================================================================================

--------------------------------------------------------------------------------
CASH EQUIVALENT--0.5%
--------------------------------------------------------------------------------
BlackRock TempCash Fund
   Institutional Shares,
   2.266%**                                                2,480              2
--------------------------------------------------------------------------------
TOTAL CASH EQUIVALENT
   (COST $2)                                                                  2
================================================================================

--------------------------------------------------------------------------------
TOTAL INVESTMENTS--99.8%
   (COST $579)                                                     $        543
================================================================================

Percentages are based on Net Assets of $544.***

  *   Non-income producing security.

 **   Rate shown is the 7-day effective yield as of September 30, 2008.

***   This number has been rounded to the nearest thousand.

Cl -- Class

LP -- Limited Partnership

The accompanying notes are an integral part of the financial statements.

                                            TURNER FUNDS 2008 ANNUAL REPORT | 43

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS

TURNER SMALL CAP EQUITY FUND
September 30, 2008

                                                                          Value
                                                          Shares          (000)
--------------------------------------------------------------------------------
COMMON STOCK--95.3%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--11.8%
--------------------------------------------------------------------------------
99 Cents Only Stores*                                      7,060   $         78
Aaron Rents                                               11,640            315
Bob Evans Farms                                            9,150            250
Buffalo Wild Wings* #                                      3,810            153
California Pizza Kitchen*                                 12,530            161
Career Education*                                          6,840            112
Childrens Place Retail Stores*                             5,330            178
Jo-Ann Stores*                                            11,950            251
JOS A Bank Clothiers* #                                    5,580            188
Lions Gate Entertainment*                                 24,420            222
Matthews International, Cl A                               4,500            228
NetFlix*                                                   8,400            259
Polaris Industries #                                       4,360            198
Zale* #                                                   10,300            258
                                                                   ------------
Total Consumer discretionary                                              2,851
                                                                   ------------

--------------------------------------------------------------------------------
CONSUMER STAPLES--4.8%
--------------------------------------------------------------------------------
BJ's Wholesale Club*                                       4,750            185
Chiquita Brands International* #                          15,770            249
Elizabeth Arden*                                          12,350            242
Pantry*                                                   11,960            254
TreeHouse Foods*                                           8,120            241
                                                                   ------------
Total Consumer staples                                                    1,171
                                                                   ------------

--------------------------------------------------------------------------------
ENERGY--6.0%
--------------------------------------------------------------------------------
BPZ Resources*                                            13,830            238
Dril-Quip*                                                 2,670            116
Goodrich Petroleum* #                                      6,090            265
International Coal Group*                                 33,370            208
Parker Drilling*                                          28,740            231
Petroleum Development*                                     3,690            164
Trico Marine Services*                                    13,130            224
                                                                   ------------
Total Energy                                                              1,446
                                                                   ------------

--------------------------------------------------------------------------------
FINANCIALS--18.4%
--------------------------------------------------------------------------------
BioMed Realty Trust                                       16,650            440
Cash America International                                 7,660            276
Ezcorp, Cl A*                                             18,630            350
Investors Bancorp*                                        15,080            227
IPC Holdings                                               9,680            292
Omega Healthcare Investors                                22,220            437
Pico Holdings*                                             2,960            106
Potlatch                                                   7,890            366
ProAssurance*                                              4,051            227

                                                                          Value
                                                          Shares          (000)
--------------------------------------------------------------------------------
Prosperity Bancshares #                                    9,170   $        312
Signature Bank*                                            8,730            305
South Financial Group                                     17,240            126
SVB Financial Group*                                       6,560            380
Tanger Factory Outlet Centers                              5,770            253
Texas Capital Bancshares*                                  9,180            191
UCBH Holdings                                             22,770            146
UMB Financial                                                290             15
                                                                   ------------
Total Financials                                                          4,449
                                                                   ------------

--------------------------------------------------------------------------------
HEALTH CARE--12.3%
--------------------------------------------------------------------------------
Amedisys*                                                  4,790            233
Analogic                                                   3,596            179
Conmed*                                                   11,040            353
HealthExtras*                                             10,070            263
Invacare                                                   9,240            223
Kendle International* #                                    5,270            236
Medicines*                                                10,780            250
Natus Medical*                                            11,770            267
OSI Pharmaceuticals*                                       2,630            130
Rigel Pharmaceuticals*                                     9,700            226
SonoSite* #                                                7,500            235
STERIS                                                     9,860            371
                                                                   ------------
Total Health care                                                         2,966
                                                                   ------------

--------------------------------------------------------------------------------
INDUSTRIALS--15.9%
--------------------------------------------------------------------------------
Aerovironment* #                                           7,000            224
Atlas Air Worldwide Holdings*                              5,390            217
AZZ*                                                       6,580            272
Clean Harbors*                                             3,690            249
EMCOR Group*                                              10,070            265
Energy Conversion Devices*                                   980             57
EnPro Industries*                                          5,920            220
Genesee & Wyoming, Cl A*                                   7,060            265
Kaydon                                                     4,660            210
Knight Transportation #                                    8,520            145
Moog, Cl A*                                                5,760            247
Orbital Sciences*                                         10,190            244
Team*                                                      7,590            274
Teledyne Technologies*                                     5,160            295
Titan International                                        5,455            116
Toro                                                       5,920            245
Werner Enterprises #                                      13,960            303
                                                                   ------------
Total Industrials                                                         3,848
                                                                   ------------

44 | TURNER FUNDS 2008 ANNUAL REPORT

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS

TURNER SMALL CAP EQUITY FUND

                                                                          Value
                                                          Shares          (000)
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--12.6%
--------------------------------------------------------------------------------
Avid Technology* #                                         8,440   $        203
China Security & Surveillance
   Technology* #                                          17,670            245
Cybersource*                                              11,420            184
Exar*                                                     30,420            233
Interwoven*                                               17,490            247
Mantech International, Cl A*                               3,350            199
Mentor Graphics*                                          17,020            193
Microsemi*                                                11,740            299
Nice Systems ADR*                                          5,870            160
Plexus*                                                    9,140            189
Silicon Laboratories*                                      6,210            191
Take-Two Interactive Software                             16,330            268
Verigy*                                                   13,040            212
Websense*                                                  9,990            223
                                                                   ------------
Total Information technology                                              3,046
                                                                   ------------

--------------------------------------------------------------------------------
MATERIALS--6.3%
--------------------------------------------------------------------------------
Calgon Carbon* #                                          13,760            280
Koppers Holdings                                           4,600            172
Minerals Technologies                                      3,580            213
PAN American Silver* #                                     6,860            153
Rock-Tenn, Cl A                                            4,900            196
Sensient Technologies                                     10,640            299
Solutia*                                                  16,030            224
                                                                   ------------
Total Materials                                                           1,537
                                                                   ------------

--------------------------------------------------------------------------------
UTILITIES--7.2%
--------------------------------------------------------------------------------
Avista                                                    15,950            346
ITC Holdings                                               5,520            286
New Jersey Resources                                      10,095            362
Northwest Natural Gas                                      4,880            254
Piedmont Natural Gas #                                     8,340            267
Southwest Gas                                              7,800            236
                                                                   ------------
Total Utilities                                                           1,751
                                                                   ------------

--------------------------------------------------------------------------------
TOTAL COMMON STOCK
   (COST $22,475)                                                        23,065
================================================================================

                                                                          Value
                                                          Shares          (000)
--------------------------------------------------------------------------------
CASH EQUIVALENT--17.6%
--------------------------------------------------------------------------------
BlackRock TempCash Fund
   Institutional Shares,
   2.266%** (1)                                        4,263,937   $      4,264
--------------------------------------------------------------------------------
TOTAL CASH EQUIVALENT
   (COST $4,264)                                                          4,264
================================================================================

--------------------------------------------------------------------------------
TOTAL INVESTMENTS--112.9%
   (COST $26,739)                                                  $     27,329
================================================================================

Percentages are based on Net Assets of $24,208.***

  *   Non-income producing security.

 **   Rate shown is the 7-day effective yield as of September 30, 2008.

***   This number has been rounded to the nearest thousand.

  # Security fully or partially on loan at September 30, 2008. The total value of securities on loan at September 30, 2008 was $3,012,966. Certain of these securities may have been sold prior to period end and are included in receivable for investment securities sold on the Statement of Assets and Liabilities.

(1) The Fund lends securities in its portfolio pursuant to a securities lending agreement ("Lending Agreement") with Morgan Stanley. Unless otherwise agreed, security loans made pursuant to the Lending Agreement are required at all times to be secured by collateral equal to at least 100% of the market value of the securities loaned. Cash collateral received is invested in the BlackRock TempCash Fund, Institutional Shares, a money market fund. All such investments are made at the risk of the Fund. As such, the Fund is liable for investment losses. The Fund receives an annual fee for its participation in the Lending Agreement based on projected lending activity. A partial position of this security was purchased with cash collateral received from securities lending. The total value of such security at September 30, 2008 was $3,238,598.

ADR -- American Depositary Receipt

Cl -- Class

The accompanying notes are an integral part of the financial statements.

                                            TURNER FUNDS 2008 ANNUAL REPORT | 45

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS

TURNER QUANTITATIVE LARGE CAP VALUE FUND
September 30, 2008

                                                                          Value
                                                          Shares          (000)
--------------------------------------------------------------------------------
COMMON STOCK--99.8%+
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--7.6%
--------------------------------------------------------------------------------
Comcast, Cl A                                                400   $          8
Home Depot                                                   300              8
J.C. Penney                                                  130              4
Johnson Controls                                             130              4
Leggett & Platt                                              180              4
Liberty Media - Interactive*                                 290              4
Lowe's                                                       300              7
McDonald's                                                    90              5
Time Warner                                                  490              6
Walt Disney                                                  250              8
                                                                   ------------
Total Consumer discretionary                                                 58
                                                                   ------------

--------------------------------------------------------------------------------
CONSUMER STAPLES--9.5%
--------------------------------------------------------------------------------
Coca-Cola                                                     90              5
Constellation Brands, Cl A*                                  390              8
General Mills                                                 70              5
Kimberly-Clark                                               150             10
Kraft Foods, Cl A                                            150              5
Procter & Gamble                                             320             22
Reynolds American                                            150              7
Walgreen                                                     130              4
Wal-Mart Stores                                              110              7
                                                                   ------------
Total Consumer staples                                                       73
                                                                   ------------

--------------------------------------------------------------------------------
ENERGY--15.9%
--------------------------------------------------------------------------------
Anadarko Petroleum                                            70              3
Apache                                                        60              6
Chevron                                                      290             24
ConocoPhillips                                               200             15
Exxon Mobil                                                  550             43
Marathon Oil                                                 280             11
Pioneer Natural Resources                                     90              5
Spectra Energy                                               420             10
XTO Energy                                                    90              4
                                                                   ------------
Total Energy                                                                121
                                                                   ------------

--------------------------------------------------------------------------------
FINANCIALS--29.0%
--------------------------------------------------------------------------------
Bank of America                                              760             27
Chubb                                                        160              9
Citigroup                                                  1,000             20
Genworth Financial, Cl A                                   1,010              9
Hudson City Bancorp                                          510              9
JPMorgan Chase                                               600             28

                                                                          Value
                                                          Shares          (000)
--------------------------------------------------------------------------------
Marsh & McLennan                                             200   $          6
Merrill Lynch                                                270              7
MetLife                                                      160              9
People's United Financial                                    460              9
PNC Financial Services Group                                  60              4
Rayonier                                                     150              7
Regency Centers                                              170             11
Travelers                                                    120              5
Unum Group                                                   420             11
US Bancorp                                                   350             13
Vornado Realty Trust                                         120             11
Wells Fargo                                                  680             26
                                                                   ------------
Total Financials                                                            221
                                                                   ------------

--------------------------------------------------------------------------------
HEALTH CARE--11.7%
--------------------------------------------------------------------------------
AmerisourceBergen, Cl A                                      200              8
Amgen*                                                       140              8
Boston Scientific*                                           710              9
Bristol-Myers Squibb                                         580             12
Johnson & Johnson                                            190             13
Pfizer                                                       890             16
Thermo Fisher Scientific*                                    170              9
Watson Pharmaceuticals*                                      200              6
Wyeth                                                        220              8
                                                                   ------------
Total Health care                                                            89
                                                                   ------------

--------------------------------------------------------------------------------
INDUSTRIALS--10.7%
--------------------------------------------------------------------------------
FedEx                                                         90              7
General Dynamics                                              90              7
General Electric                                           1,310             33
ITT                                                          180             10
Raytheon                                                     150              8
Southwest Airlines                                           380              6
United Technologies                                          120              7
Waste Management                                             120              4
                                                                   ------------
Total Industrials                                                            82
                                                                   ------------

--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--2.9%
--------------------------------------------------------------------------------
CA                                                           190              4
Cisco Systems*                                               410              9
EMC*                                                         400              5
Intel                                                        220              4
                                                                   ------------
Total Information technology                                                 22
                                                                   ------------

46 | TURNER FUNDS 2008 ANNUAL REPORT

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS

TURNER QUANTITATIVE LARGE CAP VALUE FUND

                                                                          Value
                                                          Shares          (000)
--------------------------------------------------------------------------------
MATERIALS--3.4%
--------------------------------------------------------------------------------
Ball                                                         100   $          4
Dow Chemical                                                 130              4
EI Du Pont de Nemours                                         90              4
Freeport-McMoRan
   Copper & Gold                                              50              3
MeadWestvaco                                                 180              4
Sigma-Aldrich                                                130              7
                                                                   ------------
Total Materials                                                              26
                                                                   ------------

--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--2.6%
--------------------------------------------------------------------------------
AT&T                                                         550             15
Verizon Communications                                       150              5
                                                                   ------------
Total Telecommunication services                                             20
                                                                   ------------

--------------------------------------------------------------------------------
UTILITIES--6.5%
--------------------------------------------------------------------------------
Dominion Resources                                           290             12
Duke Energy                                                  270              5
Integrys Energy Group                                        190              9
MDU Resources Group                                          190              6
Northeast Utilities                                          340              9
Southern                                                     230              9
                                                                   ------------
Total Utilities                                                              50
                                                                   ------------

--------------------------------------------------------------------------------
TOTAL COMMON STOCK
   (COST $768)                                                              762
================================================================================

--------------------------------------------------------------------------------
CASH EQUIVALENT--0.2%
--------------------------------------------------------------------------------
BlackRock TempCash Fund
   Institutional Shares, 2.266%**                          1,359              1
--------------------------------------------------------------------------------
TOTAL CASH EQUIVALENT
   (COST $1)                                                                  1
================================================================================

--------------------------------------------------------------------------------
TOTAL INVESTMENTS--100.0%
   (COST $769)                                                     $        763
================================================================================

Percentages are based on Net Assets of $763.***

  *   Non-income producing security.

 **   Rate shown is the 7-day effective yield as of September 30, 2008.

***   This number has been rounded to the nearest thousand.

  + More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

Cl -- Class

The accompanying notes are an integral part of the financial statements.

                                            TURNER FUNDS 2008 ANNUAL REPORT | 47

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES (000)
September 30, 2008

                                                             Turner          Turner        Turner
                                                          Concentrated    Core Growth   Core Growth
                                                          Growth Fund         Fund      130/30 Fund
----------------------------------------------------------------------------------------------------
Assets:
----------------------------------------------------------------------------------------------------
   Investment securities, at cost                         $     48,287   $    693,773   $     1,138
   Foreign currency, at cost                                        --             --            --
====================================================================================================
   Investment securities, at value                        $     43,894*  $    641,825*  $     1,010
   Foreign currency, at value                                       --             --            --
   Receivable for capital shares sold                               32            953            --
   Receivable for investment securities sold                        --          3,243            32
   Receivable from investment adviser                               --             --            10
   Receivable for dividend income                                   35            693             1
----------------------------------------------------------------------------------------------------
      Total assets                                              43,961        646,714         1,053
====================================================================================================
Liabilities:
   Securities sold short, at proceeds                               --             --           262
====================================================================================================
   Securities sold short, at value                                  --             --           237
   Obligation to return securities lending collateral            1,267         10,818            --
   Payable for capital shares redeemed                              77          1,300            --
   Payable due to shareholder servicing                             20            129            --
   Payable due to investment adviser                                 5            256            --
   Payable due to administrator                                      5             77            --
   Payable due to chief compliance officer                           1             10            --
   Payable for investment securities purchased                      --         13,320            34
   Payable to custodian                                             --             --            --
   Payable due to distributor                                       --             --            --
   Dividends payable on securities sold short (Note 2)              --             --             1
   Other accrued expenses                                            5             29            12
----------------------------------------------------------------------------------------------------
      Total liabilities                                          1,380         25,939           284
----------------------------------------------------------------------------------------------------
         Net assets                                       $     42,581   $    620,775   $       769
====================================================================================================
   *Includes market value of securities on loan           $      1,076   $      8,328   $        --
====================================================================================================
Net assets:
   Portfolio capital of Institutional Class Shares        $         --   $    446,460   $       916
   Portfolio capital of Investor Class Shares                  207,594        347,154             3
   Portfolio capital of Retirement Class Shares                     --             --            --
   Undistributed net investment income/(Distributions
      in excess of net investment income)                           --          1,519            --
   Accumulated net realized gain (loss) on investments,
      securities sold short and foreign currency
      transactions                                            (160,620)      (122,410)          (47)
   Net unrealized appreciation (depreciation) on
      investments and securities sold short                     (4,393)       (51,948)         (103)
   Net unrealized depreciation on foreign currencies
      and translation of other assets and liabilities
      denominated in foreign currencies                             --             --            --
----------------------------------------------------------------------------------------------------
         Net assets                                       $     42,581   $    620,775   $       769
====================================================================================================
Outstanding shares of beneficial interest(1)
   Institutional Class Shares(2)                                    --     34,601,263        91,761
----------------------------------------------------------------------------------------------------
Outstanding shares of beneficial interest(1)
   Investor Class Shares(2)                                  6,705,484     25,206,022           350
----------------------------------------------------------------------------------------------------
Outstanding shares of beneficial interest(1)
   Retirement Class Shares(2)                                       --             --            --
----------------------------------------------------------------------------------------------------
Net Assets -- Institutional Class Shares(2)               $         --   $360,083,127   $   766,575
----------------------------------------------------------------------------------------------------
Net Assets -- Investor Class Shares(2)                    $ 42,581,452   $260,692,300   $     2,923
----------------------------------------------------------------------------------------------------
Net Assets -- Retirement Class Shares(2)                  $         --   $         --   $        --
----------------------------------------------------------------------------------------------------
Net asset value, offering and redemption price per
   share -- Institutional Class Shares                    $         --   $      10.41   $      8.35
----------------------------------------------------------------------------------------------------
Net asset value, offering and redemption price per
   share -- Investor Class Shares                         $       6.35   $      10.34   $      8.36+
----------------------------------------------------------------------------------------------------
Net asset value, offering and redemption price per
   share -- Retirement Class Shares                       $         --   $         --   $        --
====================================================================================================

--------------------------------------------------------------------------------

                                                             Turner         Turner         Turner          Turner
                                                            Emerging       Large Cap       Midcap      New Enterprise
                                                          Growth Fund     Growth Fund   Growth Fund         Fund
----------------------------------------------------------------------------------------------------------------------
Assets:
----------------------------------------------------------------------------------------------------------------------
   Investment securities, at cost                         $    546,415   $     31,790   $  1,245,063   $       37,174
   Foreign currency, at cost                                        --             --             --               --
======================================================================================================================
   Investment securities, at value                        $    593,820*  $     29,926*  $  1,202,585*  $       34,293*
   Foreign currency, at value                                       --             --             --               --
   Receivable for capital shares sold                              167            151          3,428               77
   Receivable for investment securities sold                     1,007            444         23,586              995
   Receivable from investment adviser                               --             --             --                3
   Receivable for dividend income                                  348             31            623                8
----------------------------------------------------------------------------------------------------------------------
      Total assets                                             595,342         30,552      1,230,222           35,376
======================================================================================================================
Liabilities:
   Securities sold short, at proceeds                               --             --             --               --
======================================================================================================================
   Securities sold short, at value                                  --             --             --               --
   Obligation to return securities lending collateral           63,859            324         57,886            1,683
   Payable for capital shares redeemed                           1,266             44          4,293              176
   Payable due to shareholder servicing                            118             --            225                8
   Payable due to investment adviser                               401              6            629               --
   Payable due to administrator                                     66              4            144                4
   Payable due to chief compliance officer                           8             --             18                1
   Payable for investment securities purchased                      --            528         29,107               --
   Payable to custodian                                             --             --             --              738
   Payable due to distributor                                       --             --             16               --
   Dividends payable on securities sold short (Note 2)              --             --             --               --
   Other accrued expenses                                           46              9            124                7
----------------------------------------------------------------------------------------------------------------------
      Total liabilities                                         65,764            915         92,442            2,617
----------------------------------------------------------------------------------------------------------------------
         Net assets                                       $    529,578   $     29,637   $  1,137,780   $       32,759
======================================================================================================================
   *Includes market value of securities on loan           $     58,056   $        275   $     48,880   $        1,355
======================================================================================================================
Net assets:
   Portfolio capital of Institutional Class Shares        $         --   $     51,953   $    161,439   $           --
   Portfolio capital of Investor Class Shares                  470,183            884      1,306,538           59,332
   Portfolio capital of Retirement Class Shares                     --             --          6,163               --
   Undistributed net investment income/(Distributions
      in excess of net investment income)                         (206)            35             --               --
   Accumulated net realized gain (loss) on investments,
      securities sold short and foreign currency
      transactions                                              12,196        (21,371)      (293,882)         (23,692)
   Net unrealized appreciation (depreciation) on
      investments and securities sold short                     47,405         (1,864)       (42,478)          (2,881)
   Net unrealized depreciation on foreign currencies
      and translation of other assets and liabilities
      denominated in foreign currencies                             --             --             --               --
----------------------------------------------------------------------------------------------------------------------
         Net assets                                       $    529,578   $     29,637   $  1,137,780   $       32,759
======================================================================================================================
Outstanding shares of beneficial interest(1)
   Institutional Class Shares(2)                                    --      6,311,718      5,246,070               --
----------------------------------------------------------------------------------------------------------------------
Outstanding shares of beneficial interest(1)
   Investor Class Shares(2)                                 11,408,893        144,731     37,988,592        5,851,940
----------------------------------------------------------------------------------------------------------------------
Outstanding shares of beneficial interest(1)
   Retirement Class Shares(2)                                       --             --        227,703               --
----------------------------------------------------------------------------------------------------------------------
Net Assets -- Institutional Class Shares(2)               $         --   $ 28,975,064   $137,450,901   $           --
----------------------------------------------------------------------------------------------------------------------
Net Assets -- Investor Class Shares(2)                    $529,578,248   $    661,503   $994,544,987   $   32,759,490
----------------------------------------------------------------------------------------------------------------------
Net Assets -- Retirement Class Shares(2)                  $         --   $         --   $  5,784,393   $           --
----------------------------------------------------------------------------------------------------------------------
Net asset value, offering and redemption price per
   share -- Institutional Class Shares                    $         --   $       4.59   $      26.20   $           --
----------------------------------------------------------------------------------------------------------------------
Net asset value, offering and redemption price per
   share -- Investor Class Shares                         $      46.42   $       4.57   $      26.18   $         5.60
----------------------------------------------------------------------------------------------------------------------
Net asset value, offering and redemption price per
   share -- Retirement Class Shares                       $         --   $         --   $      25.40   $           --
======================================================================================================================

                                                            Turner            Turner           Turner
                                                           Small Cap       International       Midcap
                                                          Growth Fund    Core Growth Fund   Equity Fund
--------------------------------------------------------------------------------------------------------
Assets:
--------------------------------------------------------------------------------------------------------
   Investment securities, at cost                         $    276,249   $          3,927   $       537
   Foreign currency, at cost                                        --                  8            --
========================================================================================================
   Investment securities, at value                        $    281,845*  $          3,352   $       511
   Foreign currency, at value                                       --                  8            --
   Receivable for capital shares sold                              435                 --            --
   Receivable for investment securities sold                     7,704                 60            14
   Receivable from investment adviser                               --                 --             8
   Receivable for dividend income                                  113                 10            --
--------------------------------------------------------------------------------------------------------
      Total assets                                             290,097              3,430           533
========================================================================================================
Liabilities:
   Securities sold short, at proceeds                               --                 --            --
========================================================================================================
   Securities sold short, at value                                  --                 --            --
   Obligation to return securities lending collateral           36,089                 --            --
   Payable for capital shares redeemed                             208                 --            --
   Payable due to shareholder servicing                             67                 --            --
   Payable due to investment adviser                               150                  5            --
   Payable due to administrator                                     31                 --            --
   Payable due to chief compliance officer                           4                 --            --
   Payable for investment securities purchased                   4,092                 79            12
   Payable to custodian                                             --                 --            --
   Payable due to distributor                                       --                 --            --
   Dividends payable on securities sold short (Note 2)              --                 --            --
   Other accrued expenses                                           22                 11             7
--------------------------------------------------------------------------------------------------------
      Total liabilities                                         40,663                 95            19
--------------------------------------------------------------------------------------------------------
         Net assets                                       $    249,434   $          3,335   $       514
========================================================================================================
   *Includes market value of securities on loan           $     33,164   $             --   $        --
========================================================================================================
Net assets:
   Portfolio capital of Institutional Class Shares        $         --   $          4,474   $       100
   Portfolio capital of Investor Class Shares                  310,641                 --           572
   Portfolio capital of Retirement Class Shares                     --                 --            --
   Undistributed net investment income/(Distributions
      in excess of net investment income)                           --                 16            --
   Accumulated net realized gain (loss) on investments,
      securities sold short and foreign currency
      transactions                                             (66,803)              (579)         (132)
   Net unrealized appreciation (depreciation) on
      investments and securities sold short                      5,596               (575)          (26)
   Net unrealized depreciation on foreign currencies
      and translation of other assets and liabilities
      denominated in foreign currencies                             --                 (1)           --
--------------------------------------------------------------------------------------------------------
         Net assets                                       $    249,434   $          3,335   $       514
========================================================================================================
Outstanding shares of beneficial interest(1)
   Institutional Class Shares(2)                                    --            400,072        10,788
--------------------------------------------------------------------------------------------------------
Outstanding shares of beneficial interest(1)
   Investor Class Shares(2)                                  9,429,470                 --        54,982
--------------------------------------------------------------------------------------------------------
Outstanding shares of beneficial interest(1)
   Retirement Class Shares(2)                                       --                 --            --
--------------------------------------------------------------------------------------------------------
Net Assets -- Institutional Class Shares(2)               $         --   $      3,334,608   $    85,144
--------------------------------------------------------------------------------------------------------
Net Assets -- Investor Class Shares(2)                    $249,434,175   $             --   $   428,736
--------------------------------------------------------------------------------------------------------
Net Assets -- Retirement Class Shares(2)                  $         --   $             --   $        --
--------------------------------------------------------------------------------------------------------
Net asset value, offering and redemption price per
   share -- Institutional Class Shares                    $         --   $           8.34   $      7.89
--------------------------------------------------------------------------------------------------------
Net asset value, offering and redemption price per
   share -- Investor Class Shares                         $      26.45   $             --   $      7.80
--------------------------------------------------------------------------------------------------------
Net asset value, offering and redemption price per
   share -- Retirement Class Shares                       $         --   $             --   $        --
========================================================================================================

(1)   Unlimited authorization -- par value $0.00001.

(2)   Shares and Net Assets have not been rounded.

+ Difference in net asset value recalculation and net asset value stated is caused by rounding differences.

Amounts designated as "--" are either not applicable, $0, have been rounded to $0 or are zero shares.

The accompanying notes are an integral part of the financial statements.


                                      TURNER FUNDS 2008 ANNUAL REPORT | 48 & 49

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES (000)

September 30, 2008

                                                                         Turner             Turner             Turner
                                                                   Quantitative Broad     Small Cap      Quantitative Large
                                                                   Market Equity Fund    Equity Fund       Cap Value Fund
----------------------------------------------------------------------------------------------------------------------------
Assets:
----------------------------------------------------------------------------------------------------------------------------
   Investment securities, at cost                                  $              579    $    26,739     $              769
============================================================================================================================
   Investment securities, at value                                 $              543    $    27,329*    $              763
   Receivable for capital shares sold                                              --              6                     --
   Receivable for investment securities sold                                       --            595                      1
   Receivable from investment adviser                                              12             --                      1
   Receivable for dividend income                                                   1             24                      1
----------------------------------------------------------------------------------------------------------------------------
      Total assets                                                                556         27,954                    766
============================================================================================================================
Liabilities:
   Obligation to return securities lending collateral                              --          3,239                     --
   Payable for investment securities purchased                                     --            453                     --
   Payable due to investment adviser                                               --             12                     --
   Payable due to shareholder servicing                                            --             11                     --
   Payable for capital shares redeemed                                             --             10                     --
   Payable due to administrator                                                    --              4                     --
   Payable due to chief compliance officer                                         --              1                     --
   Other accrued expenses                                                          12             16                      3
----------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                                            12          3,746                      3
----------------------------------------------------------------------------------------------------------------------------
         Net assets                                                $              544    $    24,208     $              763
============================================================================================================================
   *Includes market value of securities on loan                    $               --    $     3,013     $               --
============================================================================================================================
Net assets:
   Portfolio capital of Institutional Class Shares                 $              612    $        --     $              895
   Portfolio capital of Investor Class Shares                                       3         28,998                     --
   Undistributed net investment income                                              2             --                     11
   Accumulated net realized loss on investments                                   (37)        (5,380)                  (137)
   Net unrealized appreciation (depreciation) on investments                      (36)           590                     (6)
----------------------------------------------------------------------------------------------------------------------------
         Net assets                                                $              544    $    24,208     $              763
============================================================================================================================
Outstanding shares of beneficial interest(1)
   Institutional Class Shares(2)                                               62,125             --                 85,081
----------------------------------------------------------------------------------------------------------------------------
Outstanding shares of beneficial interest(1)
   Investor Class Shares(2)                                                       260      2,100,103                     --
----------------------------------------------------------------------------------------------------------------------------
Net Assets -- Institutional Class Shares(2)                        $          542,086    $        --     $          762,929
----------------------------------------------------------------------------------------------------------------------------
Net Assets -- Investor Class Shares(2)                             $            2,267    $24,207,531     $               --
----------------------------------------------------------------------------------------------------------------------------
Net asset value, offering and redemption
   price per share -- Institutional Class Shares                   $             8.73    $        --     $             8.97
----------------------------------------------------------------------------------------------------------------------------
Net asset value, offering and redemption
   price per share -- Investor Class Shares                        $             8.72    $     11.53     $               --
============================================================================================================================

(1)   Unlimited authorization -- par value $0.00001.

(2)   Shares and Net Assets have not been rounded.

Amounts designated as "--" are either not applicable, $0, have been rounded to $0 or are zero shares.

The accompanying notes are an integral part of the financial statements.

50 | TURNER FUNDS 2008 ANNUAL REPORT

-------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS (000)

                                                                   Turner          Turner           Turner
                                                                Concentrated    Core Growth      Core Growth
                                                                 Growth Fund        Fund         130/30 Fund
                                                                -----------------------------------------------
                                                                 year ended      year ended    7/31/08(3) thru
                                                                   9/30/08        9/30/08          9/30/08
---------------------------------------------------------------------------------------------------------------
Investment Income:
   Dividend                                                     $        362    $     6,391    $             2
   Securities lending                                                     18            176                 --
   Foreign taxes withheld                                                 --           (109)                --
---------------------------------------------------------------------------------------------------------------
      Total Investment income                                            380          6,458                  2
---------------------------------------------------------------------------------------------------------------
Expenses:
   Investment advisory fees                                              695          3,734                  1
   Shareholder service fees(1)                                           136            576                 --
   Administrator fees                                                     76            817                 --
   Chief Compliance Officer fees                                           4             35                 --
   Transfer agent fees                                                    50            166                 14
   Custodian fees                                                         35            126                  2
   Registration fees                                                      15             60                 --
   Professional fees                                                      13            150                 --
   Printing fees                                                           6            109                 --
   Trustees' fees                                                          4             41                 --
   Dividend expense on short positions                                    --             --                  2
   Insurance and other fees                                                6             42                 --
---------------------------------------------------------------------------------------------------------------
      Total expenses                                                   1,040          5,856                 19
   Less:
         Investment advisory fee waiver                                 (198)        (1,246)                (1)
         Fees paid indirectly(2)                                         (10)            (2)                --
         Reimbursements of other operating expenses                       --             --                (15)
---------------------------------------------------------------------------------------------------------------
      Net expenses                                                       832          4,608                  3
---------------------------------------------------------------------------------------------------------------
      Net investment income (loss)                                      (452)         1,850                 (1)
---------------------------------------------------------------------------------------------------------------
   Net realized loss from securities sold                            (11,806)      (118,054)               (42)
   Net realized loss from securities sold short                           --             --                 (5)
   Net change in unrealized depreciation on investments              (13,283)      (100,153)              (128)
   Net change in unrealized appreciation on securities
      sold short                                                          --             --                 25
---------------------------------------------------------------------------------------------------------------
   Net realized and unrealized loss on investments and
      securities sold short                                          (25,089)      (218,207)              (150)
---------------------------------------------------------------------------------------------------------------
   Net decrease in net assets resulting from operations         $    (25,541)   $  (216,357)   $          (151)
===============================================================================================================

(1)   Attributable to Investor Class Shares only.

(2)   See Note 4 in Notes to Financial Statements.

(3)   Commencement of operations.

Amounts designated as "--" are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

                                            TURNER FUNDS 2008 ANNUAL REPORT | 51

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS (000)

                                                                                               Turner       Turner        Turner
                                                                                              Emerging     Large Cap      Midcap
                                                                                            Growth Fund   Growth Fund   Growth Fund
                                                                                            ----------------------------------------
                                                                                             year ended   year ended    year ended
                                                                                              9/30/08       9/30/08       9/30/08
------------------------------------------------------------------------------------------------------------------------------------
Investment Income:
   Dividend                                                                                 $     3,662   $       353   $     9,012
   Securities lending                                                                               864             5         1,009
   Foreign taxes withheld                                                                           (19)           (8)          (43)
------------------------------------------------------------------------------------------------------------------------------------
      Total Investment income                                                                     4,507           350         9,978
------------------------------------------------------------------------------------------------------------------------------------
Expenses:
   Investment advisory fees                                                                       6,041           233        10,051
   Shareholder service fees(1)                                                                    1,510             1         3,264
   Shareholder service fees(2)                                                                       --            --            16
   Distribution fees(2)                                                                              --            --            16
   Administrator fees                                                                               845            54         1,874
   Chief Compliance Officer fees                                                                     29             3            71
   Transfer agent fees                                                                               94            58           443
   Custodian fees                                                                                    89            32           136
   Registration fees                                                                                 56            20           108
   Professional fees                                                                                152             9           334
   Printing fees                                                                                     66             6           154
   Trustees' fees                                                                                    45             3            99
   Insurance and other fees                                                                          65             4           139
------------------------------------------------------------------------------------------------------------------------------------
      Total expenses                                                                              8,992           423        16,705
   Less:
         Investment advisory fee waiver                                                            (516)         (154)         (914)
         Fees paid indirectly(3)                                                                    (11)           (1)          (36)
         Reimbursements of other operating expenses                                                  --            --            --
------------------------------------------------------------------------------------------------------------------------------------
      Net expenses                                                                                8,465           268        15,755
------------------------------------------------------------------------------------------------------------------------------------
      Net investment income (loss)                                                               (3,958)           82        (5,777)
------------------------------------------------------------------------------------------------------------------------------------
   Net realized gain (loss) from securities sold                                                 33,323        (5,825)       (9,460)
   Net realized loss on foreign currency transactions                                                --            --            --
   Net change in unrealized depreciation on investments                                        (132,601)       (8,429)     (385,739)
   Net change in unrealized depreciation on foreign currencies and translation of other
      assets and liabilities denominated in foreign currencies                                       --            --            --
------------------------------------------------------------------------------------------------------------------------------------
   Net realized and unrealized loss on investments and foreign currencies                       (99,278)      (14,254)     (395,199)
------------------------------------------------------------------------------------------------------------------------------------
   Net decrease in net assets resulting from operations                                     $  (103,236)  $   (14,172)  $  (400,976)
====================================================================================================================================

--------------------------------------------------------------------------------

                                                                                                           Turner
                                                                             Turner          Turner     International     Turner
                                                                         New Enterprise    Small Cap     Core Growth      Midcap
                                                                              Fund        Growth Fund       Fund        Equity Fund
                                                                         -----------------------------------------------------------
                                                                           year ended      year ended    year ended     year ended
                                                                            9/30/08         9/30/08        9/30/08        9/30/08
------------------------------------------------------------------------------------------------------------------------------------
Investment Income:
   Dividend                                                              $          373   $     1,342   $         100   $         5
   Securities lending                                                                41           865              --            --
   Foreign taxes withheld                                                            (1)          (40)             (9)           --
------------------------------------------------------------------------------------------------------------------------------------
      Total Investment income                                                       413         2,167              91             5
------------------------------------------------------------------------------------------------------------------------------------
Expenses:
   Investment advisory fees                                                         834         2,869              35             4
   Shareholder service fees(1)                                                      164           717              --             1
   Shareholder service fees(2)                                                       --            --              --            --
   Distribution fees(2)                                                              --            --              --            --
   Administrator fees                                                                92           401               6             1
   Chief Compliance Officer fees                                                      4            15              --            --
   Transfer agent fees                                                               63            65              27            54
   Custodian fees                                                                    28            77              43            14
   Registration fees                                                                 26            29               7            19
   Professional fees                                                                 15            72               1            --
   Printing fees                                                                      9            29               1            --
   Trustees' fees                                                                     4            22              --            --
   Insurance and other fees                                                           5            33               6             2
------------------------------------------------------------------------------------------------------------------------------------
      Total expenses                                                              1,244         4,329             126            95
   Less:
         Investment advisory fee waiver                                            (232)         (730)            (35)           (4)
         Fees paid indirectly(3)                                                    (16)          (16)             --            --
         Reimbursements of other operating expenses                                  --            --             (45)          (85)
------------------------------------------------------------------------------------------------------------------------------------
      Net expenses                                                                  996         3,583              46             6
------------------------------------------------------------------------------------------------------------------------------------
      Net investment income (loss)                                                 (583)       (1,416)             45            (1)
------------------------------------------------------------------------------------------------------------------------------------
   Net realized gain (loss) from securities sold                                (13,706)      (13,030)           (517)         (111)
   Net realized loss on foreign currency transactions                                --            --             (28)           --
   Net change in unrealized depreciation on investments                         (13,004)      (47,793)           (979)          (52)
   Net change in unrealized depreciation on foreign currencies and translation of other assets and liabilities denominated in
      foreign currencies                                                             --            --              (1)           --
------------------------------------------------------------------------------------------------------------------------------------
   Net realized and unrealized loss on investments and foreign
      currencies                                                                (26,710)      (60,823)         (1,525)         (163)
------------------------------------------------------------------------------------------------------------------------------------
   Net decrease in net assets resulting from operations                  $      (27,293)  $   (62,239)  $      (1,480)  $      (164)
====================================================================================================================================

                                                                                           Turner                        Turner
                                                                                        Quantitative        Turner     Quantitative
                                                                                        Broad Market      Small Cap     Large Cap
                                                                                         Equity Fund     Equity Fund    Value Fund
                                                                                       ---------------------------------------------
                                                                                       6/30/08(4) thru    year ended    year ended
                                                                                           9/30/08         9/30/08       9/30/08
------------------------------------------------------------------------------------------------------------------------------------
Investment Income:
   Dividend                                                                            $             3   $       311   $         19
   Securities lending                                                                               --           130             --
   Foreign taxes withheld                                                                           --            --             --
------------------------------------------------------------------------------------------------------------------------------------
      Total Investment income                                                                        3           441             19
------------------------------------------------------------------------------------------------------------------------------------
Expenses:
   Investment advisory fees                                                                          1           432              5
   Shareholder service fees(1)                                                                      --           114             --
   Shareholder service fees(2)                                                                      --            --             --
   Distribution fees(2)                                                                             --            --             --
   Administrator fees                                                                               --            64              1
   Chief Compliance Officer fees                                                                    --             3             --
   Transfer agent fees                                                                              18            31             27
   Custodian fees                                                                                    2            49              6
   Registration fees                                                                                --            17             11
   Professional fees                                                                                --            11             --
   Printing fees                                                                                    --             3             --
   Trustees' fees                                                                                   --             4             --
   Insurance and other fees                                                                          2             8              1
------------------------------------------------------------------------------------------------------------------------------------
      Total expenses                                                                                23           736             51
   Less:
         Investment advisory fee waiver                                                             (1)          (74)            (5)
         Fees paid indirectly(3)                                                                    --            (2)            --
         Reimbursements of other operating expenses                                                (21)           --            (41)
------------------------------------------------------------------------------------------------------------------------------------
      Net expenses                                                                                   1           660              5
------------------------------------------------------------------------------------------------------------------------------------
      Net investment income (loss)                                                                   2          (219)            14
------------------------------------------------------------------------------------------------------------------------------------
   Net realized gain (loss) from securities sold                                                   (37)       (4,329)          (108)
   Net realized loss on foreign currency transactions                                               --            --             --
   Net change in unrealized depreciation on investments                                            (36)       (4,794)           (80)
   Net change in unrealized depreciation on foreign currencies and translation of
      other assets and liabilities denominated in foreign currencies                                --            --             --
------------------------------------------------------------------------------------------------------------------------------------
   Net realized and unrealized loss on investments and foreign currencies                          (73)       (9,123)          (188)
------------------------------------------------------------------------------------------------------------------------------------
   Net decrease in net assets resulting from operations                                $           (71)  $    (9,342)  $       (174)
====================================================================================================================================


(1)   Attributable to Investor Class Shares only.

(2)   Attributable to Retirement Class Shares only.

(3)   See Note 4 in Notes to Financial Statements.

(4)   Commencement of operations.

Amounts designated as "--" are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


                                      TURNER FUNDS 2008 ANNUAL REPORT | 52 & 53

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS (000)

                                                                                   Turner Concentrated           Turner Core
                                                                                       Growth Fund               Growth Fund
                                                                                 ---------------------------------------------------
                                                                                 year ended   year ended   year ended   year ended
                                                                                   9/30/08      9/30/07      9/30/08     9/30/07
------------------------------------------------------------------------------------------------------------------------------------
Investment activities:
   Net investment income (loss)                                                  $     (452)  $     (209)  $    1,850   $      646
   Net realized gain (loss) from securities sold and securities sold short          (11,806)       7,682     (118,054)      (1,620)
   Net change in unrealized appreciation (depreciation) on investments
      and securities sold short                                                     (13,283)       3,552     (100,153)      39,771
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets resulting from operations               (25,541)      11,025     (216,357)      38,797
------------------------------------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
   Net investment income
      Institutional Class Shares                                                         --           --         (612)        (444)
      Investor Class Shares                                                              --           --         (273)         (52)
      Retirement Class Shares                                                            --           --           --           --
   Realized capital gains
      Institutional Class Shares                                                         --           --           --           --
      Investor Class Shares                                                              --           --           --           --
      Retirement Class Shares                                                            --           --           --           --
------------------------------------------------------------------------------------------------------------------------------------
         Total dividends and distributions                                               --           --         (885)        (496)
------------------------------------------------------------------------------------------------------------------------------------
Capital share transactions:
Institutional Class Shares
   Proceeds from shares issued                                                           --           --      315,619      147,804
   Proceeds from shares issued in lieu of cash distributions                             --           --          503          444
   Cost of shares redeemed                                                               --           --      (69,452)     (14,649)
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from Institutional Class Shares transactions                  --           --      246,670      133,599
------------------------------------------------------------------------------------------------------------------------------------
Investor Class Shares
   Proceeds from shares issued                                                       53,335       30,295      377,978       13,619
   Proceeds from shares issued in lieu of cash distributions                             --           --          271           52
   Cost of shares redeemed                                                          (46,614)     (18,099)     (62,221)      (5,605)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Investor Class Shares transactions         6,721       12,196      316,028        8,066
------------------------------------------------------------------------------------------------------------------------------------
Retirement Class Shares
   Proceeds from shares issued                                                           --           --           --           --
   Proceeds from shares issued in lieu of cash distributions                             --           --           --           --
   Cost of shares redeemed                                                               --           --           --           --
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from Retirement Class Shares transactions                     --           --           --           --
------------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets from capital share transactions              6,721       12,196      562,698      141,665
------------------------------------------------------------------------------------------------------------------------------------
      Total increase (decrease) in net assets                                       (18,820)      23,221      345,456      179,966
------------------------------------------------------------------------------------------------------------------------------------
Net assets:
   Beginning of period                                                               61,401       38,180      275,319       95,353
------------------------------------------------------------------------------------------------------------------------------------
   End of period                                                                 $   42,581   $   61,401   $  620,775   $  275,319
====================================================================================================================================
Undistributed net investment income
   (Distributions in excess of net investment income)                            $       --   $        6   $    1,519   $      530
====================================================================================================================================
Shares issued and redeemed:
Institutional Class Shares
   Issued                                                                                --           --       23,511       11,444
   Issued in lieu of cash distributions                                                  --           --           33           36
   Redeemed                                                                              --           --       (5,465)      (1,132)
------------------------------------------------------------------------------------------------------------------------------------
Net increase in Institutional Class Shares                                               --           --       18,079       10,348
------------------------------------------------------------------------------------------------------------------------------------
Investor Class Shares
   Issued                                                                             5,908        3,178       27,457        1,038
   Issued in lieu of cash distributions                                                  --           --           18            4
   Redeemed                                                                          (5,270)      (2,136)      (4,889)        (439)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Investor Class Shares                                        638        1,042       22,586          603
------------------------------------------------------------------------------------------------------------------------------------
Retirement Class Shares
   Issued                                                                                --           --           --           --
   Issued in lieu of cash distributions                                                  --           --           --           --
   Redeemed                                                                              --           --           --           --
------------------------------------------------------------------------------------------------------------------------------------
Net increase in Retirement Class Shares                                                  --           --           --           --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in share transactions                                           638        1,042       40,665       10,951
====================================================================================================================================

--------------------------------------------------------------------------------

                                                                                          Turner Core          Turner Emerging
                                                                                      Growth 130/30 Fund         Growth Fund
                                                                                      ----------------------------------------------
                                                                                        7/31/08(1) thru    year ended   year ended
                                                                                            9/30/08          9/30/08     9/30/07
------------------------------------------------------------------------------------------------------------------------------------
Investment activities:
   Net investment income (loss)                                                             $   (1)        $   (3,958)  $   (3,011)
   Net realized gain (loss) from securities sold and securities sold short                     (47)            33,323       71,394
   Net change in unrealized appreciation (depreciation) on investments
      and securities sold short                                                               (103)          (132,601)      65,475
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets resulting from operations                         (151)          (103,236)     133,858
------------------------------------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
   Net investment income
      Institutional Class Shares                                                                --                 --           --
      Investor Class Shares                                                                     --             (2,912)          --
      Retirement Class Shares                                                                   --                 --           --
   Realized capital gains
      Institutional Class Shares                                                                --                 --           --
      Investor Class Shares                                                                     --            (84,525)     (50,964)
      Retirement Class Shares                                                                   --                 --           --
------------------------------------------------------------------------------------------------------------------------------------
         Total dividends and distributions                                                      --            (87,437)     (50,964)
------------------------------------------------------------------------------------------------------------------------------------
Capital share transactions:
Institutional Class Shares
   Proceeds from shares issued                                                                 917                 --           --
   Proceeds from shares issued in lieu of cash distributions                                    --                 --           --
   Cost of shares redeemed                                                                      --                 --           --
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from Institutional Class Shares transactions                        917                 --           --
------------------------------------------------------------------------------------------------------------------------------------
Investor Class Shares
   Proceeds from shares issued                                                                   3             97,413       84,795
   Proceeds from shares issued in lieu of cash distributions                                    --             86,908       50,559
   Cost of shares redeemed                                                                      --           (102,107)    (145,438)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Investor Class Shares transactions                    3             82,214      (10,084)
------------------------------------------------------------------------------------------------------------------------------------
Retirement Class Shares
   Proceeds from shares issued                                                                  --                 --           --
   Proceeds from shares issued in lieu of cash distributions                                    --                 --           --
   Cost of shares redeemed                                                                      --                 --           --
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from Retirement Class Shares transactions                            --                 --           --
------------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets from capital share transactions                       920             82,214      (10,084)
------------------------------------------------------------------------------------------------------------------------------------
      Total increase (decrease) in net assets                                                  769           (108,459)      72,810
------------------------------------------------------------------------------------------------------------------------------------
Net assets:
   Beginning of period                                                                          --            638,037      565,227
------------------------------------------------------------------------------------------------------------------------------------
   End of period                                                                            $  769         $  529,578   $  638,037
====================================================================================================================================
Undistributed net investment income
   (Distributions in excess of net investment income)                                       $   --         $     (206)  $    3,186
====================================================================================================================================
Shares issued and redeemed:
Institutional Class Shares
   Issued                                                                                       92                 --           --
   Issued in lieu of cash distributions                                                         --                 --           --
   Redeemed                                                                                     --                 --           --
------------------------------------------------------------------------------------------------------------------------------------
Net increase in Institutional Class Shares                                                      92                 --           --
------------------------------------------------------------------------------------------------------------------------------------
Investor Class Shares
   Issued                                                                                       --              1,807        1,420
   Issued in lieu of cash distributions                                                         --              1,563          898
   Redeemed                                                                                     --             (1,920)      (2,458)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Investor Class Shares                                                --              1,450         (140)
------------------------------------------------------------------------------------------------------------------------------------
Retirement Class Shares
   Issued                                                                                       --                 --           --
   Issued in lieu of cash distributions                                                         --                 --           --
   Redeemed                                                                                     --                 --           --
------------------------------------------------------------------------------------------------------------------------------------
Net increase in Retirement Class Shares                                                         --                 --           --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in share transactions                                                   92              1,450         (140)
====================================================================================================================================

                                                                                     Turner Large Cap           Turner Midcap
                                                                                       Growth Fund               Growth Fund
                                                                                 ---------------------------------------------------
                                                                                 year ended   year ended   year ended   year ended
                                                                                   9/30/08      9/30/07      9/30/08      9/30/07
------------------------------------------------------------------------------------------------------------------------------------
Investment activities:
   Net investment income (loss)                                                  $       82   $       54   $   (5,777)  $   (7,435)
   Net realized gain (loss) from securities sold and securities sold short           (5,825)         755       (9,460)     133,836
   Net change in unrealized appreciation (depreciation) on investments
      and securities sold short                                                      (8,429)       4,190     (385,739)     178,581
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets resulting from operations               (14,172)       4,999     (400,976)     304,982
------------------------------------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
   Net investment income
      Institutional Class Shares                                                        (89)         (66)          --           --
      Investor Class Shares                                                              --           --           --           --
      Retirement Class Shares                                                            --           --           --           --
   Realized capital gains
      Institutional Class Shares                                                         --           --           --           --
      Investor Class Shares                                                              --           --           --           --
      Retirement Class Shares                                                            --           --           --           --
------------------------------------------------------------------------------------------------------------------------------------
         Total dividends and distributions                                              (89)         (66)          --           --
------------------------------------------------------------------------------------------------------------------------------------
Capital share transactions:
Institutional Class Shares
   Proceeds from shares issued                                                       18,638       19,850      165,302           --
   Proceeds from shares issued in lieu of cash distributions                             75           54           --           --
   Cost of shares redeemed                                                          (13,516)      (6,530)      (3,189)          --
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from Institutional Class Shares transactions               5,197       13,374      162,113           --
------------------------------------------------------------------------------------------------------------------------------------
Investor Class Shares
   Proceeds from shares issued                                                          931           86      473,324      327,209
   Proceeds from shares issued in lieu of cash distributions                             --           --           --           --
   Cost of shares redeemed                                                             (131)          (2)    (444,668)    (404,010)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Investor Class Shares transactions           800           84       28,656      (76,801)
------------------------------------------------------------------------------------------------------------------------------------
Retirement Class Shares
   Proceeds from shares issued                                                           --           --        3,515        4,134
   Proceeds from shares issued in lieu of cash distributions                             --           --           --           --
   Cost of shares redeemed                                                               --           --       (1,912)      (1,576)
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from Retirement Class Shares transactions                     --           --        1,603        2,558
------------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets from capital share transactions              5,997       13,458      192,372      (74,243)
------------------------------------------------------------------------------------------------------------------------------------
      Total increase (decrease) in net assets                                        (8,264)      18,391     (208,604)     230,739
------------------------------------------------------------------------------------------------------------------------------------
Net assets:
   Beginning of period                                                               37,901       19,510    1,346,384    1,115,645
------------------------------------------------------------------------------------------------------------------------------------
   End of period                                                                 $   29,637   $   37,901   $1,137,780   $1,346,384
====================================================================================================================================
Undistributed net investment income
   (Distributions in excess of net investment income)                            $       35   $       42   $       --   $      201
====================================================================================================================================
Shares issued and redeemed:
Institutional Class Shares
   Issued                                                                             2,996        3,159        5,354           --
   Issued in lieu of cash distributions                                                  11            9           --           --
   Redeemed                                                                          (2,270)      (1,089)        (108)          --
------------------------------------------------------------------------------------------------------------------------------------
Net increase in Institutional Class Shares                                              737        2,079        5,246           --
------------------------------------------------------------------------------------------------------------------------------------
Investor Class Shares
   Issued                                                                               156           13       14,256       10,387
   Issued in lieu of cash distributions                                                  --           --           --           --
   Redeemed                                                                             (24)          --      (13,798)     (13,149)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Investor Class Shares                                        132           13          458       (2,762)
------------------------------------------------------------------------------------------------------------------------------------
Retirement Class Shares
   Issued                                                                                --           --          110          140
   Issued in lieu of cash distributions                                                  --           --           --           --
   Redeemed                                                                              --           --          (61)         (52)
------------------------------------------------------------------------------------------------------------------------------------
Net increase in Retirement Class Shares                                                  --           --           49           88
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in share transactions                                           869        2,092        5,753       (2,674)
====================================================================================================================================

(1)   Commencement of Operations.

Amounts designated as "--" are either not applicable, $0, have been rounded to $0 or are zero shares.

The accompanying notes are an integral part of the financial statements.

                                      TURNER FUNDS 2008 ANNUAL REPORT | 54 & 55

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS (000)

                                                                                                                 Turner New
                                                                                                               Enterprise Fund
                                                                                                          ------------------------
                                                                                                          year ended    year ended
                                                                                                            9/30/08       9/30/07
-----------------------------------------------------------------------------------------------------------------------------------
Investment activities:
   Net investment income (loss)                                                                           $     (583)   $     (248)
   Net realized gain (loss) from securities sold                                                             (13,706)        3,615
   Net realized loss on foreign currency transactions                                                             --            --
   Net change in unrealized appreciation (depreciation) on investments                                       (13,004)        5,954
   Net change in unrealized depreciation on foreign currencies and translation of
      other assets and liabilities denominated in foreign currencies                                              --            --
-----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets resulting from operations                                        (27,293)        9,321
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
   Net investment income
      Institutional Class Shares                                                                                  --            --
      Investor Class Shares                                                                                       --            --
   Realized capital gains
      Institutional Class Shares                                                                                  --            --
      Investor Class Shares                                                                                       --            --
-----------------------------------------------------------------------------------------------------------------------------------
         Total dividends and distributions                                                                        --            --
-----------------------------------------------------------------------------------------------------------------------------------
Capital share transactions:
Institutional Class Shares
   Proceeds from shares issued                                                                                    --            --
   Proceeds from shares issued in lieu of cash distributions                                                      --            --
   Cost of shares redeemed                                                                                        --            --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from Institutional Class Shares transactions                                           --            --
-----------------------------------------------------------------------------------------------------------------------------------
Investor Class Shares
   Proceeds from shares issued                                                                                59,670        50,438
   Proceeds from shares issued in lieu of cash distributions                                                      --            --
   Cost of shares redeemed                                                                                   (69,763)      (13,654)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Investor Class Shares transactions                                (10,093)       36,784
-----------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets from capital share transactions                                     (10,093)       36,784
-----------------------------------------------------------------------------------------------------------------------------------
      Total increase (decrease) in net assets                                                                (37,386)       46,105
-----------------------------------------------------------------------------------------------------------------------------------
Net assets:
   Beginning of period                                                                                        70,145        24,040
-----------------------------------------------------------------------------------------------------------------------------------
   End of period                                                                                          $   32,759    $   70,145
===================================================================================================================================
Undistributed net investment income                                                                       $       --    $       28
===================================================================================================================================
Shares issued and redeemed:
Institutional Class Shares
   Issued                                                                                                         --            --
   Issued in lieu of cash distributions                                                                           --            --
   Redeemed                                                                                                       --            --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase in Institutional Class Shares                                                                        --            --
-----------------------------------------------------------------------------------------------------------------------------------
Investor Class Shares
   Issued                                                                                                      7,008         6,123
   Issued in lieu of cash distributions                                                                           --            --
   Redeemed                                                                                                   (9,203)       (1,917)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Investor Class Shares                                                              (2,195)        4,206
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in share transactions                                                                 (2,195)        4,206
===================================================================================================================================

--------------------------------------------------------------------------------

                                                                                Turner Small Cap          Turner International
                                                                                  Growth Fund               Core Growth Fund
                                                                            -------------------------------------------------------
                                                                            year ended   year ended   year ended   1/31/07(1) thru
                                                                              9/30/08      9/30/07      9/30/08        9/30/07
-----------------------------------------------------------------------------------------------------------------------------------
Investment activities:
   Net investment income (loss)                                             $   (1,416)  $   (1,930)  $       45   $            11
   Net realized gain (loss) from securities sold                               (13,030)      38,846         (517)              (34)
   Net realized loss on foreign currency transactions                               --           --          (28)               (7)
   Net change in unrealized appreciation (depreciation) on investments         (47,793)      28,720         (979)              404
   Net change in unrealized depreciation on foreign currencies and translation of other assets and liabilities denominated in
      foreign currencies                                                            --           --           (1)               --
-----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets resulting from operations          (62,239)      65,636       (1,480)              374
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
   Net investment income
      Institutional Class Shares                                                    --           --           (5)               --
      Investor Class Shares                                                         --           --           --                --
   Realized capital gains
      Institutional Class Shares                                                    --           --          (28)               --
      Investor Class Shares                                                         --           --           --                --
-----------------------------------------------------------------------------------------------------------------------------------
         Total dividends and distributions                                          --           --          (33)               --
-----------------------------------------------------------------------------------------------------------------------------------
Capital share transactions:
Institutional Class Shares
   Proceeds from shares issued                                                      --           --        4,955             2,035
   Proceeds from shares issued in lieu of cash distributions                        --           --           33                --
   Cost of shares redeemed                                                          --           --       (2,549)               --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from Institutional Class Shares transactions             --           --        2,439             2,035
-----------------------------------------------------------------------------------------------------------------------------------
Investor Class Shares
   Proceeds from shares issued                                                  63,454       80,195           --                --
   Proceeds from shares issued in lieu of cash distributions                        --           --           --                --
   Cost of shares redeemed                                                     (69,711)     (76,172)          --                --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Investor Class Shares
   transactions                                                                 (6,257)       4,023           --                --
-----------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets from capital share transactions        (6,257)       4,023        2,439             2,035
-----------------------------------------------------------------------------------------------------------------------------------
      Total increase (decrease) in net assets                                  (68,496)      69,659          926             2,409
-----------------------------------------------------------------------------------------------------------------------------------
Net assets:
   Beginning of period                                                         317,930      248,271        2,409                --
-----------------------------------------------------------------------------------------------------------------------------------
   End of period                                                            $  249,434   $  317,930   $    3,335   $         2,409
===================================================================================================================================
Undistributed net investment income                                         $       --   $      345   $       16   $             4
===================================================================================================================================
Shares issued and redeemed:
Institutional Class Shares
   Issued                                                                           --           --          427               197
   Issued in lieu of cash distributions                                             --           --            3                --
   Redeemed                                                                         --           --         (227)               --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase in Institutional Class Shares                                          --           --          203               197
-----------------------------------------------------------------------------------------------------------------------------------
Investor Class Shares
   Issued                                                                        2,086        2,703           --                --
   Issued in lieu of cash distributions                                             --           --           --                --
   Redeemed                                                                     (2,298)      (2,547)          --                --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Investor Class Shares                                  (212)         156           --                --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in share transactions                                     (212)         156          203               197
===================================================================================================================================

                                                                                                                     Turner
                                                                                        Turner Midcap          Quantitative Broad
                                                                                         Equity Fund           Market Equity Fund
                                                                                --------------------------------------------------
                                                                                year ended   1/31/07(1) thru    6/30/08(1) thru
                                                                                  9/30/08        9/30/07             9/30/08
----------------------------------------------------------------------------------------------------------------------------------
Investment activities:
   Net investment income (loss)                                                 $       (1)  $            (1)  $                2
   Net realized gain (loss) from securities sold                                      (111)              (21)                 (37)
   Net realized loss on foreign currency transactions                                   --                --                   --
   Net change in unrealized appreciation (depreciation) on investments                 (52)               26                  (36)
   Net change in unrealized depreciation on foreign currencies and translation of other assets and liabilities denominated in
      foreign currencies                                                                --                --                   --
----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets resulting from operations                 (164)                4                  (71)
----------------------------------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
   Net investment income
      Institutional Class Shares                                                        --                --                   --
      Investor Class Shares                                                             --                --                   --
   Realized capital gains
      Institutional Class Shares                                                        --                --                   --
      Investor Class Shares                                                             --                --                   --
----------------------------------------------------------------------------------------------------------------------------------
         Total dividends and distributions                                              --                --                   --
----------------------------------------------------------------------------------------------------------------------------------
Capital share transactions:
Institutional Class Shares
   Proceeds from shares issued                                                         100                --                  612
   Proceeds from shares issued in lieu of cash distributions                            --                --                   --
   Cost of shares redeemed                                                              --                --                   --
----------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from Institutional Class Shares transactions                100                --                  612
----------------------------------------------------------------------------------------------------------------------------------
Investor Class Shares
   Proceeds from shares issued                                                         185               629                    3
   Proceeds from shares issued in lieu of cash distributions                            --                --                   --
   Cost of shares redeemed                                                            (139)             (101)                  --
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Investor Class Shares transactions           46               528                    3
----------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets from capital share transactions               146               528                  615
----------------------------------------------------------------------------------------------------------------------------------
      Total increase (decrease) in net assets                                          (18)              532                  544
----------------------------------------------------------------------------------------------------------------------------------
Net assets:
   Beginning of period                                                                 532                --                   --
----------------------------------------------------------------------------------------------------------------------------------
   End of period                                                                $      514   $           532   $              544
==================================================================================================================================
Undistributed net investment income                                             $       --   $            --   $                2
==================================================================================================================================
Shares issued and redeemed:
Institutional Class Shares
   Issued                                                                               11                --                   62
   Issued in lieu of cash distributions                                                 --                --                   --
   Redeemed                                                                             --                --                   --
----------------------------------------------------------------------------------------------------------------------------------
Net increase in Institutional Class Shares                                              11                --                   62
----------------------------------------------------------------------------------------------------------------------------------
Investor Class Shares
   Issued                                                                               19                60                   --
   Issued in lieu of cash distributions                                                 --                --                   --
   Redeemed                                                                            (14)              (10)                  --
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Investor Class Shares                                         5                50                   --
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in share transactions                                           16                50                   62
==================================================================================================================================

(1)   Commencement of Operations.

Amounts designated as "--" are either not applicable, $0, have been rounded to $0 or are zero shares.

The accompanying notes are an integral part of the financial statements.

                                      TURNER FUNDS 2008 ANNUAL REPORT | 56 & 57

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS (000)

                                                                   Turner Small Cap           Turner Quantitative
                                                                      Equity Fund            Large Cap Value Fund
                                                               ----------------------------------------------------
                                                               year ended    year ended    year ended    year ended
                                                                 9/30/08       9/30/07       9/30/08       9/30/07
-------------------------------------------------------------------------------------------------------------------
Investment activities:
   Net investment income (loss)                                $     (219)   $     (513)   $       14    $        9
   Net realized gain (loss) from securities sold                   (4,329)        9,940          (108)           81
   Net change in unrealized appreciation (depreciation)
      on investments                                               (4,794)       (1,650)          (80)           19
-------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets resulting
         from operations                                           (9,342)        7,777          (174)          109
-------------------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
   Net investment income
      Institutional Class Shares                                       --            --            (8)           (9)
      Investor Class Shares                                            --            --            --            --
   Realized capital gains
      Institutional Class Shares                                       --            --          (110)          (12)
      Investor Class Shares                                        (9,517)       (5,701)           --            --
-------------------------------------------------------------------------------------------------------------------
         Total dividends and distributions                         (9,517)       (5,701)         (118)          (21)
-------------------------------------------------------------------------------------------------------------------
Capital share transactions:
Institutional Class Shares
   Proceeds from shares issued                                         --            --           102           230
   Proceeds from shares issued in lieu of cash distributions           --            --           118            21
   Cost of shares redeemed                                             --            --            --           (84)
-------------------------------------------------------------------------------------------------------------------
Net increase in net assets from Institutional Class
   Shares transactions                                                 --            --           220           167
-------------------------------------------------------------------------------------------------------------------
Investor Class Shares
   Proceeds from shares issued                                      6,597         7,445            --            --
   Proceeds from shares issued in lieu of cash distributions        9,456         5,671            --            --
   Cost of shares redeemed                                        (38,278)      (31,240)           --            --
-------------------------------------------------------------------------------------------------------------------
Net decrease in net assets from Investor Class
   Shares transactions                                            (22,225)      (18,124)           --            --
-------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets from capital
      share transactions                                          (22,225)      (18,124)          220           167
-------------------------------------------------------------------------------------------------------------------
         Total increase (decrease) in net assets                  (41,084)      (16,048)          (72)          255
-------------------------------------------------------------------------------------------------------------------
Net assets:
   Beginning of year                                               65,292        81,340           835           580
-------------------------------------------------------------------------------------------------------------------
   End of year                                                 $   24,208    $   65,292    $      763    $      835
===================================================================================================================
Undistributed net investment income                            $       --    $       12    $       11    $        5
===================================================================================================================
Shares issued and redeemed:
Institutional Class Shares
   Issued                                                              --            --             9            19
   Issued in lieu of cash distributions                                --            --            11             2
   Redeemed                                                            --            --            --            (7)
-------------------------------------------------------------------------------------------------------------------
Net increase in Institutional Class Shares                             --            --            20            14
-------------------------------------------------------------------------------------------------------------------
Investor Class Shares
   Issued                                                             497           430            --            --
   Issued in lieu of cash distributions                               676           336            --            --
   Redeemed                                                        (2,844)       (1,796)           --            --
-------------------------------------------------------------------------------------------------------------------
Net decrease in Investor Class Shares                              (1,671)       (1,030)           --            --
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in share transactions                      (1,671)       (1,030)           20            14
===================================================================================================================

Amounts designated as "--" are either not applicable, $0, have been rounded to $0 or are zero shares.

The accompanying notes are an integral part of the financial statements.

58 | TURNER FUNDS 2008 ANNUAL REPORT

--------------------------------------------------------------------------------

STATEMENT OF CASH FLOWS (000)

                                                                             Turner
                                                                           Core Growth
                                                                           130/30 Fund
                                                                         ----------------
                                                                         7/31/08(1) thru
                                                                             9/30/08
-----------------------------------------------------------------------------------------
Cash flows from operating activities:
   Net decrease in net assets resulting from operations                     $       (151)
   Adjustments to reconcile net decrease in net assets resulting from operations to net cash used in operating activities
         Purchases of portfolio investments                                       (1,547)
         Purchases of short-term investments                                      (1,063)
         Proceeds from sales of portfolio investments                                403
         Sales of short-term investments                                           1,027
         Payments to cover securities sold short                                    (106)
         Proceeds from securities sold short                                         363
         Realized loss from security transactions                                     47
         Change in unrealized depreciation from security transactions                103
         Increase in receivable for investment securities sold                       (32)
         Increase in receivable from investment adviser                              (10)
         Increase in receivable for dividend income                                   (1)
         Increase in payable for investment securities purchased                      34
         Increase in dividends payable on securities sold short                        1
         Increase in other accrued expenses                                           12
-----------------------------------------------------------------------------------------
            Net cash used in operating activities                                   (920)
-----------------------------------------------------------------------------------------

Cash flows from financing activities:
         Proceeds from shares issued                                                 920
-----------------------------------------------------------------------------------------
            Net cash provided by financing activities                                920
-----------------------------------------------------------------------------------------

Net change in cash                                                                    --
Cash -- beginning of period                                                           --
-----------------------------------------------------------------------------------------
Cash -- end of period                                                       $         --
=========================================================================================

(1)   Commencement of operations.

The accompanying notes are an integral part of the financial statements.

                                            TURNER FUNDS 2008 ANNUAL REPORT | 59

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

              Net asset       Net         Realized and      Total       Dividends   Distributions
               value,      investment      unrealized        from       from net        from            Total
              beginning      income      gains (losses)   investment   investment      capital      dividends and
              of period      (loss)      on investments   operations     income         gains       distributions
------------------------------------------------------------------------------------------------------------------
Turner Concentrated Growth Fund -- Investor Class Shares
--------------------------------------------------------
2008            $10.12    (0.07) (3)         (3.70)         (3.77)          --             --              --
2007            $ 7.60    (0.05) (3)          2.57           2.52           --             --              --
2006            $ 7.10    (0.08) (3)          0.58           0.50           --             --              --
2005            $ 5.82    (0.02)              1.30           1.28           --             --              --
2004            $ 6.05    (0.07)             (0.16)         (0.23)          --             --              --
-----------------------------------------------------
Turner Core Growth Fund -- Institutional Class Shares
-----------------------------------------------------
2008            $14.39     0.06 (3)          (4.01)         (3.95)       (0.03)            --           (0.03)
2007            $11.65     0.02               2.77           2.79        (0.05)            --           (0.05)
2006            $10.93     0.06               0.69           0.75        (0.03)            --           (0.03)
2005 (4)        $ 8.84     0.02               2.07           2.09           --             --              --
2004            $ 8.04    (0.03)              0.83           0.80           --             --              --
------------------------------------------------
Turner Core Growth Fund -- Investor Class Shares
------------------------------------------------
2008            $14.33     0.02 (3)          (3.99)         (3.97)       (0.02)            --           (0.02)
2007            $11.61     0.02               2.73           2.75        (0.03)            --           (0.03)
2006            $10.93     0.07               0.64           0.71        (0.03)            --           (0.03)
2005 (2)(4)     $10.58       --               0.35           0.35           --             --              --
------------------------------------------------------------
Turner Core Growth 130/30 Fund -- Institutional Class Shares
------------------------------------------------------------
2008 (5)        $10.00    (0.01) (3)         (1.64)         (1.65)          --             --              --
-------------------------------------------------------
Turner Core Growth 130/30 Fund -- Investor Class Shares
-------------------------------------------------------
2008 (5)        $10.00     0.01 (3)(7)       (1.65)         (1.64)          --             --              --
----------------------------------------------------
Turner Emerging Growth Fund -- Investor Class Shares
----------------------------------------------------
2008            $64.06    (0.35) (3)         (8.54)         (8.89)       (0.25)         (8.50)          (8.75)
2007            $55.97    (0.30) (3)         13.61          13.31           --          (5.22)          (5.22)
2006            $56.46    (0.32) (3)          3.02           2.70           --          (3.19)          (3.19)
2005            $50.02    (0.46) (3)         13.35          12.89           --          (6.45)          (6.45)
2004            $41.38    (0.39)             10.04           9.65           --          (1.01)          (1.01)
----------------------------------------------------------
Turner Large Cap Growth Fund -- Institutional Class Shares
----------------------------------------------------------
2008            $ 6.78     0.01 (3)          (2.19)         (2.18)       (0.01)            --           (0.01)
2007            $ 5.58     0.01 (3)           1.21           1.22        (0.02)            --           (0.02)
2006            $ 5.41     0.01 (3)           0.17           0.18        (0.01)            --           (0.01)
2005            $ 4.83     0.01 (3)           0.57           0.58           --*            --              --
2004            $ 4.62       --               0.21           0.21           --*            --              --
-----------------------------------------------------
Turner Large Cap Growth Fund -- Investor Class Shares
-----------------------------------------------------
2008            $ 6.77       -- *            (2.19)         (2.19)       (0.01)            --           (0.01)
2007 (6)        $ 5.92     0.01 (3)           0.84           0.85           --             --              --

--------------------------------------------------------------------------------

                                                     Ratio of           Ratio of net                      Ratio of net
                                       Net         net expenses          expenses to     Ratio of total    investment
              Net asset            assets end       to average       average net assets     expenses     income (loss)  Portfolio
             value, end    Total    of period  net assets excluding       including        to average      to average    turnover
              of period   return      (000)     dividend expense++    dividend expense     net assets     net assets++   rate+++
----------------------------------------------------------------------------------------------------------------------------------
Turner Concentrated Growth Fund -- Investor Class Shares
--------------------------------------------------------
2008           $ 6.35    (37.25)%   $ 42,581         1.53%                1.91%               1.91%         (0.83)%        348%
2007           $10.12     33.16%    $ 61,401         1.11%                1.46%               1.46%         (0.57)%        220%
2006           $ 7.60      7.04%    $ 38,180         1.59%                1.79%               1.79%         (1.01)%        251%
2005           $ 7.10     21.99%    $ 30,779         1.15%                1.41%               1.41%         (0.57)%        330%
2004           $ 5.82     (3.80)%   $ 39,109         1.42%                1.57%               1.57%         (0.99)%        499%
-----------------------------------------------------
Turner Core Growth Fund -- Institutional Class Shares
-----------------------------------------------------
2008           $10.41    (27.53)%   $360,083         0.69%                0.90%               0.90%          0.42%         200%
2007           $14.39     24.00%    $237,778         0.68%                1.06%               1.06%          0.42%         103%
2006           $11.65      6.91%    $ 71,935         0.59%                1.20%               1.20%          0.77%         124%
2005 (4)       $10.93     23.64%    $ 40,857         0.69% (1)            1.60%               1.60%          0.46%         136%
2004           $ 8.84      9.95%    $  5,080         1.25%                1.97%               1.97%         (0.27)%        104%
------------------------------------------------
Turner Core Growth Fund -- Investor Class Shares
------------------------------------------------
2008           $10.34    (27.76)%   $260,692         0.94%                1.15%               1.15%          0.15%         200%
2007           $14.33     23.68%    $ 37,541         0.94%                1.31%               1.31%          0.15%         103%
2006           $11.61      6.52%    $ 23,418         0.94%                1.43%               1.43%          0.23%         124%
2005 (2)(4)    $10.93      3.31%+   $      1         0.83%                2.50%               2.50%          0.33%         136%
------------------------------------------------------------
Turner Core Growth 130/30 Fund -- Institutional Class Shares
------------------------------------------------------------
2008 (5)       $ 8.35    (16.50)%+  $    766         1.10%                2.30% (8)          14.11%         (0.78)%         38%
-------------------------------------------------------
Turner Core Growth 130/30 Fund -- Investor Class Shares
-------------------------------------------------------
2008 (5)       $ 8.36    (16.40)%+  $      3         1.35%                2.55% (8)          20.84%          0.34%          38%
----------------------------------------------------
Turner Emerging Growth Fund -- Investor Class Shares
----------------------------------------------------
2008           $46.42    (16.08)%   $529,578         1.40%                1.49%               1.49%         (0.66)%         71%
2007           $64.06     25.08%    $638,037         1.40%                1.48%               1.48%         (0.50)%         88%
2006           $55.97      4.95%    $565,227         1.40%                1.44%               1.44%         (0.57)%         78%
2005           $56.46     27.90%    $502,108         1.40%                1.44%               1.44%         (0.90)%         74%
2004           $50.02     23.54%    $366,692         1.40%                1.42%               1.42%         (0.85)%        122%
----------------------------------------------------------
Turner Large Cap Growth Fund -- Institutional Class Shares
----------------------------------------------------------
2008           $ 4.59    (32.16)%   $ 28,975         0.69%                1.09%               1.09%          0.21%         213%
2007           $ 6.78     21.86%    $ 37,814         0.70%                1.23%               1.23%          0.23%         119%
2006           $ 5.58      3.40%    $ 19,510         0.75%                1.16%               1.16%          0.26%         194%
2005           $ 5.41     12.09%    $ 43,025         0.75%                1.10%               1.10%          0.16%         155%
2004           $ 4.83      4.64%    $ 67,991         0.75%                0.94%               0.94%          0.11%         166%
-----------------------------------------------------
Turner Large Cap Growth Fund -- Investor Class Shares
-----------------------------------------------------
2008           $ 4.57    (32.40)%   $    662         0.94%                1.36%               1.36%         (0.05)%        213%
2007 (6)       $ 6.77     14.36%+   $     87         0.94%                1.51%               1.51%          0.13%         119%

*     Amount represents less than $0.01 per share.

+     Total return is for the period indicated and has not been annualized.

++ Inclusive of fees paid indirectly, waivers and/or reimbursements. Excluding fees paid indirectly, the ratio of net expenses to average net assets, excluding dividend expense, would have been 1.54% and 1.11% for the Concentrated Growth Fund and the Core Growth 130/30 Fund, Institutional Class Shares, respectively.

+++   Excludes effect of in-kind transfers and mergers, as applicable.

(1) For the period October 1, 2004 through February 25, 2005, the total expense cap was 1.25%. Effective February 26, 2005, the total expense cap was changed to 0.59%.

(2) Commenced operations on August 1, 2005. All ratios for the period have been annualized.

(3)   Based on average shares outstanding.

(4) Effective February 25, 2005, the Constellation TIP Core Growth Fund reorganized with and into a newly-created series of the Turner Funds, the Turner Core Growth Fund.

(5) Commenced operations on July 31, 2008. All ratios for the period have been annualized.

(6) Commenced operations on January 31, 2007. All ratios for the period have been annualized.

(7) The amount shown for a share outstanding throughout the period does not accord with the aggregate net losses on investments for the period because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.

(8) Dividend expense totaled 1.20% of average net assets for the period ended September 30, 2008.

Amounts designated as "--" are either $0, or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

                                      TURNER FUNDS 2008 ANNUAL REPORT | 60 & 61

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

           Net asset        Net        Realized and       Total      Dividends   Distributions
             value,     investment      unrealized        from       from net        from            Total
           beginning      income      gains (losses)   investment   investment      capital      dividends and
           of period      (loss)      on investments   operations     income         gains       distributions
---------------------------------------------------------------------------------------------------------------
Turner Midcap Growth Fund -- Institutional Class Shares
-------------------------------------------------------
2008 (3)     $34.67    (0.01) (1)        (8.46)          (8.47)          --             --              --
--------------------------------------------------
Turner Midcap Growth Fund -- Investor Class Shares
--------------------------------------------------
2008         $35.71    (0.14) (1)        (9.39)          (9.53)          --             --              --
2007         $27.63    (0.20) (1)         8.28            8.08           --             --              --
2006         $26.39    (0.08) (1)         1.32            1.24           --             --              --
2005         $20.99    (0.19) (1)         5.59            5.40           --             --              --
2004         $19.54    (0.18) (1)         1.63            1.45           --             --              --
----------------------------------------------------
Turner Midcap Growth Fund -- Retirement Class Shares
----------------------------------------------------
2008         $34.74    (0.22) (1)        (9.12)          (9.34)          --             --              --
2007         $26.96    (0.30) (1)         8.08            7.78           --             --              --
2006         $25.89    (0.23) (1)         1.30            1.07           --             --              --
2005         $20.69    (0.30) (1)         5.50            5.20           --             --              --
2004         $19.36    (0.28) (1)         1.61            1.33           --             --              --
---------------------------------------------------
Turner New Enterprise Fund -- Investor Class Shares
---------------------------------------------------
2008         $ 8.72    (0.07) (1)        (3.05)          (3.12)          --             --              --
2007         $ 6.26    (0.07) (1)         2.53            2.46           --             --              --
2006         $ 5.86    (0.07) (1)         0.47 (2)        0.40           --             --              --
2005         $ 4.52    (0.03)             1.37            1.34           --             --              --
2004         $ 4.34    (0.06)             0.24 (2)        0.18           --             --              --
-----------------------------------------------------
Turner Small Cap Growth Fund -- Investor Class Shares
-----------------------------------------------------
2008         $32.98    (0.15) (1)        (6.38)          (6.53)          --             --              --
2007         $26.17    (0.20) (1)         7.01            6.81           --             --              --
2006         $24.68    (0.21) (1)         1.70            1.49           --             --              --
2005         $21.33    (0.01)             3.36            3.35           --             --              --
2004         $18.88    (0.19)             2.64            2.45           --             --              --
-------------------------------------------------------------------
Turner International Core Growth Fund -- Institutional Class Shares
-------------------------------------------------------------------
2008         $12.21     0.12 (1)         (3.87)          (3.75)       (0.02)         (0.10)          (0.12)
2007 (4)     $10.00     0.07 (1)          2.14            2.21           --             --              --
-------------------------------------------------------
Turner Midcap Equity Fund -- Institutional Class Shares
-------------------------------------------------------
2008         $10.68     0.01 (1)(2)      (2.80)          (2.79)          --             --              --
2007 (4)     $10.00     0.04 (1)(2)       0.64            0.68           --             --              --
--------------------------------------------------
Turner Midcap Equity Fund -- Investor Class Shares
--------------------------------------------------
2008         $10.61    (0.03) (1)        (2.78)          (2.81)          --             --              --
2007 (4)     $10.00    (0.02) (1)         0.63            0.61           --             --              --

--------------------------------------------------------------------------------

                                                                                  Ratio of net
                                        Net        Ratio of     Ratio of total     investment
            Net asset               assets end   net expenses      expenses      income (loss)   Portfolio
           value, end     Total      of period    to average      to average       to average     turnover
            of period    return        (000)     net assets++     net assets      net assets++    rate+++
-----------------------------------------------------------------------------------------------------------
Turner Midcap Growth Fund -- Institutional Class Shares
-------------------------------------------------------
2008 (3)     $26.20     (24.43)%+   $  137,451       0.93%           1.03%          (0.09)%         157%
--------------------------------------------------
Turner Midcap Growth Fund -- Investor Class Shares
--------------------------------------------------
2008         $26.18     (26.69)%    $  994,545       1.18%           1.25%          (0.44)%         157%
2007         $35.71      29.24%     $1,340,172       1.18%           1.24%          (0.63)%         155%
2006         $27.63       4.70%     $1,113,201       1.18%           1.18%          (0.30)%         135%
2005         $26.39      25.73%     $  955,730       1.20%           1.20%          (0.78)%         152%
2004         $20.99       7.42%     $  857,899       1.16%           1.16%          (0.84)%         167%
----------------------------------------------------
Turner Midcap Growth Fund -- Retirement Class Shares
----------------------------------------------------
2008         $25.40     (26.89)%    $    5,784       1.43%           1.50%          (0.69)%         157%
2007         $34.74      28.86%     $    6,212       1.49%           1.56%          (0.98)%         155%
2006         $26.96       4.13%     $    2,444       1.68%           1.68%          (0.83)%         135%
2005         $25.89      25.13%     $    1,833       1.70%           1.70%          (1.28)%         152%
2004         $20.69       6.87%     $    1,395       1.66%           1.66%          (1.35)%         167%
---------------------------------------------------
Turner New Enterprise Fund -- Investor Class Shares
---------------------------------------------------
2008         $ 5.60     (35.78)%    $   32,759       1.52%           1.90%          (0.89)%         323%
2007         $ 8.72      39.30%     $   70,145       1.27%           1.73%          (0.98)%         173%
2006         $ 6.26       6.83%     $   24,040       1.61%           2.06%          (1.02)%         235%
2005         $ 5.86      29.65%     $    9,144       1.36%           1.87%          (1.14)%         227%
2004         $ 4.52       4.15%     $   10,805       1.18%           1.51%          (0.83)%         382%
-----------------------------------------------------
Turner Small Cap Growth Fund -- Investor Class Shares
-----------------------------------------------------
2008         $26.45     (19.80)%    $  249,434       1.25%           1.51%          (0.48)%         141%
2007         $32.98      26.02%     $  317,930       1.25%           1.48%          (0.65)%         134%
2006         $26.17       6.04%     $  248,271       1.25%           1.42%          (0.79)%         154%
2005         $24.68      15.71%     $  257,149       1.25%           1.44%          (0.91)%         153%
2004         $21.33      12.98%     $  237,213       1.25%           1.41%          (0.95)%         151%
-------------------------------------------------------------------
Turner International Core Growth Fund -- Institutional Class Shares
-------------------------------------------------------------------
2008         $ 8.34     (31.04)%    $    3,335       1.10%           3.05%           1.10%          245%
2007 (4)     $12.21      22.10%+    $    2,409       1.10%           4.63%           0.99%          111%
-------------------------------------------------------
Turner Midcap Equity Fund -- Institutional Class Shares
-------------------------------------------------------
2008         $ 7.89     (26.12)%    $       85       0.90%          17.32%           0.09%          168%
2007 (4)     $10.68       6.80%+    $       --       0.90%          31.25%           0.60%           98%
--------------------------------------------------
Turner Midcap Equity Fund -- Investor Class Shares
--------------------------------------------------
2008         $ 7.80     (26.48)%    $      429       1.15%          17.02%          (0.32)%         168%
2007 (4)     $10.61       6.10%+    $      532       1.15%          22.26%          (0.26)%          98%

+     Total return is for the period indicated and has not been annualized.

++ Inclusive of fees paid indirectly, waivers and/or reimbursements. Excluding fees paid indirectly, the ratio of net expenses to average net assets would have been 0.94%, 1.54%, 1.26%. 1.11%, 0.95%, and 1.20% for
      Midcap Growth Fund, Institutional Class Shares, the New Enterprise Fund, the Small Cap Growth Fund, the International Core Growth Fund, the Midcap Equity Fund, Institutional Class Shares, and the Midcap Equity Fund, Investor Class Shares, respectively.

+++   Excludes effect of in-kind transfers and mergers, as applicable.

(1)   Based on average shares outstanding.

(2) The amount shown for a share outstanding throughout the period does not accord with the aggregate net losses on investments for the period because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.

(3) Commenced operations on June 16, 2008. All ratios for the period have been annualized.

(4) Commenced operations on January 31, 2007. All ratios for the period have been annualized.

Amounts designated as "--" are either $0, or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

                                       TURNER FUNDS 2008 ANNUAL REPORT | 62 & 63

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

           Net asset      Net        Realized and      Total      Dividends    Distributions     Tax
             value,    investment     unrealized        from       from net        from        Return        Total
           beginning     income     gains (losses)   investment   investment      capital        of      dividends and
           of period     (loss)     on investments   operations     income         gains       Capital   distributions
-----------------------------------------------------------------------------------------------------------------------
Turner Quantitative Broad Market Equity Fund -- Institutional Class Shares
--------------------------------------------------------------------------
2008(2)     $ 10.00      0.04 (1)       (1.31)         (1.27)          --             --            --          --

---------------------------------------------------------------------
Turner Quantitative Broad Market Equity Fund -- Investor Class Shares
---------------------------------------------------------------------
2008(2)     $ 10.00      0.03 (1)       (1.31)         (1.28)          --             --            --          --

-----------------------------------------------------
Turner Small Cap Equity Fund -- Investor Class Shares
-----------------------------------------------------
2008        $ 17.31     (0.06) (1)      (2.95)         (3.01)          --          (2.77)           --       (2.77)
2007        $ 16.94     (0.12) (1)       1.79           1.67           --          (1.30)           --       (1.30)
2006        $ 16.06     (0.07) (1)       0.95           0.88           --             --            --          --
2005        $ 13.92     (0.11) (1)       2.25           2.14           --             --            --          --
2004        $ 12.27     (0.02)           2.95           2.93           --          (1.23)        (0.05)      (1.28)

----------------------------------------------------------------------
Turner Quantitative Large Cap Value Fund -- Institutional Class Shares
----------------------------------------------------------------------
2008        $ 12.86      0.16 (1)       (2.23)         (2.07)       (0.12)         (1.70)           --       (1.82)
2007        $ 11.44      0.14 (1)        1.65           1.79        (0.15)         (0.22)           --       (0.37)
2006(3)     $ 10.00      0.16 (1)        1.33           1.49        (0.05)            --            --       (0.05)

--------------------------------------------------------------------------------

                                                                                  Ratio of net
                                        Net        Ratio of     Ratio of total     investment
            Net asset               assets end   net expenses      expenses      income (loss)   Portfolio
           value, end     Total     of period    to average      to average       to average     turnover
            of period     return       (000)     net assets++     net assets      net assets++    rate+++
-----------------------------------------------------------------------------------------------------------
Turner Quantitative Broad Market Equity Fund -- Institutional Class Shares
--------------------------------------------------------------------------
2008(2)      $ 8.73     (12.70)%+    $    542        0.64%          17.95%           1.60%          118%

---------------------------------------------------------------------
Turner Quantitative Broad Market Equity Fund -- Investor Class Shares
---------------------------------------------------------------------
2008(2)      $ 8.72     (12.80)%+    $      2        0.89%          16.99%           1.28%          118%

-----------------------------------------------------
Turner Small Cap Equity Fund -- Investor Class Shares
-----------------------------------------------------
2008         $11.53     (20.20)%     $ 24,208        1.45%           1.62%          (0.48)%         168%
2007         $17.31      10.14%      $ 65,292        1.36%           1.59%          (0.70)%         157%
2006         $16.94       5.48%      $ 81,340        1.24%           1.70%          (0.39)%         143%
2005         $16.06      15.37%      $ 67,713        1.43%           1.67%          (0.71)%         170%
2004         $13.92      24.75%      $ 29,171        1.35%           1.94%          (0.25)%         222%

----------------------------------------------------------------------
Turner Quantitative Large Cap Value Fund -- Institutional Class Shares
----------------------------------------------------------------------
2008         $ 8.97     (18.76)%     $    763        0.69%           6.13%           1.54%          181%
2007         $12.86      15.91%      $    835        0.65%           5.25%           1.15%          271%
2006(3)      $11.44      14.92%+     $    580        0.59%           7.71%           1.52%          252%

+     Total return is for the period indicated and has not been annualized.

++ Inclusive of fees paid indirectly, waivers and/or reimbursements. Excluding fees paid indirectly, the ratio of net expenses to average net assets would have been 0.66%, 0.91%, and 0.72% for the Quantitative Broad Market Equity Fund, Institutional Class Shares, Quantitative Broad Market Equity Fund, Investor Class Shares, and the Quantitative Large Cap Value Fund, respectively.

+++   Excludes effect of in-kind transfers and mergers, as applicable.

(1)   Based on average shares outstanding.

(2) Commenced operations on June 30, 2008. All ratios for the period have been annualized.

(3) Commenced operations on October 10, 2005. All ratios for the period have been annualized.

Amounts designated as "--" are either $0, or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


                                      TURNER FUNDS 2008 ANNUAL REPORT | 64 & 65

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

September 30, 2008

1. ORGANIZATION:

Turner Funds (the "Trust"), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with thirteen active portfolios as of September 30, 2008. The financial statements included herein are those of the Turner Concentrated Growth Fund (the "Concentrated Growth Fund"), the Turner Core Growth Fund (the "Core Growth Fund"), the Turner Core Growth 130/30 Fund (the "Core Growth 130/30 Fund"), the Turner Emerging Growth Fund (the "Emerging Growth Fund"), the Turner Large Cap Growth Fund (the "Large Cap Growth Fund"), the Turner Midcap Growth Fund (the "Midcap Growth Fund"), the Turner New Enterprise Fund (the "New Enterprise Fund"), Turner Small Cap Growth Fund (the "Small Cap Growth Fund"), the Turner International Core Growth Fund (the "International Core Growth Fund"), the Turner Midcap Equity Fund (the "Midcap Equity Fund"), the Turner Quantitative Broad Market Equity Fund (the "Quantitative Broad Market Equity Fund"), the Turner Small Cap Equity Fund (the "Small Cap Equity Fund"), and the Turner Quantitative Large Cap Value Fund (the "Quantitative Large Cap Value Fund"), each a "Fund" and collectively the "Funds." The International Core Growth Fund and the Midcap Equity Fund commenced operations on January 31, 2007. The Core Growth 130/30 Fund commenced operations on July 31, 2008 and the Quantitative Broad Market Equity Fund commenced operations on June 30, 2008.

Each Fund is registered as a diversified portfolio of the Trust with the exception of the Large Cap Growth Fund and the Concentrated Growth Fund, each of which are non-diversified.

The Funds are registered to offer different classes of shares: Institutional Class Shares, Investor Class Shares, Retirement Class Shares, or a combination of the three. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Funds' prospectus provides a description of each Fund's investment objectives, policies, and strategies along with information on the classes of shares currently being offered.

The Emerging Growth, Small Cap Equity and Small Cap Growth Funds were closed to new investors on March 7, 2000, May 1, 2005 and July 31, 2004, respectively. Effective March 1, 2008, the Small Cap Equity Fund was reopened to new investors and existing shareholders.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Funds.

      USE OF ESTIMATES--The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

      SECURITY VALUATION--Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

      Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Board of Trustees (the "Board"). The Funds' Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been delisted from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

      For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates net asset value if an event that could materially affect the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector.

66 | TURNER FUNDS 2008 ANNUAL REPORT

--------------------------------------------------------------------------------

      If the Adviser of the Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates net asset value, it may request that a Committee meeting be called. In addition, the Fund's Administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the Administrator and approved by the Committee, the Administrator notifies the Adviser for any Fund holding the relevant securities that such limits have been exceeded. In such event, the Adviser makes the determination whether a Committee meeting should be called based on the information provided.

      The Fund uses FT Interactive Data Corp. ("FT") as a third party fair valuation vendor. FT provides a fair value for foreign securities in the International Core Growth Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by FT in the event that there is a movement in the U.S. market that exceeds a specific threshold established by the Committee. The Committee establishes a "confidence interval" which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the International Core Growth Fund values its non-U.S. securities that exceed the applicable "confidence interval" based upon the fair values provided by FT. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by FT are not reliable, the Adviser contacts the International Core Growth Fund's Administrator and may request that a meeting of the Committee be held.

      If a local market in which the International Core Growth Fund owns securities is closed for one or more days or a portion of a day, the International Core Growth Fund shall value all securities held in that corresponding currency based on the fair value prices provided by FT using the predetermined confidence interval discussed above.

      SECURITY TRANSACTIONS AND RELATED INCOME--Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold during the respective holding period.

      SECURITIES SOLD SHORT -- As consistent with the Core Growth 130/30 Fund's investment objectives, the Core Growth 130/30 Fund may engage in short sales. Short sales are transactions under which a Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. Dividends and interest are recorded on the ex-dividend date and are shown as an expense for financial reporting purposes. To borrow the security, the Fund also may be required to pay a premium, which would decrease proceeds of the security sold. The proceeds of the short sale are retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the close of a short sale.

      Until a Fund closes its short position or replaces the borrowed security, the Fund will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short; and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short, or (b) otherwise cover the Fund's short positions.

      FOREIGN CURRENCY TRANSLATION--The books and records of the International Core Growth Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The International Core Growth Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments in the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between

                                            TURNER FUNDS 2008 ANNUAL REPORT | 67

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

      the amount of the investment income and foreign withholding taxes recorded on the International Core Growth Fund's books and the U.S. dollar equivalent amounts actually received or paid.

      EXPENSES--Expenses that are specifically attributed to one of the Funds are charged to that Fund. Certain other expenses of the Funds are prorated among the Funds on the basis of relative daily net assets. Other common expenses of the Trust are allocated among the Funds on the basis of relative daily net assets.

      CLASSES--Class specific expenses are borne by that class. Income, non-class specific expenses and realized/unrealized gains and losses are allocated to the respective classes on the basis of the relative daily net assets.

      DIVIDENDS AND DISTRIBUTIONS--The Funds declare and distribute net investment income, if any, annually, as a dividend to shareholders. Any net realized capital gains on sales of securities for all Funds are distributed to shareholders at least annually.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers and trustees of the Trust are also officers or employees of Turner Investment Partners, Inc. ("Turner") or SEI Global Funds Services ("SEI"), the Trust's sub-administrator. With the exception of the Trust's Chief Compliance Officer, such officers are paid no fees by the Trust for serving as officers and trustees of the Trust.

SEI Investments Distribution Co. (the "Distributor") provides distribution services to the Funds under a Distribution Agreement. Prior to January 1, 2006, Constellation Investment Distribution Company, Inc. provided distribution services to the Funds.

4. ADMINISTRATION, SHAREHOLDER SERVICING, DISTRIBUTION AND TRANSFER AGENT
   AGREEMENTS:

Turner provides administrative services to the Funds under Administration Agreements with the Trust. For its services, Turner receives an annual fee of 0.15% of the aggregate average daily net assets of the Trust up to $2 billion and 0.12% of the aggregate average daily net assets of the Trust over $2 billion. Prior to February 1, 2007, Turner had contractually agreed to limit its administrator fee in the Core Growth Fund, Institutional Class Shares to 0.05% through January 31, 2007. Effective February 1, 2007, Turner has discontinued this arrangement. Under a separate Sub-Administration Agreement between Turner and SEI, SEI provides sub-administrative services to the Trust. For the year ended September 30, 2008, SEI was paid $1,132,791 by Turner.

The Funds have adopted a Distribution Plan for Investor Class and Retirement Class Shares (the "Distribution Plan") under which firms, including the Distributor, that provide distribution services may receive compensation. Under the Distribution Plan, which was adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, the Distributor is entitled to receive aggregate fees for distribution services not exceeding seventy-five basis points (0.75%) of the Fund's average daily net assets attributable to Investor Class or Retirement Class Shares that are subject to the arrangement in return for providing a broad range of distribution services. Currently, the Retirement Class Shares of the Midcap Growth Fund pay the Distributor twenty-five basis points (0.25%) in distribution fees.

The Funds have also adopted Shareholder Services Plans (the "Shareholder Services Plans"). Under the Shareholder Services Plans, Service Providers are entitled to receive aggregate fees for shareholder services not exceeding twenty-five basis points (0.25%) of each Fund's average daily net assets attributable to Investor Class and Retirement Class Shares that are subject to the arrangement in return for providing shareholder services. Currently, Investor Class Shares of the Concentrated Growth Fund, Core Growth Fund, Core Growth 130/30 Fund, Emerging Growth Fund, Large Cap Growth Fund, Midcap Growth Fund, New Enterprise Fund, Small Cap Growth Fund, Midcap Equity Fund, Quantitative Broad Market Equity Fund, and Small Cap Equity Fund and Retirement Class Shares of the Midcap Growth Fund pay 0.25% in shareholder servicing fees.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust.

The Funds may earn cash management credits which can be used to offset transfer agent expenses. During the year ended September 30, 2008, the following Funds earned cash management credits which were used to offset transfer agent expenses. These amounts are labeled as "Fees Paid Indirectly" on the Statements of Operations.

                                                                         AMOUNT
                                                                        -------
Concentrated Growth Fund                                                $10,497
Core Growth Fund                                                          1,775
Core Growth 130/30 Fund                                                      19
Emerging Growth Fund                                                     11,357
Large Cap Growth Fund                                                       757
Midcap Growth Fund                                                       36,099
New Enterprise Fund                                                      15,786
Small Cap Growth Fund                                                    15,854
International Core Growth Fund                                              246
Midcap Equity Fund                                                          288
Quantitative Broad Market Equity Fund                                        30
Small Cap Equity Fund                                                     1,810
Quantitative Large Cap Value Fund                                           269

5. INVESTMENT ADVISORY AGREEMENT:

The Trust and Turner are parties to an Investment Advisory Agreement dated April 28, 1996 under which Turner receives a fee that is calculated daily and paid monthly, based on the average daily net assets of certain

68 | TURNER FUNDS 2008 ANNUAL REPORT

--------------------------------------------------------------------------------

Funds. Pursuant to an Amended and Restated Advisory Agreement dated November 17, 2006, Turner Investment Management LLC, an affiliate of Turner, serves as the investment adviser for the Small Cap Equity Fund and Midcap Equity Fund.

For their services, Turner and Turner Investment Management LLC receive annual fees, which are calculated daily and paid monthly, based on average daily net assets. Turner and Turner Investment Management LLC have contractually agreed to waive all or a portion of their fees and to reimburse expenses in order to limit operating expenses to a specified percentage of the average daily net assets of each Fund, except the Concentrated Growth Fund and New Enterprise Fund, on an annualized basis through certain dates as disclosed in the following table:

                                        ADVISORY   EXPENSE         DATE
                                           FEE       CAP         (THROUGH)
                                        --------   -------   ----------------
Core Growth Fund
   INSTITUTIONAL CLASS                   0.60%*     0.69%    January 31, 2009
   INVESTOR CLASS                        0.60%*     0.94%    January 31, 2009
Core Growth 130/30 Fund
   INSTITUTIONAL CLASS                   0.80%      1.10%    July 31, 2009
   INVESTOR CLASS                        0.80%      1.35%    July 31, 2009
Emerging Growth Fund
   INVESTOR CLASS                        1.00%      1.40%    January 31, 2009
Large Cap Growth Fund
   INSTITUTIONAL CLASS                   0.60%      0.69%    January 31, 2009
   INVESTOR CLASS                        0.60%      0.94%    January 31, 2009
Midcap Growth Fund
   INSTITUTIONAL CLASS                   0.75%      0.93%    May 31, 2009
   INVESTOR CLASS                        0.75%      1.18%    January 31, 2009
   RETIREMENT CLASS                      0.75%      1.43%    January 31, 2009
Small Cap Growth Fund
   INVESTOR CLASS                        1.00%      1.25%    January 31, 2009
International Core Growth Fund
   INSTITUTIONAL CLASS                   0.85%      1.10%    January 31, 2009
Midcap Equity Fund
   INSTITUTIONAL CLASS                   0.75%      0.90%    January 31, 2009
   INVESTOR CLASS                        0.75%      1.15%    January 31, 2009
Quantitative Broad Market Equity Fund
   INSTITUTIONAL CLASS                   0.50%      0.64%    June 30, 2009
   INVESTOR CLASS                        0.50%      0.89%    June 30, 2009
Small Cap Equity Fund
   INVESTOR CLASS                        0.95%      1.45%    January 31, 2009
Quantitative Large Cap Value Fund
   INSTITUTIONAL CLASS                   0.60%      0.69%    January 31, 2009

*     PRIOR TO FEBRUARY 1, 2008, THE ADVISORY FEE FOR THE CORE GROWTH FUND WAS
      0.75%.

For the remaining Funds, the Concentrated Growth Fund and the New Enterprise Fund, the advisory fee is comprised of a base fee and a performance adjustment that increases or decreases the total fee depending upon the performance of the Fund relative to the Fund's performance benchmark. The Fund's base fee (1.10% for both the Concentrated Growth Fund and the New Enterprise Fund) is accrued daily and paid monthly, based on the Fund's average net assets during the current month.

The performance adjustment is calculated and paid monthly by comparing the Fund's performance to that of the Fund's performance benchmark over the current month plus the previous 11 months (the "performance period"). The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the Fund's base fee.

In cases where the advisory fee is comprised of a base fee and a performance adjustment, Turner has voluntarily agreed to waive all or a portion of their fees and to reimburse expenses in order to keep such Fund's "other expenses" (excluding distribution fees) from exceeding a specified percentage of the average daily net assets of the Fund on an annualized basis. Accordingly, the base advisory fee, annual adjustment rate, over/under performance relative to the benchmark threshold, and other expense cap are as follows:

                                    BASE       ANNUAL                      OTHER
                                  ADVISORY   ADJUSTMENT     BENCHMARK    EXPENSES
                                     FEE        RATE      THRESHOLD(1)      CAP
                                  --------   ----------   ------------   --------
Concentrated Growth Fund            1.10%     +/-0.40%      +/-2.50%       0.25%
New Enterprise Fund                 1.10      +/-0.40       +/-2.50        0.25

(1) SEE THE FUND'S PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR MORE INFORMATION REGARDING THE FUNDS' PERFORMANCE BENCHMARK.

During the year ended September 30, 2008, the Funds' advisory fees, before waivers, were adjusted in accordance with the policy described above:

                                    BASE                   NET ADVISER
                                   ADVISER   PERFORMANCE    FEE BEFORE
                                     FEE      ADJUSTMENT     WAIVERS
                                  --------   -----------   -----------
Concentrated Growth Fund          $599,943     $ 95,454      $695,397
New Enterprise Fund                722,070      111,894       833,964

6. REDEMPTION FEES:

Sales or exchanges out of the Core Growth Fund, New Enterprise Fund, Small Cap Equity Fund and the Quantitative Large Cap Value Fund, within 90 days of purchase are not currently subject to a redemption fee of 2.00%, but may be in the future. The Funds will provide notice to shareholders before they implement the redemption fee.

                                            TURNER FUNDS 2008 ANNUAL REPORT | 69

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

7. INVESTMENT TRANSACTIONS:

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the year ended September 30, 2008 were as follows
(000):

                                                 PURCHASES (000)    SALES (000)
                                                 ---------------   -------------
Concentrated Growth Fund                           $   189,233      $   181,504
Core Growth Fund                                     1,683,452        1,116,148
Core Growth 130/30 Fund                                  1,547              403
Emerging Growth Fund                                   369,225          389,763
Large Cap Growth Fund                                   86,665           80,658
Midcap Growth Fund                                   2,225,503        2,027,789
New Enterprise Fund                                    207,426          201,709
Small Cap Growth Fund                                  398,192          407,269
International Core Growth Fund                          12,290            9,830
Midcap Equity Fund                                       1,049              900
Quantitative Broad Market Equity Fund                      782              558
Small Cap Equity Fund                                   73,892          105,934
Quantitative Large Cap Value Fund                        1,632            1,505

8. FEDERAL TAX POLICIES AND INFORMATION:

Each of the Funds is classified as a separate taxable entity for Federal income tax purposes. Each of the Funds intends to continue to qualify as a separate "regulated investment company" under the Internal Revenue Code and make the requisite distributions to shareholders that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision is required.

The amounts of dividends from net investment income and distributions from net realized capital gains, if any, are determined in accordance with Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. These differences are primarily due to wash sales, REIT adjustments and net operating losses. The character and timing of dividends from net investment income and distributions from net realized gains distributed during the fiscal year may differ from the year that the income or realized gains (losses) were recorded by the Funds. To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period that the differences arise.

Accordingly, the following permanent differences have been reclassified to/from the following accounts during the fiscal year ended September 30, 2008 (000):

                                        UNDISTRIBUTED    ACCUMULATED
                                       NET INVESTMENT   NET REALIZED   PAID-IN
                                           INCOME        GAIN/(LOSS)   CAPITAL
                                       --------------   ------------   --------
Concentrated Growth Fund                   $  446         $    --      $  (446)
Core Growth Fund                               24             (24)          --
Core Growth 130/30 Fund                         1              --           (1)
Emerging Growth Fund                        3,478          (3,366)        (112)
Midcap Growth Fund                          5,576              22       (5,598)
New Enterprise Fund                           555              --         (555)
Small Cap Growth Fund                       1,071             (55)      (1,016)
International Core Growth Fund                (28)             28           --
Midcap Equity Fund                              1              --           (1)
Small Cap Equity Fund                         207            (207)          --

The tax character of dividends and distributions declared during the years ended September 30, 2008 and September 30, 2007 were as follows (000):

                                   ORDINARY    LONG-TERM
                                    INCOME    CAPITAL GAIN    TOTAL
                                   --------   ------------   -------
Core Growth Fund
       2008                         $  885       $    --     $   885
       2007                            496            --         496
Emerging Growth Fund
       2008                         $2,910       $84,527     $87,437
       2007                             --        50,964      50,964
Large Cap Growth Fund
       2008                         $   89       $    --     $    89
       2007                             66            --          66
International Core
   Growth Fund
       2008                         $   33       $    --     $    33
       2007                             --            --          --
Small Cap Equity Fund
       2008                         $3,123       $ 6,394     $ 9,517
       2007                            128         5,573       5,701
Quantitative Large
   Cap Value Fund
       2008                         $   76       $    42     $   118
       2007                             21            --          21

70 | TURNER FUNDS 2008 ANNUAL REPORT

--------------------------------------------------------------------------------

As of September 30, 2008, the components of distributable earnings (accumulated losses) on a tax basis were as follows (000):

                                                                                                                          TOTAL
                                                                                   POST-                              DISTRIBUTABLE
                         UNDISTRIBUTED  UNDISTRIBUTED     CAPITAL      POST-      OCTOBER                   OTHER        EARNINGS
                            ORDINARY      LONG-TERM        LOSS       OCTOBER    CURRENCY   UNREALIZED    TEMPORARY    (ACCUMULATED
                             INCOME      CAPITAL GAIN  CARRYFORWARD    LOSSES     LOSSES   APPRECIATION  DIFFERENCES      LOSSES)
                         -------------  -------------  ------------  ----------  --------  ------------  -----------  -------------
Concentrated
   Growth Fund               $   --        $    --      $(148,986)   $ (11,634)    $ --      $ (4,393)      $  --       $(165,013)
Core Growth Fund              1,519             --         (1,346)    (117,791)      --       (55,221)         --        (172,839)
Core Growth 130/30 Fund          --             --             --          (44)      --          (106)         --            (150)
Emerging Growth Fund             --         12,444             --           --       --        47,157        (206)         59,395
Large Cap Growth Fund            34             --        (15,594)      (5,748)      --        (1,892)         --         (23,200)
Midcap Growth Fund               --             --       (256,451)     (31,433)      --       (48,476)         --        (336,360)
New Enterprise Fund              --             --         (8,815)     (14,271)      --        (3,487)         --         (26,573)
Small Cap Growth Fund            --             --        (51,190)     (15,278)      --         5,261          --         (61,207)
International Core
   Growth Fund                   42             --             --         (556)     (26)         (599)         --          (1,139)
Midcap Equity Fund               --             --            (25)         (91)      --           (42)         --            (158)
Quantitative Broad
   Markets Equity Fund            2             --             --          (37)      --           (36)         --             (71)
Small Cap Equity Fund            17             --             --       (5,170)      --           363          --          (4,790)
Quantitative Large Cap
   Value Fund                    11             --             --         (118)      --           (25)         --            (132)

Post-October losses represent losses realized on investment transactions from November 1, 2007 through September 30, 2008 that, in accordance with Federal income tax regulations, a Fund may elect to defer and treat as having arisen in the following year. For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains.

At September 30, 2008, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates
(000):

                                                   EXPIRING SEPTEMBER 30,
                           -------------------------------------------------------------------
                            2009      2010       2011     2012   2014   2015   2016     TOTAL
                           ------   --------   --------   ----   ----   ----   ----   --------
Concentrated Growth Fund   $3,435   $132,529   $ 12,850   $ --   $ --   $ --   $172   $148,986
Core Growth Fund               --         --        318     --    201    827     --      1,346
Large Cap Growth Fund          --        396     15,137     --     --     --     61     15,594
Midcap Growth Fund             --    126,952    129,499     --     --     --     --    256,451
New Enterprise Fund            --      8,182        386    247     --     --     --      8,815
Small Cap Growth Fund          --     25,196     25,994     --     --     --     --     51,190
Midcap Equity Fund             --         --         --     --     --     --     25         25

During the year ended September 30, 2008, the Core Growth Fund, Midcap Growth Fund, New Enterprise Fund, and Small Cap Growth Fund utilized capital loss carryforwards of $1,259,274, $27,801,581, $881,890, and $2,396,475,
respectively, to offset capital gains.

                                            TURNER FUNDS 2008 ANNUAL REPORT | 71

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

At September 30, 2008, the total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation for the securities held by the Funds, excluding securities sold short were as follows (000):

                                                                                        NET
                                          FEDERAL                                    UNREALIZED
                                            TAX       UNREALIZED     UNREALIZED     APPRECIATION
FUND                                       COST      APPRECIATION   DEPRECIATION   (DEPRECIATION)
----                                    ----------   ------------   ------------   --------------
Concentrated Growth Fund                $   48,287      $ 2,181      $  (6,574)       $ (4,393)
Core Growth Fund                           697,046       24,910        (80,131)        (55,221)
Core Growth 130/30 Fund                      1,141           14           (145)           (131)
Emerging Growth Fund                       546,663       94,812        (47,655)         47,157
Large Cap Growth Fund                       31,818        1,991         (3,883)         (1,892)
Midcap Growth Fund                       1,251,061       87,255       (135,731)        (48,476)
New Enterprise Fund                         37,780        1,177         (4,664)         (3,487)
Small Cap Growth Fund                      276,584       26,879        (21,618)          5,261
International Core Growth Fund               3,951           44           (643)           (599)
Midcap Equity Fund                             553           17            (59)            (42)
Quantitative Broad Market Equity Fund          579           11            (47)            (36)
Small Cap Equity Fund                       26,966        1,598         (1,235)            363
Quantitative Large Cap Value Fund              788           35            (60)            (25)

Management has analyzed the Funds' tax position taken on Federal income tax returns for all open tax years and has concluded that as of September 30, 2008, no provision for income tax would be required in the Funds' financial statements. The Funds' Federal and State income and Federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue.

9. CONCENTRATIONS/RISKS:

Certain Funds invest a high percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Funds may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility on the Fund's net asset value and magnified effect on the total return.

The Funds enter into contracts that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

10. LOANS OF PORTFOLIO SECURITIES:

The Funds may lend securities in their portfolio pursuant to a securities lending agreement ("Lending Agreement") with Morgan Stanley. Unless otherwise agreed, security loans, made pursuant to the Lending Agreement are required at all times to be secured by collateral equal to at least 100% of the market value of the securities loaned. Cash collateral received is invested in the BlackRock TempCash Fund, Institutional Shares, a money market fund. All such investments are made at the risk of the Funds and, as such, the Funds are liable for investment losses. The Funds receive an annual fee for their participation in the Lending Agreement based on projected lending activity.

In the event of bankruptcy of the borrower, realization/ retention of the collateral may be subject to legal proceedings.

11. NEW ACCOUNTING PRONOUNCEMENTS:

In September 2006, the Financial Accounting Standards Board (the "FASB") issued Statement on Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded

72 | TURNER FUNDS 2008 ANNUAL REPORT

--------------------------------------------------------------------------------

disclosures about fair value measurements. As of September 30, 2008, the Funds do not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

12. OTHER MATTERS:

Due to volatility in the equity markets, the market value of some of the Funds' holdings may currently be lower than shown in the Schedules of Investments ("SOI"). The values shown in the SOIs were the market values as of September 30, 2008 and do not reflect any market events after September 30, 2008.

                                            TURNER FUNDS 2008 ANNUAL REPORT | 73

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

THE BOARD OF TRUSTEES AND SHAREHOLDERS
TURNER FUNDS:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Turner Concentrated Growth Fund, Turner Core Growth Fund, Turner Core Growth 130/30 Fund, Turner Emerging Growth Fund, Turner Large Cap Growth Fund, Turner Midcap Growth Fund, Turner New Enterprise Fund, Turner Small Cap Growth Fund, Turner International Core Growth Fund, Turner Midcap Equity Fund, Turner Quantitative Broad Market Equity Fund, Turner Small Cap Equity Fund, and Turner Quantitative Large Cap Value Fund, (collectively, the Funds), as of September 30, 2008, and the related statements of operations for the year or periods then ended, the statements of changes in net assets for the year or periods in the two-year period then ended, the statement of cash flows for the period then ended for the Turner Core Growth 130/30 Fund, and the financial highlights for each of the years or periods in the four-year period then ended and the financial highlights for each of the years in the five-year period then ended for the Turner Core Growth Fund. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the Turner Concentrated Growth Fund, Turner Emerging Growth Fund, Turner Large Cap Growth Fund, Turner Midcap Growth Fund, Turner New Enterprise Fund, Turner Small Cap Growth Fund, and Turner Small Cap Equity Fund for the years or periods ended September 30, 2004 were audited by other auditors. Those auditors expressed an unqualified opinion on those financial highlights in their reports dated November 3, 2004.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2008, by correspondence with the custodian and brokers or other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned funds of the Turner Funds as of September 30, 2008, the results of their operations for the year or period then ended, the changes in their net assets in each of the years or periods in the two-year period then ended, the cash flows for the period then ended for the Turner Core Growth 130/30 Fund, and their financial highlights for the periods indicated in the paragraph above, in conformity with U.S. generally accepted accounting principles.

                                        /s/ KPMG LLP

Philadelphia, Pennsylvania
November 26, 2008

74 | TURNER FUNDS 2008 ANNUAL REPORT

NOTICE TO SHAREHOLDERS                                               (Unaudited)
--------------------------------------------------------------------------------

For shareholders that do not have a September 30th, 2008 tax year end, this notice is for informational purposes only. For shareholders with a September 30th, 2008 year end, please consult your tax advisor as to the pertinance of this notice. For the fiscal year ended September 30th, 2008, each portfolio is designating the following items with regard to distributions paid during the year.

                                                                                  DIVIDENDS
                                      LONG                                        QUALIFYING
                                      TERM                                           FOR
                                   (15% RATE)                                     CORPORATE                               QUALIFYING
                                     CAPITAL       ORDINARY                       DIVIDENDS     QUALIFYING   QUALIFYING   SHORT-TERM
                                      GAIN          INCOME           TOTAL        RECEIVABLE     DIVIDEND     INTEREST      CAPITAL
                                  DISTRIBUTION   DISTRIBUTIONS   DISTRIBUTIONS   DEDUCTION(1)    INCOME(2)    INCOME(3)     GAIN(4)
                                  ------------   -------------   -------------   ------------   ----------   ----------   ----------
Turner Concentrated
   Growth Fund ................       0.00%           0.00%           0.00%          0.00%         0.00%        0.00%        0.00%
Turner Core
   Growth Fund ................       0.00%         100.00%         100.00%        100.00%       100.00%        0.00%        0.00%
Turner Core Growth
   130/30 Fund ................       0.00%           0.00%           0.00%          0.00%         0.00%        0.00%        0.00%
Turner Emerging
   Growth Fund ................      88.97%           3.33%          92.30%         24.82%        24.81%        0.00%      100.00%
Turner Large Cap
   Growth Fund ................       0.00%         100.00%         100.00%        100.00%       100.00%        0.00%        0.00%
Turner Midcap
   Growth Fund ................       0.00%           0.00%           0.00%          0.00%         0.00%        0.00%        0.00%
Turner New
   Enterprise Fund ............       0.00%           0.00%           0.00%          0.00%         0.00%        0.00%        0.00%
Turner Small Cap
   Growth Fund ................       0.00%           0.00%           0.00%          0.00%         0.00%        0.00%        0.00%
Turner International
   Core Growth Fund* ..........       0.00%         100.00%         100.00%          0.39%        95.66%        0.00%      100.00%
Turner Midcap
   Equity Fund ................       0.00%           0.00%           0.00%          0.00%         0.00%        0.00%        0.00%
Turner Quantitative Broad
   Market Equity Fund .........       0.00%           0.00%           0.00%          0.00%         0.00%        0.00%        0.00%
Turner Small Cap
   Equity Fund ................      67.19%          32.81%         100.00%         10.73%        10.45%        0.00%      100.00%
Turner Quantitative
   Large Cap Value Fund .......      35.68%          64.32%         100.00%         30.58%        29.05%        0.00%      100.00%

(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and are reflected as a percentage of "Ordinary Income Distributions".

(2) The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of "Ordinary Income Distribuions". It is the intention of each of the aforementioned funds to designate the maximum amount permitted by law.

(3) The percentage in this column represents the amount of "Qualifying Interest Income" as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of net investment income distributions that is exempt from U.S. withholding tax when paid to foreign investors.

(4) The percentage in this column represents the amount of "Qualifying Short-Term Capital Gain" as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of short-term capital gain distributions that is exempt from U.S. withholding tax when paid to foreign investors.

* The Turner International Core Growth Fund intends to pass through a foreign tax credit to shareholders. For fiscal year ended 2008 the total amount of foreign source income is $87,170. The total amount of foreign tax paid is $7,733. Your allocable share of the foreign tax credit will be reported on Form 1099-DIV.

The information reported herein may differ from the information and distributions taxable to the Shareholders for the calendar year ending December 31, 2008. Complete information will be computed and reported in conjunction with your 2008 Form 1099-DIV.

                                            TURNER FUNDS 2008 ANNUAL REPORT | 75

TRUSTEES AND OFFICERS OF THE TRUST
--------------------------------------------------------------------------------

                                                                                                    NUMBER OF
                                                                                                  PORTFOLIOS IN
                            POSITION HELD WITH                                                       COMPLEX          OTHER
                             TRUST AND LENGTH         PRINCIPAL OCCUPATION(S)                        OVERSEEN     DIRECTORSHIPS
NAME, ADDRESS AND AGE(1)      OF SERVICE(2)             DURING PAST 5 YEARS                         BY TRUSTEE         HELD
-------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE*
-------------------------------------------------------------------------------------------------------------------------------
Robert E. Turner           Trustee (since 1996)    Chairman and Chief Investment Officer,              13             None
(52)                                               Turner (since 1990).
-------------------------------------------------------------------------------------------------------------------------------
* Mr. Turner is deemed to be an "Interested Trustee" by virtue of his relationship with Turner.
-------------------------------------------------------------------------------------------------------------------------------
NON-INTERESTED TRUSTEES
-------------------------------------------------------------------------------------------------------------------------------
Alfred C. Salvato          Chairman of the         Chief Investment Officer & Treasurer,               13             None
(50)                       Board (since 2004);     Thomas Jefferson University (since 2003)
                           Trustee (since 1996)    Treasurer since 1995.
-------------------------------------------------------------------------------------------------------------------------------
Janet F. Sansone           Trustee (since 1996)    Chief Management Officer, United States             13             None
(63)                                               Government Printing Office (since 2008);
                                                   Self-employed Consultant (1999-2007).
-------------------------------------------------------------------------------------------------------------------------------
John T. Wholihan           Trustee (since 1996)    Dean Emeritus (since 2007), Professor               13             None
(70)                                               (since 1984) and Dean (1984-2007), College
                                                   of Business, Loyola Marymount University.
-------------------------------------------------------------------------------------------------------------------------------
EXECUTIVE OFFICERS
-------------------------------------------------------------------------------------------------------------------------------
Thomas R. Trala, Jr.       President               Chief Operating Officer (since 2004) and           N/A              N/A
(42)                       (since 2004)            Chief Financial Officer (since 1995),
                                                   Turner.
-------------------------------------------------------------------------------------------------------------------------------
Michael Lawson             Controller and Chief    Director, Fund Accounting, SEI Investments         N/A              N/A
SEI                        Financial Officer       (since 2005); Manager, Fund Accounting
One Freedom Valley Drive,  (since 2005)            (since 1998).
Oaks, PA 19456
(47)
-------------------------------------------------------------------------------------------------------------------------------
Brian F. McNally           Vice-President (since   General Counsel and Chief Compliance               N/A              N/A
(50)                       2002), Secretary and    Officer (since 2004), Deputy General
                           Chief Compliance        Counsel (2002-2004).
                           Officer (since 2004),
                           Turner
-------------------------------------------------------------------------------------------------------------------------------
Calvin Fisher              Vice-President and      Director - Mutual Fund Administration and          N/A              N/A
(35)                       Assistant Secretary     Compliance (since 2005); Manager, Mutual
                           (since 2006), Turner    Fund Administration (since 2001).
-------------------------------------------------------------------------------------------------------------------------------

(1) Each Trustee and executive officer, unless noted otherwise, may be contacted by writing to such Trustee or officer c/o Turner Funds, 1205 Westlakes Drive, Suite 100, Berwyn, PA 19312, Attn: Turner Chief Legal Officer.

(2) Each Trustee serves until his or her respective successor has been duly elected and qualified. Each officer serves a one-year term.

The Trust's Statement of Additional Information ("SAI") includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1.800.224.6312.

76 | TURNER FUNDS 2008 ANNUAL REPORT

DISCLOSURE OF FUND EXPENSES                                          (Unaudited)
--------------------------------------------------------------------------------

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, distribution (12b-1) and/or shareholder services and other expenses. It is important for you to understand the impact of these costs on your investment returns. Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below and on the next page illustrates your Fund's costs in two ways:

o ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

o HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It provides information about hypothetical account values and expenses based on the Fund's actual expense ratio (column 3) and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. This section is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expenses Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period.

                                   BEGINNING    ENDING                  EXPENSES
                                    ACCOUNT     ACCOUNT   ANNUALIZED      PAID
                                     VALUE       VALUE      EXPENSE      DURING
                                     4/1/08     9/30/08     RATIOS      PERIOD*
--------------------------------------------------------------------------------
Turner Concentrated Growth Fund -- Investor Class Shares
--------------------------------------------------------------------------------
   Actual Fund Return              $1,000.00  $  763.20      1.39%      $6.13
   Hypothetical 5% Return           1,000.00   1,018.05      1.39        7.01
--------------------------------------------------------------------------------
Turner Core Growth Fund -- Institutional Class Shares
--------------------------------------------------------------------------------
   Actual Fund Return               1,000.00     828.20      0.69        3.15
   Hypothetical 5% Return           1,000.00   1,021.55      0.69        3.49
--------------------------------------------------------------------------------
Turner Core Growth Fund -- Investor Class Shares
--------------------------------------------------------------------------------
   Actual Fund Return               1,000.00     826.50      0.94        4.29
   Hypothetical 5% Return           1,000.00   1,020.30      0.94        4.75
--------------------------------------------------------------------------------
Turner Core Growth 130/30 Fund -- Institutional Class Shares
--------------------------------------------------------------------------------
   Actual Fund Return               1,000.00     835.00      2.30        3.52**
   Hypothetical 5% Return           1,000.00   1,019.50      2.30       11.58
--------------------------------------------------------------------------------

                                   BEGINNING    ENDING                  EXPENSES
                                    ACCOUNT     ACCOUNT   ANNUALIZED      PAID
                                     VALUE       VALUE      EXPENSE      DURING
                                     4/1/08     9/30/08     RATIOS      PERIOD*
--------------------------------------------------------------------------------
Turner Core Growth 130/30 Fund -- Investor Class Shares
--------------------------------------------------------------------------------
   Actual Fund Return              $1,000.00  $  836.00      2.55%      $3.90**
   Hypothetical 5% Return           1,000.00   1,012.25      2.55       12.83
--------------------------------------------------------------------------------
Turner Emerging Growth Fund -- Investor Class Shares
--------------------------------------------------------------------------------
   Actual Fund Return               1,000.00     945.00      1.40        6.81
   Hypothetical 5% Return           1,000.00   1,018.00      1.40        7.06
--------------------------------------------------------------------------------
Turner Large Cap Growth Fund -- Institutional Class Shares
--------------------------------------------------------------------------------
   Actual Fund Return               1,000.00     801.00      0.69        3.11
   Hypothetical 5% Return           1,000.00   1,021.55      0.69        3.49
--------------------------------------------------------------------------------
Turner Large Cap Growth Fund -- Investor Class Shares
--------------------------------------------------------------------------------
   Actual Fund Return               1,000.00     800.40      0.94        4.23
   Hypothetical 5% Return           1,000.00   1,020.30      0.94        4.75
--------------------------------------------------------------------------------

                                            TURNER FUNDS 2008 ANNUAL REPORT | 77

DISCLOSURE OF FUND EXPENSES (continued)                              (Unaudited)
--------------------------------------------------------------------------------

                                   BEGINNING     ENDING                 EXPENSES
                                    ACCOUNT     ACCOUNT   ANNUALIZED      PAID
                                     VALUE       VALUE     EXPENSE       DURING
                                     4/1/08     9/30/08     RATIOS       PERIOD*
--------------------------------------------------------------------------------
Turner Midcap Growth Fund -- Institutional Class Shares
--------------------------------------------------------------------------------
   Actual Fund Return              $1,000.00  $  755.70      0.93%      $2.36***
   Hypothetical 5% Return           1,000.00   1,020.35      0.93        4.70
--------------------------------------------------------------------------------
Turner Midcap Growth Fund -- Investor Class Shares
--------------------------------------------------------------------------------
   Actual Fund Return               1,000.00     829.80      1.18        5.40
   Hypothetical 5% Return           1,000.00   1,019.10      1.18        5.96
--------------------------------------------------------------------------------
Turner Midcap Growth Fund -- Retirement Class Shares
--------------------------------------------------------------------------------
   Actual Fund Return               1,000.00     828.40      1.43        6.54
   Hypothetical 5% Return           1,000.00   1,017.85      1.43        7.21
--------------------------------------------------------------------------------
Turner New Enterprise Fund -- Investor Class Shares
--------------------------------------------------------------------------------
   Actual Fund Return               1,000.00     782.10      1.48        6.59
   Hypothetical 5% Return           1,000.00   1,017.60      1.48        7.47
--------------------------------------------------------------------------------
Turner Small Cap Growth Fund -- Investor Class Shares
--------------------------------------------------------------------------------
   Actual Fund Return               1,000.00     942.00      1.25        6.07
   Hypothetical 5% Return           1,000.00   1,018.75      1.25        6.31
--------------------------------------------------------------------------------
Turner International Core Growth Fund -- Institutional Class Shares
--------------------------------------------------------------------------------
   Actual Fund Return               1,000.00     735.40      1.10        4.77
   Hypothetical 5% Return           1,000.00   1,019.50      1.10        5.55
--------------------------------------------------------------------------------

                                   BEGINNING     ENDING                 EXPENSES
                                    ACCOUNT     ACCOUNT   ANNUALIZED      PAID
                                     VALUE        VALUE    EXPENSE       DURING
                                     4/1/08     9/30/08     RATIOS      PERIOD*
--------------------------------------------------------------------------------
Turner Midcap Equity Fund -- Institutional Class Shares
--------------------------------------------------------------------------------
   Actual Fund Return              $1,000.00  $  858.50      0.90%     $4.18
   Hypothetical 5% Return           1,000.00   1,020.50      0.90       4.55
--------------------------------------------------------------------------------
Turner Midcap Equity Fund -- Investor Class Shares
--------------------------------------------------------------------------------
   Actual Fund Return               1,000.00     857.10      1.15       5.34
   Hypothetical 5% Return           1,000.00   1,019.25      1.15       5.81
--------------------------------------------------------------------------------
Turner Quantitative Broad Market Equity Fund -- Institutional Class Shares
--------------------------------------------------------------------------------
   Actual Fund Return               1,000.00     873.00      0.64       1.51****
   Hypothetical 5% Return           1,000.00   1,021.80      0.64       3.23
--------------------------------------------------------------------------------
Turner Quantitative Broad Market Equity Fund -- Investor Class Shares
--------------------------------------------------------------------------------
   Actual Fund Return               1,000.00     872.00      0.89       2.09****
   Hypothetical 5% Return           1,000.00   1,020.55      0.89       4.50
--------------------------------------------------------------------------------
Turner Small Cap Equity Fund -- Investor Class Shares
--------------------------------------------------------------------------------
   Actual Fund Return               1,000.00     927.60      1.45       6.99
   Hypothetical 5% Return           1,000.00   1,017.75      1.45       7.31
--------------------------------------------------------------------------------
Turner Quantitative Large Cap Value Fund -- Institutional Class Shares
--------------------------------------------------------------------------------
   Actual Fund Return               1,000.00     892.50      0.69       3.26
   Hypothetical 5% Return           1,000.00   1,021.55      0.69       3.49
--------------------------------------------------------------------------------

   * Unless otherwise indicated, expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period from 4/1/08 - 9/30/08.)

  ** Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 61/366 (to reflect the period from inception to date, 7/31/08 - 9/30/08.)

 *** Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 106/366 (to reflect the period from inception to date, 6/16/08 - 9/30/08.)

**** Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 92/366 (to reflect the period from inception to date, 6/30/08 - 9/30/08.)

78 | TURNER FUNDS 2008 ANNUAL REPORT

--------------------------------------------------------------------------------

TURNER FUNDS

TURNER FUNDS' TRUSTEES

ALFRED C. SALVATO
Chief Investment Officer & Treasurer
Thomas Jefferson University

JANET F. SANSONE
Chief Management Officer
Office of The Public Printer of the United States

ROBERT E. TURNER
Chairman and Chief Investment Officer
Turner Investment Partners, Inc.

DR. JOHN T. WHOLIHAN
Professor, Dean Emeritus, College of Business
Loyola Marymount University

INVESTMENT ADVISERS
TURNER INVESTMENT PARTNERS, INC.
TURNER INVESTMENT MANAGEMENT LLC
Berwyn, Pennsylvania

DISTRIBUTOR
SEI INVESTMENTS DISTRIBUTION COMPANY
Oaks, Pennsylvania

ADMINISTRATOR
TURNER INVESTMENT PARTNERS, INC.
Berwyn, Pennsylvania

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
KPMG LLP
Philadelphia, Pennsylvania

THIS REPORT WAS PREPARED FOR SHAREHOLDERS OF THE TURNER FUNDS. IT MAY BE DISTRIBUTED TO OTHERS ONLY IF PRECEDED OR ACCOMPANIED BY A TURNER FUNDS' PROSPECTUS, WHICH CONTAINS DETAILED INFORMATION. ALL TURNER FUNDS ARE OFFERED BY PROSPECTUS ONLY.

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission (the "Commission") for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds' Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

The Board of Trustees of the Turner Funds has delegated responsibility for decisions regarding proxy voting for securities held by each Fund to Turner Investment Management LLC ("TIM") (with respect to the Small Cap Equity Fund and Midcap Equity Fund only) and to Turner Investment Partners, Inc. (with respect to each other Fund). TIM and Turner Investment Partners, Inc., will vote such proxies in accordance with their respective proxy policies and procedures, which are included in Appendix B to the SAI. The Board of Trustees will periodically review each Fund's proxy voting record.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) via the Funds' website, www.turnerinvestments.com; (ii) on the Commission's website at http://www.sec.gov; and (iii) without charge by calling 1.800.224.6312.

80 | TURNER FUNDS 2008 ANNUAL REPORT

                                        [TURNER FUNDS LOGO]

--------------------------------------------------------------------------------

                                        TURNER FUNDS
                                        P.O. Box 219805
                                        Kansas City, Missouri 64121-9805
                                        Telephone: 1.800.224.6312
                                        Email: mutualfunds@turnerinvestments.com
                                        Web Site:www.turnerinvestments.com

TUR-AR-002-0305

Item 2.    Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, and principal accounting officer.

Item 3.    Audit Committee Financial Expert.

The Board of Trustees of the Turner Funds has determined that the Board's Audit Committee does not have an "audit committee financial expert," as the Securities and Exchange Commission has defined that term. After carefully considering all of the factors involved in the definition of "audit committee financial expert," the Board determined that none of the members of the audit committee possessed all five attributes in the definition, although some members of the Audit Committees possessed some of the attributes. The Board also determined that the Audit Committee members have general financial expertise, and given the size and types of the Turner Funds and in light of the nature of the accounting and valuation issues presented over the past several years, it did not appear that the Audit Committee members lacked any necessary skill to serve on the Audit Committee.

Item 4.     Principal Accountant Fees and Services.

Fees billed by KPMG LLP ("KPMG") Related to the Trust

KPMG billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

------------------ ----------------------------------------------------- -----------------------------------------------------
                                           2008                                                   2007
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
                   All fees and      All fees and      All other fees    All fees and      All fees and      All other fees
                   services to the   services to       and services to   services to the   services to       and services to
                   Trust that were   service           service           Trust that were   service           service
                   pre-approved      affiliates that   affiliates that   pre-approved      affiliates that   affiliates that
                                     were              did not require                     were              did not require
                                     pre-approved      pre-approval                        pre-approved      pre-approval
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(a)     Audit          $243,500            N/A               N/A             $214,500            N/A               N/A
        Fees (1)
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(b)     Audit-Related    N/A               N/A               N/A               N/A               N/A               N/A
        Fees
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(c)     Tax Fees       $ 62,400            N/A               N/A             $48,400             N/A               N/A
        (2)
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(d)     All              N/A               N/A               N/A               N/A             $35,307             N/A
        Other
        Fees (3)
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------

Notes:
(1) Audit fees include fees related to the audit of the registrant's annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.
(2)      Tax fees consist of tax compliance services for the Trust.
         These services primarily included review of federal income tax returns and excise tax returns, as well as services relating to excise tax distribution requirements.
(3) All Other Fees consist of fees for services provided in connection with an assessment of the advisor's anti-money laundering program.

(e)(1) The audit committee does not have pre-approval policies and procedures. Instead, the audit committee approves on a case-by-case basis each audit or non-audit service before the accountant is engaged by the registrant.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

                ---------------------------- ----------------- ----------------
                                                   2008             2007
                ---------------------------- ----------------- ----------------
                Audit-Related Fees                0.00%             0.00%
                ---------------------------- ----------------- ----------------
                Tax Fees                          0.00%             0.00%
                ---------------------------- ----------------- ----------------
                All Other Fees                    0.00%             0.00%
                ---------------------------- ----------------- ----------------

(f) Not applicable.

(g) The aggregate non-audit fees and services billed by KPMG for the last two fiscal years were $62,400 and $83,707 for 2008 and 2007, respectively, as described above.

(h) The registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5.  Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.  Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Trustees since the registrant's last proxy solicitation.

Item 11.   Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days of the filing date of this report, based on their evaluation of the effectiveness of the registrant's disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) of the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Items 12.  Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                  Turner Funds


By (Signature and Title)                      /s/ Thomas R. Trala, Jr.
                                              ----------------------------------
                                              Thomas R. Trala, Jr., President

Date: December 5, 2008





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)                      /s/ Thomas R. Trala, Jr.
                                              ----------------------------------
                                              Thomas R. Trala, Jr., President

Date: December 5, 2008


By (Signature and Title)                      /s/ Michael Lawson
                                              ----------------------------------
                                              Michael Lawson, Controller and CFO

Date: December 5, 2008